united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22696

Victory Portfolios II

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, Brooklyn, OH 44144

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 539-3863

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 97.5%
	ADVERTISING - 0.5%
1,419	Nielsen Holdings PLC	$ 63,103
1,254	Omnicom Group, Inc. ^	82,639
		145,742

	AEROSPACE/DEFENSE - 1.9%
488	Boeing Co. ^	63,904
532	General Dynamics Corp. ^	73,389
670	L-3 Communications Holdings, Inc. ^	70,028
421	Lockheed Martin Corp. ^	87,278
432	Northrop Grumman Corp.	71,690
665	Raytheon Co.	72,658
994	Rockwell Collins, Inc.	81,349
787	United Technologies Corp.	70,035
		590,331
	AGRICULTURE - 0.9%
1,432	Altria Group, Inc.	77,901
1,540	Archer-Daniels-Midland Co.	63,833
920	Philip Morris International, Inc.	72,984
1,554	Reynolds American, Inc.	68,796
		283,514
	AIRLINES - 0.6%
572	Alaska Air Group, Inc.	45,445
859	American Airlines Group, Inc *	33,355
1,554	JetBlue Airways Corp. ^	40,047
1,112	Southwest Airlines Co.	42,300
635	United Continental Holdings, Inc. * ^	33,687
		194,834
	APPAREL - 1.3%
673	Carter's, Inc.	61,001
1,692	Hanesbrands, Inc.	48,966
649	NIKE, Inc. - Cl. B ^	79,808
399	Ralph Lauren Corp.	47,146
260	Skechers U.S.A., Inc. *	34,861
521	Under Armour, Inc. - Cl. A * ^	50,422
984	VF Corp.	67,119
		389,323
	AUTO MANUFACTURERS - 0.6%
4,944	Ford Motor Co.	67,090
1,958	General Motors Co.	58,779
1,091	PACCAR, Inc. ^	56,917
		182,786
	AUTO PARTS & EQUIPMENT - 1.1%
2,669	Allison Transmission Holdings, Inc.	71,236
1,256	BorgWarner, Inc.	52,237
1,667	Goodyear Tire & Rubber Co.	48,893
1,457	Johnson Controls, Inc. ^	60,262
548	Lear Corp.	59,611
479	WABCO Holdings, Inc. *	50,214
		342,453
	BANKS - 4.9%
1,587	Bank of New York Mellon Corp.	62,131
1,860	BB&T Corp.	66,216
722	Capital One Financial Corp.	52,359
1,764	CIT Group, Inc.	70,613
1,183	Citigroup, Inc. ^	58,689
2,578	Citizens Financial Group, Inc.	61,511
652	City National Corp.	57,415
1,192	Comerica, Inc.	48,991
1,455	East West Bancorp, Inc.	55,901
3,054	Fifth Third Bancorp.	57,751
1,046	First Republic Bank	65,657
372	Goldman Sachs Group, Inc. ^	64,639
5,977	Huntington Bancshares, Inc.	63,356
1,052	JPMorgan Chase & Co.	64,140
4,048	KeyCorp ^	52,664
546	M&T Bank Corp. ^	66,585
875	Northern Trust Corp.	59,640

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	BANKS (Continued) - 4.9%
790	PNC Financial Services Group, Inc.	$ 70,468
5,632	Regions Financial Corp.	50,744
450	Signature Bank *	61,902
825	State Street Corp.	55,448
1,519	SunTrust Banks, Inc.	58,087
349	SVB Financial Group *	40,323
1,785	US Bancorp ^	73,203
1,406	Wells Fargo & Co.	72,198
		1,510,631
	BEVERAGES - 1.8%
890	Brown-Forman Corp. - Cl. B	86,241
2,649	Coca-Cola Co. ^	106,278
1,105	Coca-Cola Enterprises, Inc.	53,427
567	Constellation Brands, Inc. - Cl. A	70,994
1,074	Dr. Pepper Snapple Group, Inc. ^	84,900
440	Keurig Green Mountain, Inc.	22,942
323	Monster Beverage Corp. *	43,650
980	PepsiCo, Inc. ^	92,414
		560,846
	BIOTECHNOLOGY - 0.9%
231	Alexion Pharmaceuticals, Inc.	36,126
336	Amgen, Inc. ^	46,476
99	Biogen, Inc.* ^	28,889
368	Celgene Corp. * ^	39,807
462	Gilead Sciences, Inc .	45,364
243	Illumina, Inc. *	42,724
87	Regeneron Pharmaceuticals, Inc. *	40,467
		279,853
	BUILDING MATERIALS - 0.7%
641	Lennox International, Inc.	72,645
261	Martin Marietta Materials, Inc.	39,659
1,935	Masco Corp. ^	48,723
1,057	Owens Corning	44,299
		205,326
	CHEMICALS - 3.4%
464	Air Products & Chemicals, Inc.	59,197
777	Airgas, Inc.	69,409
653	Ashland, Inc.	65,705
785	CF Industries Holdings, Inc.	35,246
1,270	Dow Chemical Co. ^	53,848
769	Eastman Chemical Co.	49,770
666	Ecolab, Inc. ^	73,074
1,226	EI du Pont de Nemours & Co. ^	59,093
609	International Flavors & Fragrances, Inc.	62,885
525	LyondellBasell Industries ^	43,764
1,661	Mosaic Co.	51,674
164	NewMarket Corp. ^	58,548
729	PPG Industries, Inc.	63,926
850	Praxair, Inc.	86,581
263	Sherwin-Williams Co.	58,591
1,016	Valspar Corp.	73,030
801	Westlake Chemical Corp.	41,564
614	WR Grace & Co. * ^	57,133
		1,063,038
	COMMERCIAL SERVICES - 4.6%
1,713	ADT Corp. ^	51,219
2,388	Aramark	70,780
927	Automatic Data Processing, Inc. ^	74,494
974	Cintas Corp.	83,520
704	Equifax, Inc.	68,415
430	FleetCor Technologies, Inc. *	59,177
830	Gartner, Inc. *	69,662
544	Global Payments, Inc.	62,413
2,297	KAR Auction Services, Inc.	81,543
555	ManpowerGroup, Inc.	45,449
756	MasterCard, Inc. ^	68,131
701	Moody's Corp. ^	68,838
1,708	Quanta Services, Inc. * ^	41,351

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	COMMERCIAL SERVICES (Continued) - 4.6%
1,210	Robert Half International, Inc.	$ 61,904
2,355	Rollins, Inc.	63,279
1,307	SEI Investments Co.	63,037
2,525	Service Corp. International	68,427
631	Team Health Holdings, Inc. *	34,093
1,386	Total System Services, Inc.	62,966
542	Towers Watson & Co.	63,620
501	United Rentals, Inc. *	30,085
902	Verisk Analytics, Inc. *	66,667
3,063	Western Union Co. ^	56,237
		1,415,307
	COMPUTERS - 2.8%
1,572	Amdocs Ltd.	89,415
470	Apple, Inc.	51,841
4,327	Brocade Communications Systems, Inc.	44,914
2,723	Cadence Design Systems, Inc. * ^	56,312
867	Cognizant Technology Solutions Corp. *	54,283
2,267	EMC Corp.	54,771
2,925	Genpact Ltd. *	69,059
1,892	Hewlett-Packard Co.	48,454
512	IHS, Inc. *	59,392
467	International Business Machines Corp. ^	67,701
1,233	Jack Henry & Associates, Inc. ^	85,829
530	SanDisk Corp.	28,795
941	Seagate Technology PLC ^	42,157
1,616	Synopsys, Inc. *	74,627
576	Western Digital Corp.	45,757
		873,307
	COSMETICS/PERSONAL CARE - 0.8%
1,288	Colgate-Palmolive Co.	81,736
817	Estee Lauder Cos., Inc. - Cl. A	65,916
1,284	Procter & Gamble Co.	92,371
		240,023
	DISTRIBUTION/WHOLESALE - 0.8%
1,589	Fastenal Co. ^	58,173
897	Genuine Parts Co.	74,352
1,842	LKQ Corp. *	52,239
348	WW Grainger, Inc. ^	74,823
		259,587
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
386	Affiliated Managers Group, Inc. *	66,002
250	Alliance Data Systems Corp. *	64,745
841	American Express Co.	62,343
577	Ameriprise Financial, Inc.	62,968
238	BlackRock, Inc.	70,798
1,183	CBOE Holdings, Inc.	79,356
1,727	Charles Schwab Corp.	49,323
775	CME Group, Inc. ^	71,873
1,260	Discover Financial Services	65,507
1,664	E*TRADE Financial Corp. *	43,813
1,783	Franklin Resources, Inc.	66,435
290	Intercontinental Exchange, Inc.	68,147
1,947	Invesco Ltd.	60,805
1,563	Legg Mason, Inc.	65,036
1,427	Nasdaq, Inc.	76,102
3,659	Navient Corp.	41,127
1,216	Raymond James Financial, Inc.	60,350
2,272	Santander Consumer USA Holdings, Inc. * ^	46,394
2,140	Synchrony Financial * ^	66,982
1,140	T Rowe Price Group, Inc.	79,230
1,813	TD Ameritrade Holding Corp.	57,726
930	Visa, Inc. ^	64,784
		1,389,846

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	ELECTRIC - 5.9%
4,637	AES Corp.	$ 45,396
1,283	Alliant Energy Corp.	75,043
1,780	Ameren Corp. ^	75,241
1,312	American Electric Power Co., Inc.	74,600
1,982	CMS Energy Corp. ^	70,004
1,199	Consolidated Edison, Inc. ^	80,153
1,126	Dominion Resources, Inc. ^	79,248
911	DTE Energy Co.	73,217
1,043	Duke Energy Corp.	75,033
1,136	Edison International ^	71,648
1,082	Entergy Corp.	70,438
1,495	Eversource Energy	75,677
1,885	Exelon Corp. ^	55,984
1,992	ITC Holdings Corp.	66,413
758	NextEra Energy, Inc.	73,943
2,503	OGE Energy Corp.	68,482
2,334	Pepco Holdings, Inc.	56,529
1,418	PG&E Corp.	74,870
1,234	Pinnacle West Capital Corp.	79,149
1,577	Public Service Enterprise Group, Inc.	66,486
1,294	SCANA Corp. ^	72,800
1,803	Southern Co.	80,594
1,995	TECO Energy, Inc.	52,389
1,374	WEC Energy Group, Inc. ^	71,750
1,956	Westar Energy, Inc.	75,189
2,166	Xcel Energy, Inc.	76,698
		1,836,974
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
321	Acuity Brands, Inc.	56,361
1,328	AMETEK, Inc. ^	69,481
1,503	Emerson Electric Co.	66,388
902	Hubbell, Inc. - Cl. B	76,625
		268,855
	ELECTRONICS - 2.6%
1,824	Agilent Technologies, Inc.	62,618
1,303	Amphenol Corp. - Cl. A	66,401
931	Arrow Electronics Inc. *	51,466
1,378	Avnet, Inc.	58,813
3,575	Corning, Inc. ^	61,204
5,054	Flextronics International Ltd. *	53,269
3,979	Gentex Corp.	61,674
770	Honeywell International, Inc. ^	72,911
234	Mettler-Toledo International, Inc. * ^	66,629
1,637	PerkinElmer, Inc.	75,237
564	Thermo Fisher Scientific, Inc.	68,966
2,371	Trimble Navigation Ltd. *	38,932
585	Waters Corp. *	69,153
		807,273
	ENERGY-ALTERNATE SOURCES - 0.2%
2,885	Cheniere Energy Partners LP Holdings LLC	54,844

	ENGINEERING & CONSTRUCTION - 0.3%
1,151	Fluor Corp.	48,745
1,319	Jacobs Engineering Group, Inc. *	49,370
		98,115
	ENTERTAINMENT - 0.2%
1,267	Lions Gate Entertainment Corp. ^	46,626

	ENVIRONMENTAL CONTROL - 0.8%
2,144	Republic Services, Inc.	88,333
616	Stericycle, Inc. *	85,815
1,716	Waste Connections, Inc.	83,363
		257,511
	FOOD - 3.2%
1,809	Campbell Soup Co. ^	91,680
2,475	Flowers Foods, Inc.	61,232
1,699	General Mills, Inc. ^	95,365
990	Hain Celestial Group, Inc. * ^	51,084

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	FOOD (Continued) - 3.2%
1,193	Hormel Foods Corp.	$ 75,529
822	Ingredion, Inc. ^	71,769
2,029	Kroger Co.	73,186
1,115	McCormick & Co., Inc. ^	91,631
1,692	Mondelez International, Inc.	70,844
1,313	Pilgrim's Pride Corp. ^	27,284
1,658	Pinnacle Foods, Inc.	69,437
1,888	Sysco Corp. ^	73,575
1,265	Tyson Foods, Inc. ^	54,521
1,152	WhiteWave Foods, Co. *	46,253
1,583	Whole Foods Market, Inc.	50,102
		1,003,492
	FOREST PRODUCTS & PAPER - 0.2%
1,470	International Paper Co.	55,551

	GAS - 0.7%
1,308	Atmos Energy Corp.	76,099
3,500	CenterPoint Energy, Inc.	63,140
773	Sempra Energy	74,765
		214,004
	HAND & MACHINE TOOLS - 0.7%
1,070	Lincoln Electric Holdings, Inc. ^	56,100
479	Snap-on, Inc. ^	72,300
757	Stanley Black & Decker, Inc.	73,414
		201,814
	HEALTHCARE-PRODUCTS - 3.8%
876	Align Technology, Inc. *	49,722
2,070	Baxter International, Inc.	68,000
619	Becton Dickinson & Co.	82,117
453	Cooper Cos., Inc.	67,434
970	Danaher Corp.	82,654
1,391	DENTSPLY International, Inc.	70,343
377	Edwards Lifesciences Corp. *	53,598
591	Henry Schein, Inc. * ^	78,438
1,498	Hologic, Inc. *	58,617
521	IDEXX Laboratories, Inc. * ^	38,684
119	Intuitive Surgical, Inc. *	54,690
1,646	Patterson Cos., Inc.	71,190
841	ResMed, Inc. ^	42,857
837	Sirona Dental Systems, Inc. *	78,126
900	St Jude Medical, Inc.	56,781
773	Stryker Corp. ^	72,739
639	Teleflex, Inc. ^	79,370
788	Varian Medical Systems, Inc. *	58,139
		1,163,499
	HEALTHCARE SERVICES - 2.2%
623	Acadia Healthcare Co., Inc. *	41,286
469	Aetna, Inc.	51,313
424	Anthem, Inc.	59,360
723	Centene Corp. * ^	39,208
361	Cigna Corp.	48,742
810	Community Health Systems, Inc. *	34,644
631	HCA Holdings, Inc. *	48,814
216	Humana, Inc. ^	38,664
663	Laboratory Corp. of America Holdings *	71,916
988	MEDNAX, Inc. * ^	75,869
917	Quest Diagnostics, Inc.	56,368
499	UnitedHealth Group, Inc.	57,889
395	Universal Health Services, Inc.	49,300
		673,373
	HOMEBUILDERS - 0.8%
1,495	DR Horton, Inc. ^	43,893
948	Lennar Corp. - Cl. A ^	45,627
51	NVR, Inc. *	77,786
2,220	PulteGroup, Inc. ^	41,891
1,476	Toll Brothers, Inc. *	50,538
		259,735

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	HOME FURNISHINGS - 0.2%
320	Harman International Industries, Inc. ^	$ 30,717
315	Whirlpool Corp.	46,387
		77,104
	HOUSEHOLD PRODUCTS/WARES - 1.1%
1,137	Avery Dennison Corp.	64,320
1,118	Church & Dwight Co., Inc. ^	93,800
861	Clorox Co.	99,471
771	Spectrum Brands Holdings, Inc.	70,554
		328,145
	HOUSEWARES - 0.2%
17,338	Newell Rubbermaid, Inc.	69,016

	INSURANCE - 6.2%
1,358	Aflac, Inc.	78,941
176	Alleghany Corp. *	82,387
1,138	Allstate Corp.	66,277
1,405	American Financial Group, Inc.	96,819
1,212	American International Group, Inc.	68,866
932	AmTrust Financial Services, Inc.	58,697
2,245	Arthur J Gallagher & Co.	92,674
932	Assurant, Inc.	73,637
737	Berkshire Hathaway, Inc.*	96,105
2,821	Brown & Brown, Inc.	87,366
366	Chubb Corp.	44,890
1,485	Cincinnati Financial Corp.	79,893
2,156	CNA Financial Corp.	75,309
455	HCC Insurance Holdings, Inc.	35,249
1,071	Lincoln National Corp.	50,830
2,315	Loews Corp.	83,664
96	Markel Corp. *	76,979
1,630	Marsh & McLennan Cos., Inc.	85,119
1,246	MetLife, Inc.	58,749
1,242	Principal Financial Group, Inc.	58,796
2,733	Progressive Corp.	83,739
853	Reinsurance Group of America, Inc.	77,273
237	StanCorp Financial Group, Inc.	27,065
1,432	Torchmark Corp.	80,765
804	Travelers Cos, Inc.	80,022
1,630	Voya Financial, Inc. ^	63,195
1,374	WR Berkley Corp.	74,704
		1,938,010
	INTERNET - 1.7%
71	Alphabet, Inc.*	45,324
1,584	CDW Corp.	64,722
2,347	eBay, Inc.*	57,361
317	Expedia, Inc.	37,305
447	F5 Networks, Inc.* ^	51,763
602	Facebook, Inc.*	54,120
281	Netflix, Inc.*	29,016
42	Priceline Group, Inc.* ^	51,948
2,653	Symantec Corp.	51,654
477	TripAdvisor, Inc.*	30,061
1,034	VeriSign, Inc.* ^	72,959
		546,233
	INVESTMENT COMPANIES - 0.3%
5,954	Ares Capital Corp. ^	86,214

	IRON/STEEL - 0.1%
1,246	Nucor Corp.	46,787

	LEISURE TIME - 0.5%
926	Harley-Davidson, Inc. ^	50,837
416	Polaris Industries, Inc. ^	49,866
500	Royal Caribbean Cruises Ltd. ^	44,545
		145,248

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	LODGING - 1.0%
2,381	Hilton Worldwide Holdings, Inc. *	$ 54,620
1,248	Hyatt Hotels Corp. - Cl. A *	58,781
889	Las Vegas Sands Corp. ^	33,755
801	Marriott International, Inc. - Cl. A	54,628
732	Starwood Hotels & Resorts Worldwide Inc.	48,663
828	Wyndham Worldwide Corp.	59,533
		309,980
	MACHINERY-CONSTRUCTION & MINING - 0.2%
812	Caterpillar, Inc.	53,072

	MACHINERY DIVERSIFIED - 1.9%
571	Cummins, Inc. ^	61,999
841	Deere & Co. ^	62,234
1,300	Flowserve Corp.	53,482
1,196	IDEX Corp.	85,275
515	Middleby Corp.	54,173
587	Rockwell Automation, Inc.	59,563
472	Roper Industries, Inc. ^	73,962
649	Wabtec Corp.	57,144
2,219	Xylem, Inc.	72,894
		580,726
	MEDIA - 2.8%
711	AMC Networks, Inc.*	52,024
1,323	Cablevision Systems Corp.	42,958
1,370	CBS Corp.	54,663
1,167	Comcast Corp.	66,379
1,621	Discovery Communications, Inc.*	42,195
992	DISH Network Corp.*	57,873
500	FactSet Research Systems, Inc.	79,905
914	MSG Networks, Inc.*	65,936
1,169	Scripps Networks Interactive, Inc. ^	57,503
18,997	Sirius XM Holdings, Inc.* ^	71,049
2,034	TEGNA, Inc.	45,541
307	Time Warner Cable, Inc. ^	55,067
868	Time Warner, Inc.	59,675
2,151	Twenty-First Century Fox, Inc. ^	58,034
586	Walt Disney, Co. ^	59,889
		868,691
	METAL FABRICATE/HARDWARE - 0.1%
189	Precision Castparts Corp.	43,415

	MINING - 0.2%
4,273	Alcoa, Inc.	41,277
2,071	Newmont Mining Corp.	33,281
		74,558
	MISCELLANEOUS MANUFACTURING - 2.1%
580	3M Co. ^	82,227
817	AO Smith Corp.	53,260
672	Carlisle Cos, Inc.	58,719
1,460	Colfax Corp. *	43,669
958	Dover Corp.	54,778
1,098	Eaton Corp. PLC	56,327
1,364	Hexcel Corp.	61,189
940	Illinois Tool Works, Inc.	77,371
1,285	Ingersoll-Rand PLC	65,239
623	Parker-Hannifin Corp.	60,618
1,454	Textron, Inc.	54,729
		668,126
	OFFICE/BUSINESS EQUIPMENT - 0.2%
5,049	Xerox Corp. ^	49,127

	OIL & GAS - 1.0%
730	Chevron Corp.	57,582
918	Exxon Mobil Corp. ^	68,253
667	Helmerich & Payne, Inc. ^	31,522
851	Marathon Petroleum Corp.	39,427
584	Phillips 66	44,875

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	OIL & GAS (Continued) - 1.0%
399	Tesoro Corp.	$ 38,799
713	Valero Energy Corp.	42,851
		323,309
	OIL & GAS SERVICES - 0.5%
387	Cameron International Corp. *	23,731
1,127	FMC Technologies, Inc. *	34,937
1,065	National Oilwell Varco, Inc.	40,097
752	Schlumberger Ltd.	51,865
		150,630
	PACKAGING & CONTAINERS - 0.7%
899	Ball Corp.	55,918
1,205	Crown Holdings, Inc. *	55,129
761	Packaging Corp. of America	45,782
1,060	Sealed Air Corp.	49,693
		206,522
	PHARMACEUTICALS - 2.5%
1,577	Abbott Laboratories ^	63,427
867	Cardinal Health, Inc. ^	66,603
742	Eli Lilly & Co.	62,098
764	Express Scripts Holding Co. * ^	61,853
429	Herbalife Ltd. *	23,381
897	Johnson & Johnson ^	83,735
360	McKesson Corp.	66,611
1,001	Mead Johnson Nutrition Co.	70,470
1,248	Merck & Co., Inc. * ^	61,639
698	Mylan NV ^	28,101
2,511	Pfizer, Inc.	78,871
964	Quintiles Transnational Holdings, Inc. *	67,065
998	VCA, Inc. *	52,545
		786,399
	PIPELINES - 0.7%
2,259	Kinder Morgan, Inc.	62,529
1,055	ONEOK, Inc.	33,971
1,634	Plains GP Holdings LP	28,595
2,109	Spectra Energy Corp.	55,403
752	Williams Cos., Inc.	27,711
		208,209
	REAL ESTATE - 0.4%
1,850	CBRE Group, Inc. - Cl. A *	59,200
357	Jones Lang LaSalle, Inc.	51,326
		110,526
	RETAIL - 7.4%
319	Advance Auto Parts, Inc. ^	60,460
1,086	AutoNation, Inc. *	63,183
112	AutoZone, Inc. *	81,069
1,007	Bed Bath & Beyond, Inc. ^	57,419
1,037	Best Buy Co., Inc.	38,493
958	CarMax, Inc. * ^	56,829
79	Chipotle Mexican Grill, Inc.	56,900
1,709	Coach, Inc.	49,441
2,527	Copart, Inc. *	83,138
545	Costco Wholesale Corp.	78,791
858	CVS Health Corp.	82,780
1,026	Dick's Sporting Goods, Inc.	50,900
1,008	Dollar General Corp.	73,020
512	Domino's Pizza, Inc. ^	55,250
1,315	Dunkin' Brands Group, Inc.	64,435
928	Foot Locker, Inc. ^	66,788
1,002	GameStop Corp. ^	41,292
2,102	Gap, Inc.	59,907
599	Home Depot, Inc. ^	69,179

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	RETAIL (Continued) - 7.4%
903	Kohl's Corp.	$ 41,818
688	L Brands, Inc.	62,009
993	Lowe's Cos., Inc.	68,438
949	Macy's, Inc.	48,703
779	McDonald's Corp.	76,755
945	Nordstrom, Inc.	67,766
265	O'Reilly Automotive, Inc. * ^	66,250
284	Panera Bread Co. *	54,928
980	Penske Automotive Group, Inc.	47,471
441	PVH Corp. ^	44,956
5,154	Rite Aid Corp. *	31,285
1,160	Ross Stores, Inc.	56,225
1,107	Starbucks Corp. ^	62,922
517	Tiffany & Co.	39,923
952	TJX Cos., Inc.	67,992
683	Tractor Supply Co.	57,591
432	Ulta Salon Cosmetics & Fragrance, Inc. *	70,567
1,179	Wal-Mart Stores, Inc.	76,446
826	Williams-Sonoma, Inc.	63,065
		2,294,384
	SAVINGS & LOANS - 1.0%
6,023	Hudson City Bancorp, Inc.	61,254
4,510	New York Community Bancorp, Inc. ^	81,451
5,240	People's United Financial, Inc.	82,425
5,662	TFS Financial Corp.	97,670
		322,800
	SEMICONDUCTORS - 2.4%
687	Altera Corp.	34,405
821	Analog Devices, Inc.	46,313
3,202	Applied Materials, Inc.	47,037
923	Freescale Semiconductor Ltd. *	33,763
1,878	Intel Corp. ^	56,603
514	IPG Photonics Corp. * ^	39,049
1,059	KLA-Tencor Corp.	52,950
711	Lam Research Corp.	46,450
1,491	Linear Technology Corp.	60,162
1,331	Microchip Technology, Inc. ^	57,353
1,675	Micron Technology, Inc. *	25,092
1,874	NVIDIA Corp.	46,194
1,005	QUALCOMM, Inc.	53,999
431	Skyworks Solutions, Inc.	36,295
1,175	Texas Instruments, Inc. ^	58,186
1,370	Xilinx, Inc.	58,088
		751,939
	SHIPBUILDING - 0.1%
437	Huntington Ingalls Industries, Inc.	46,825

	SOFTWARE - 3.6%
810	Adobe Systems, Inc. * ^	66,598
815	Akamai Technologies, Inc. *	56,284
788	ANSYS, Inc. *	69,454
1,315	Broadridge Financial Solutions, Inc.	72,785
2,428	CA, Inc.	66,284
992	Cerner Corp. *	59,480
745	Citrix Systems, Inc. *	51,614
708	Electronic Arts, Inc. *	47,967
920	Fidelity National Information Services, Inc.	61,714
861	Fiserv, Inc. *	74,571
1,139	MSCI, Inc.	67,725
1,875	Oracle Corp. ^	67,725
1,797	Paychex, Inc.	85,591
804	Red Hat, Inc. * ^	57,792
737	SS&C Technologies Holdings, Inc.	51,619
404	Tyler Technologies, Inc. *	60,321
316	Ultimate Software Group, Inc. *	56,567
670	Vmware, Inc. *	52,789
		1,126,880

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	TELECOMMUNICATIONS - 0.8%
535	Arista Networks, Inc. * ^		$ 32,737
2,105	CenturyLink, Inc. ^		52,878
2,308	Cisco Systems, Inc.		60,585
1,183	CommScope Holding Co., Inc. *		35,525
971	Motorola Solutions, Inc.		66,397
			248,122
	TEXTILES - 0.2%
308	Mohawk Industries, Inc. *		55,991

	TOYS/GAMES/HOBBIES - 0.2%
693	Hasbro, Inc.		49,993

	TRANSPORTATION - 1.9%
807	CH Robinson Worldwide, Inc.		54,698
1,992	CSX Corp.		53,585
1,457	Expeditors International of Washington, Inc.		68,552
959	JB Hunt Transport Services, Inc.		68,473
549	Kansas City Southern		49,893
814	Norfolk Southern Corp.		62,190
978	Old Dominion Freight Line, Inc. * ^		59,658
740	Ryder System, Inc.		54,790
667	Union Pacific Corp. ^		58,969
703	United Parcel Service, Inc. ^		69,379
			600,187
	TRUCKING & LEASING - 0.2%
180	AMERCO		70,825

	WATER - 0.5%
1,543	American Water Works Co., Inc.		84,988
2,854	Aqua America, Inc.		75,545
			160,533

	TOTAL COMMON STOCK - (Cost - $28,714,889)		30,266,939

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
696,199	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.16% **		696,199
	TOTAL SHORT-TERM INVESTMENTS (Cost - $696,199)

	COLLATERAL FOR SECURITIES LOANED - 25.5%
7,925,373	Mount Vernon Securities Lending Prime Portfolio, 0.24%		7,925,373
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $7,925,373)

	TOTAL INVESTMENTS - 125.2% (Cost - $37,336,461) (a)		$ 38,888,511
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2) %		(7,833,734)
	NET ASSETS - 100.0%		$ 31,054,777

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $7,817,109.
LP - Limited Partnership
PLC - Public Limited Company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $37,363,749 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 3,218,814
	Unrealized depreciation		(1,694,052)
	Net unrealized appreciation		$ 1,524,762

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.1) %
	Equity Futures - (0.1) %
8	S&P Mini Future, December 2015	$ 763,500	$ (16,200)
	TOTAL LONG FUTURES CONTRACTS	$ 763,500	$ (16,200)

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 95.2%
	AEROSPACE/DEFENSE - 0.9%
305	Astronics Corp. *	$ 12,331
1,133	Kaman Corp.	40,618
515	Moog, Inc.*	27,846
359	National Presto Industries, Inc.	30,249
		111,044
	AGRICULTURE - 0.5%
538	Andersons, Inc. ^	18,324
1,731	Vector Group Ltd. ^	39,138
		57,462
	AIRLINES - 0.1%
498	Hawaiian Holdings, Inc.* ^	12,291

	APPAREL - 0.5%
967	Iconix Brand Group, Inc. * ^	13,074
625	Steven Madden Ltd. *	22,887
974	Wolverine World Wide, Inc.	21,077
		57,038
	AUTO MANUFACTERER - 0.1%
1,806	Wabash National Corp. * ^	19,126

	AUTO PARTS & EQUIPMENT - 1.6%
1,268	American Axle & Manufacturing Holdings, Inc. *	25,284
566	Cooper Tire & Rubber Co.	22,363
1,488	Dana Holding Corp.	23,629
560	Dorman Products, Inc. * ^	28,498
428	Gentherm, Inc. *	19,226
1,560	Meritor, Inc. *	16,583
513	Motorcar Parts of America, Inc. *	16,077
642	Standard Motor Products, Inc. ^	22,393
574	Tenneco, Inc. *	25,698
		199,751
	BANKS - 14.2%
937	1st Source Corp.	28,860
1,057	Ameris Bancorp	30,389
1,615	Associated Banc-Corp. ^	29,022
506	BancFirst Corp. ^	31,929
1,050	BancorpSouth, Inc. ^	24,958
583	Bank of Hawaii Corp. ^	37,015
638	Banner Corp. ^	30,477
1,823	BBCN Bancorp, Inc.	27,381
1,424	BNC Bancorp	31,656
1,957	Boston Private Financial Holdings, Inc.	22,897
971	Capital Bank Financial Corp. *	29,353
894	Cathay General Bancorp ^	26,784
1,009	Chemical Financial Corp.	32,641
954	Columbia Banking System, Inc.	29,774
930	Community Bank System, Inc. ^	34,568
1,775	CVB Financial Corp. ^	29,642
798	Eagle Bancorp, Inc.	36,309
132	First Citizens BancShares, Inc.	29,832
1,517	First Financial Bancorp	28,944
845	First Financial Bankshares, Inc.	26,854
1,152	First Interstate BancSystem, Inc.	32,072
1,315	First Merchants Corp. ^	34,479
1,729	First Midwest Bancorp, Inc.	30,327
1,557	FirstMerit Corp.	27,512
2,398	FNB Corp.	31,054
2,810	Fulton Financial Corp. ^	34,001
961	Glacier Bancorp, Inc.	25,361
793	Hancock Holding Co. ^	21,451
1,335	Hilltop Holdings, Inc. *	26,446
724	Home BancShares, Inc.	29,322
434	IBERIABANK Corp. ^	25,263
666	Independent Bank Corp. ^	30,703
961	International Bancshares Corp. ^	24,054
718	LegacyTexas Financial Group, Inc.	21,885
823	MB Financial, Inc.	26,863
2,050	National Penn Bancshares, Inc.	24,087
1,193	NBT Bancorp, Inc.	32,139
2,104	Old National Bancorp ^	29,309

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	BANKS (Continued) - 14.2%
703	Opus Bank	$ 26,883
386	Park National Corp. ^	34,825
538	Pinnacle Financial Partners, Inc.	26,583
674	PrivateBancorp, Inc.	25,834
1,064	Renasant Corp. ^	34,952
978	S&T Bancorp, Inc.	31,902
802	ServisFirst Bancshares, Inc.	33,307
658	Simmons First National Corp.	31,538
418	South State Corp.	32,132
2,032	Talmer Bancorp, Inc.	33,833
1,872	TCF Financial Corp.	28,380
423	Texas Capital Bancshares, Inc. *	22,174
1,643	Towne Bank ^	30,971
1,316	Trustmark Corp. ^	30,492
527	UMB Financial Corp.	26,777
1,209	Union Bankshares Corp.	29,016
791	United Bankshares, Inc. ^	30,050
1,476	United Community Banks, Inc.	30,169
4,040	Valley National Bancorp ^	39,754
1,011	WesBanco, Inc. ^	31,796
681	Westamerica Bancorporation ^	30,264
639	Wintrust Financial Corp.	34,142
		1,781,387
	BEVERAGES - 0.4%
109	Boston Beer Co., Inc. *	22,956
136	Coca-Cola Bottling Co. Consolidated ^	26,300
		49,256
	BIOTECHNOLOGY - 0.5%
294	Cambrex Corp. * ^	11,666
160	Ligand Pharmaceuticals, Inc. * ^	13,704
470	Myriad Genetics, Inc. * ^	17,616
4,399	PDL BioPharma, Inc. ^	22,127
		65,113
	BUILDING MATERIALS - 1.7%
1,258	AAON, Inc.	24,380
345	Apogee Enterprises, Inc.	15,404
652	Boise Cascade Co. *	16,443
497	Drew Industries, Inc.	27,141
1,612	Griffon Corp.	25,421
446	Patrick Industries, Inc. *	17,613
1,095	PGT, Inc. * ^	13,447
980	Simpson Manufacturing Co., Inc.	32,820
442	Trex Co., Inc. * ^	14,732
373	Universal Forest Products, Inc.	21,515
		208,916
	CHEMICALS - 2.4%
836	Aceto Corp. ^	22,948
362	Balchem Corp.	21,999
1,542	Calgon Carbon Corp.	24,024
848	Chemtura Corp. * ^	24,270
1,787	Ferro Corp. *	19,568
900	HB Fuller Co.	30,546
591	Innophos Holdings, Inc.	23,427
603	Innospec, Inc.	28,046
378	Minerals Technologies, Inc.	18,204
1,035	Olin Corp. ^	17,398
280	Quaker Chemical Corp. ^	21,582
500	Sensient Technologies Corp.	30,650
505	Stepan Co. ^	21,013
		303,675
	COMMERCIAL SERVICES - 5.1%
583	Aaron's, Inc.	21,052
1,249	ABM Industries, Inc.	34,110
548	AMN Healthcare Services, Inc. *	16,445
443	Capella Education Co. ^	21,937
733	Cardtronics, Inc. * ^	23,969
718	CorVel Corp. *	23,191
470	Deluxe Corp.	26,198
584	DeVry Education Group, Inc. ^	15,891
590	FTI Consulting, Inc. *	24,491
776	Grand Canyon Education, Inc. * ^	29,480
560	HealthEquity, Inc. *	16,548
293	Huron Consulting Group, Inc. *	18,321

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	COMMERCIAL SERVICES (Continued) - 5.1%
741	ICF International, Inc. *	$ 22,519
470	Insperity, Inc.	20,647
720	Kforce, Inc.	18,922
852	Korn/Ferry International	28,176
675	Matthews International Corp.	33,055
1,074	McGrath RentCorp	28,665
502	Monro Muffler Brake, Inc. ^	33,910
338	Multi-Color Corp.	25,854
546	Nutrisystem, Inc.	14,480
595	On Assignment, Inc. *	21,956
657	Rent-A-Center, Inc. ^	15,932
1,603	Resources Connection, Inc.	24,157
1,679	RPX Corp. *	23,036
291	Strayer Education, Inc. *	15,996
644	Team, Inc. *	20,685
722	TrueBlue, Inc. *	16,223
		635,846
	COMPUTERS - 2.5%
468	CACI International, Inc. *	34,618
1,323	Convergys Corp.	30,575
671	Electronics For Imaging, Inc. * ^	29,041
755	ExlService Holdings, Inc. *	27,882
953	Insight Enterprises, Inc. *	24,635
504	MTS Systems Corp. ^	30,295
323	Qualys, Inc. * ^	9,193
565	Science Applications International Corp.	22,719
605	Super Micro Computer, Inc. *	16,492
1,148	Sykes Enterprises, Inc. *	29,274
1,006	TeleTech Holdings, Inc. *	26,951
528	Virtusa, Corp. *	27,092
		308,767
	COSMETICS/PERSONAL CARE - 0.2%
815	Inter Parfums, Inc.	20,220

	DISTRIBUTION/WHOLESALE - 0.8%
353	Core-Mark Holding Co., Inc. ^	23,104
346	Fossil Group, Inc. *	19,334
530	H&E Equipment Services, Inc.	8,862
608	ScanSource, Inc. *	21,560
504	WESCO International, Inc. *	23,421
		96,281
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
1,122	Aircastle Ltd. ^	23,124
494	Blackhawk Network Holdings, Inc. *	20,941
1,000	Cohen & Steers, Inc.	27,450
223	Ellie Mae, Inc. *	14,845
700	Encore Capital Group, Inc.* ^	25,900
532	Evercore Partners, Inc.	26,728
595	Financial Engines, Inc. ^	17,535
392	GAMCO Investors, Inc.	21,521
749	Greenhill & Co., Inc. ^	21,324
1,537	Janus Capital Group, Inc.	20,903
1,706	Manning & Napier, Inc. ^	12,556
785	Nelnet, Inc.	27,169
488	PRA Group, Inc. * ^	25,825
162	Virtus Investment Partners, Inc.	16,281
361	WageWorks, Inc. * ^	16,274
759	WisdomTree Investments, Inc. ^	12,243
		330,619
	ELECTRIC - 2.7%
685	ALLETE, Inc.	34,586
1,071	Avista Corp.	35,611
912	El Paso Electric Co.	33,580
1,373	Empire District Electric Co.	30,247
550	IDACORP, Inc. ^	35,591
769	MGE Energy, Inc.	31,675
682	NorthWestern Corp. ^	36,712
650	Ormat Technologies, Inc. ^	22,119
1,111	Otter Tail Corp. ^	28,953
1,144	PNM Resources, Inc.	32,089
461	UIL Holdings Corp.	23,174
		344,337

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
571	Encore Wire Corp.	$ 18,655
528	EnerSys	28,290
642	Generac Holdings, Inc. * ^	19,318
301	Littelfuse, Inc.	27,436
		93,699
	ELECTRONICS - 3.7%
2,001	AVX Corp.	26,193
471	Badger Meter, Inc. ^	27,346
1,479	Benchmark Electronics, Inc. *	32,183
423	Coherent, Inc. *	23,138
1,703	CTS Corp.	31,523
913	ESCO Technologies, Inc.	32,777
392	FARO Technologies, Inc. *	13,720
1,262	II-VI, Inc. *	20,293
432	Methode Electronics, Inc.	13,781
1,680	Newport Corp. *	23,100
433	OSI Systems, Inc. *	33,324
739	Plexus Corp. *	28,511
906	Rofin-Sinar Technologies, Inc. *	23,493
438	Rogers Corp. *	23,293
970	Sanmina Corp. *	20,729
549	TASER International, Inc. * ^	12,092
308	Tech Data Corp. *	21,098
3,023	Vishay Intertechnology, Inc. ^	29,293
587	Woodward, Inc.	23,891
		459,778
	ENGINEERING & CONSTRUCTION - 1.3%
475	Argan, Inc.	16,473
706	Comfort Systems USA, Inc.	19,246
192	Dycom Industries, Inc. * ^	13,893
707	EMCOR Group, Inc.	31,285
685	Exponent, Inc.	30,524
886	MYR Group, Inc. *	23,213
854	Primoris Services Corp. ^	15,295
904	Tutor Perini Corp. * ^	14,880
		164,809
	ENTERTAINMENT - 0.6%
810	AMC Entertainment Holdings Inc	20,404
367	Marriott Vacations Worldwide Corp. ^	25,007
1,559	Regal Entertainment Group	29,138
		74,549
	ENVIRONMENTAL CONTROL - 0.5%
452	MSA Safety, Inc.	18,066
1,144	Tetra Tech, Inc.	27,811
500	US Ecology, Inc.	21,825
		67,702
	FOOD - 2.6%
287	Cal-Maine Foods, Inc. ^	15,673
661	Fresh Market, Inc. * ^	14,932
287	Ingles Markets, Inc.	13,727
223	J&J Snack Foods Corp.	25,346
360	John B Sanfilippo & Son, Inc.	18,454
396	Lancaster Colony Corp.	38,602
327	Sanderson Farms, Inc. ^	22,422
1,189	Smart & Final Stores, Inc. *	18,679
1,031	Snyder's-Lance, Inc.	34,776
980	SpartanNash Co.	25,333
2,465	SUPERVALU, Inc.*	17,699
971	Tootsie Roll Industries, Inc. ^	30,383
387	United Natural Foods, Inc.*	18,773
648	Weis Markets, Inc.	27,054
		321,853
	FOREST PRODUCTS & PAPER - 1.0%
573	Deltic Timber Corp. ^	34,271
535	Neenah Paper, Inc.	31,180
1,714	PH Glatfelter Co.	29,515
807	Schweitzer-Mauduit International, Inc.	27,745
		122,711
	GAS - 0.8%
472	Chesapeake Utilities Corp. ^	25,054
759	ONE Gas, Inc. ^	34,405

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	GAS (Continued) - 0.8%
616	Southwest Gas Corp.	$ 35,925
		95,384
	HAND/MACHINE TOOLS - 0.2%
1,007	Franklin Electric Co., Inc.	27,421

	HEALTHCARE PRODUCTS - 3.6%
419	Abaxis, Inc.	18,432
365	Analogic Corp.	29,945
76	Atrion Corp.	28,497
489	Cantel Medical Corp.	27,726
553	CONMED Corp.	26,400
346	Cyberonics, Inc. *	21,030
1,160	Globus Medical, Inc. * ^	23,966
427	Greatbatch, Inc. *	24,091
1,337	Hanger, Inc. * ^	18,237
738	Hill-Rom Holdings, Inc. ^	38,369
194	ICU Medical, Inc. *	21,243
291	Inogen, Inc. *	14,128
455	Integra LifeSciences Holdings Corp. *	27,095
1,024	Luminex Corp. * ^	17,316
563	Masimo Corp. *	21,709
1,711	Meridian Bioscience, Inc.	29,258
932	Merit Medical Systems, Inc. *	22,284
586	Natus Medical, Inc. *	23,118
527	Vascular Solutions, Inc. *	17,080
		449,924
	HEALTHCARE SERVICES - 1.5%
496	Air Methods Corp. * ^	16,909
246	Chemed Corp. ^	32,834
533	Ensign Group, Inc.	22,722
187	IPC Healthcare, Inc. *	14,528
354	LHC Group, Inc.*	15,849
395	Magellan Health, Inc. *	21,895
350	Providence Service Corp. * ^	15,253
1,672	Select Medical Holdings Corp. ^	18,041
532	US Physical Therapy, Inc.	23,881
		181,912
	HOME BUILDERS - 2.1%
2,577	CalAtlantic Group, Inc. *	20,616
298	Cavco Industries, Inc. *	20,291
647	Installed Building Products, Inc. * ^	16,356
1,123	KB Home ^	15,217
985	M/I Homes, Inc. * ^	23,226
932	MDC Holdings, Inc. ^	24,400
489	Meritage Homes Corp. *	17,858
477	Ryland Group, Inc. ^	19,476
1,010	Taylor Morrison Home Corp. *	18,847
599	Thor Industries, Inc.	31,028
1,643	TRI Pointe Group, Inc. * ^	21,507
914	WCI Communities, Inc. *	20,684
783	William Lyon Homes *	16,130
		265,636
	HOME FURNISHINGS - 1.3%
287	American Woodmark Corp. *	18,618
686	Ethan Allen Interiors, Inc.	18,117
794	iRobot Corp. *	23,137
1,055	La-Z-Boy, Inc.	28,021
903	Select Comfort Corp. *	19,758
3,280	TiVo, Inc. *	28,405
530	Universal Electronics, Inc. *	22,276
		158,332
	HOUSEHOLD PRODUCTS - 0.4%
1,030	Tumi Holdings, Inc. *	18,149
358	WD-40 Co. ^	31,887
		50,036
	HOUSEWARES - 0.2%
453	Tupperware Brands Corp. ^	22,419

	INSURANCE - 3.6%
971	American Equity Investment Life Holding Co.	22,634
299	American National Insurance Co.	29,194
617	AMERISAFE, Inc.	30,683

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	INSURANCE (Continued) - 3.6%
504	FBL Financial Group, Inc. ^	$ 31,006
964	Horace Mann Educators Corp.	32,024
439	Infinity Property & Casualty Corp.	35,357
947	Kemper Corp.	33,495
1,834	MBIA, Inc. *	11,151
1,443	National General Holdings Corp.	27,835
501	Navigators Group, Inc. *	39,068
598	Primerica, Inc. ^	26,952
1,050	ProAssurance Corp.	51,523
568	RLI Corp.	30,405
1,076	Selective Insurance Group, Inc. ^	33,421
638	Universal Insurance Holdings, Inc. ^	18,847
		453,595
	INTERNET - 1.4%
248	ePlus, Inc. *	19,609
766	FTD Cos., Inc. *	22,827
676	GrubHub, Inc. *	16,454
847	HealthStream, Inc. *	18,473
540	Lands' End, Inc. * ^	14,585
1,118	NIC, Inc.	19,800
1,213	Perficient, Inc. *	18,717
348	Shutterstock, Inc. * ^	10,523
670	VASCO Data Security International, Inc. * ^	11,417
636	WebMD Health Corp. *	25,338
		177,743
	INVESTMENT COMPANIES - 1.2%
3,075	Golub Capital BDC, Inc. ^	49,138
1,280	Main Street Capital Corp. ^	34,125
4,351	Prospect Capital Corp. ^	31,023
2,259	TPG Specialty Lending, Inc. ^	37,115
		151,401
	IRON/STEEL - 0.1%
1,377	Commercial Metals Co. ^	18,658

	LODGING - 0.5%
642	Choice Hotels International, Inc.	30,591
1,486	Interval Leisure Group, Inc.	27,283
		57,874
	MACHINERY-CONSTRUCTION & MINING - 0.6%
676	Astec Industries, Inc.	22,653
437	Hyster-Yale Materials Handling, Inc.	25,272
1,089	Joy Global, Inc. ^	16,259
688	Terex Corp.	12,343
		76,527
	MACHINERY-DIVERSIFIED - 1.1%
434	Alamo Group, Inc.	20,289
1,167	Altra Industrial Motion Corp. ^	26,981
706	Applied Industrial Technologies, Inc.	26,934
559	Chart Industries, Inc. *	10,738
347	Lindsay Corp. ^	23,523
552	Tennant Co.	31,011
		139,476
	MEDIA - 0.8%
2,277	Entravision Communications Corp.	15,119
1,347	Gray Television, Inc. * ^	17,188
556	Meredith Corp.	23,674
560	Nexstar Broadcasting Group, Inc.	26,516
903	Sinclair Broadcast Group, Inc. ^	22,864
		105,361
	METAL FABRICATE & HARDWARE - 1.2%
524	CIRCOR International, Inc. ^	21,023
1,046	Mueller Industries, Inc.	30,941
356	RBC Bearings, Inc. *	21,264
1,394	Rexnord Corp. *	23,670
930	Sun Hydraulics Corp. ^	25,547
322	Valmont Industries, Inc.	30,555
		153,000
	MINING - 0.4%
1,261	Globe Specialty Metals, Inc.	15,296
667	Materion Corp.	20,023
577	US Silica Holdings, Inc. ^	8,130
		43,449

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.2%
446	American Railcar Industries, Inc. ^	$ 16,127
491	AZZ, Inc.	23,907
833	Barnes Group, Inc.	30,030
660	CLARCOR, Inc.	31,469
1,750	Federal Signal Corp.	23,992
1,010	Hillenbrand, Inc.	26,270
659	John Bean Technologies Corp.	25,207
288	Proto Labs, Inc. * ^	19,296
1,153	Raven Industries, Inc.	19,543
920	Smith & Wesson Holding Corp. *	15,520
360	Standex International Corp.	27,126
919	TriMas Corp. * ^	15,026
		273,513
	OFFICE FURNISHINGS - 0.9%
1,124	Herman Miller, Inc.	32,416
500	HNI Corp. ^	21,450
1,161	Knoll, Inc.	25,519
1,640	Steelcase, Inc. ^	30,192
		109,577
	OIL & GAS - 0.3%
783	Atwood Oceanics, Inc. ^	11,596
512	Murphy USA, Inc. *	28,134
		39,730
	OIL & GAS SERVICES - 0.5%
297	Dril-Quip, Inc. *	17,291
895	Forum Energy Technologies, Inc. * ^	10,928
1,084	MRC Global, Inc. *	12,087
1,199	Thermon Group Holdings, Inc. *	24,639
		64,945
	PACKAGING & CONTAINERS - 0.3%
578	Greif, Inc.	18,444
1,135	KapStone Paper and Packaging Corp.	18,739
		37,183
	PHARMACEUTICALS - 1.0%
406	Insys Therapeutics, Inc. * ^	11,555
268	Lannett Co., Inc. * ^	11,127
377	Neogen Corp. * ^	16,961
1,107	Owens & Minor, Inc. ^	35,358
529	Prestige Brands Holdings, Inc. * ^	23,890
384	Sucampo Pharmaceuticals, Inc. *	7,630
704	Supernus Pharmaceuticals, Inc. *	9,877
86	USANA Health Sciences, Inc. *	11,527
		127,925
	REAL ESTATE - 0.5%
816	Alexander & Baldwin, Inc. ^	28,013
609	HFF, Inc.	20,560
365	Marcus & Millichap, Inc. *	16,786
		65,359
	RETAIL - 6.8%
321	Asbury Automotive Group, Inc. *	26,049
1,563	Ascena Retail Group, Inc. * ^	21,741
66	Biglari Holdings, Inc. *	24,139
483	BJ's Restaurants, Inc. *	20,783
593	Buckle, Inc. ^	21,923
686	Caleres, Inc.	20,944
750	Cato, Corp.	25,522
580	Cheesecake Factory, Inc. ^	31,297
916	CST Brands, Inc.	30,833
1,840	Denny's, Corp. *	20,295
828	DSW, Inc.	20,957
864	Express, Inc. *	15,440
392	Fiesta Restaurant Group, Inc. *	17,785
717	Finish Line, Inc. ^	13,838
635	First Cash Financial Services, Inc. *	25,438
505	Five Below, Inc. * ^	16,958
462	Genesco, Inc. *	26,366
306	Group 1 Automotive, Inc.	26,056
847	Guess?, Inc. ^	18,092
653	Hibbett Sports, Inc. * ^	22,862
330	Jack in the Box, Inc.	25,423

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	RETAIL (Continued) - 6.8%
1,198	Krispy Kreme Doughnuts, Inc. *	$ 17,527
228	Lithia Motors, Inc.	24,649
375	Mattress Firm Holding Corp. * ^	15,660
555	Movado Group, Inc.	14,336
337	Nu Skin Enterprises, Inc. ^	13,911
401	Papa John's International, Inc. ^	27,460
1,441	Pier 1 Imports, Inc. ^	9,943
429	Popeyes Louisiana Kitchen, Inc. *	24,178
295	PriceSmart, Inc. ^	22,815
239	Red Robin Gourmet Burgers, Inc. *	18,102
996	Rush Enterprises, Inc. *	24,103
1,350	Sonic Automotive, Inc.	27,567
674	Sonic Corp.	15,468
798	Texas Roadhouse, Inc.	29,686
1,016	Tile Shop Holdings, Inc. * ^	12,172
643	Vitamin Shoppe, Inc. *	20,988
2,882	Wendy's Co.	24,929
674	World Fuel Services Corp.	24,129
695	Zumiez, Inc. *	10,863
		851,227
	SAVINGS & LOANS - 2.8%
2,046	Astoria Financial Corp.	32,941
3,616	Beneficial Bancorp, Inc. *	47,948
1,373	Berkshire Hills Bancorp, Inc.	37,812
236	BofI Holding, Inc. * ^	30,404
3,949	Capitol Federal Financial, Inc.	47,862
1,930	EverBank Financial Corp. ^	37,249
3,358	Northwest Bancshares, Inc.	43,654
1,809	Provident Financial Services, Inc.	35,275
1,439	Washington Federal, Inc.	32,737
		345,882
	SEMICONDUCTORS - 2.7%
167	Ambarella, Inc. ^	9,651
2,348	Amkor Technology, Inc.	10,542
697	Cabot Microelectronics Corp.	27,002
548	Cirrus Logic, Inc. ^	17,267
1,132	Diodes, Inc.	24,191
841	Integrated Device Technology, Inc.	17,072
953	MKS Instruments, Inc.	31,954
518	Monolithic Power Systems, Inc. ^	26,522
1,179	OmniVision Technologies, Inc.	30,961
2,801	Photronics, Inc. ^	25,377
607	Power Integrations, Inc.	25,597
1,362	QLogic Corp.	13,960
1,590	Rambus, Inc.	18,762
503	Silicon Laboratories, Inc.	20,895
270	Synaptics, Inc.	22,264
598	Tessera Technologies, Inc.	19,381
		341,398
	SOFTWARE - 2.2%
475	Blackbaud, Inc.	26,657
588	Constant Contact, Inc. ^	14,253
982	CSG Systems International, Inc. ^	30,246
532	Ebix, Inc. ^	13,279
334	Envestnet, Inc. ^	10,010
310	Fair Isaac Corp. ^	26,195
1,123	ManTech International Corp.	28,861
1,004	Monotype Imaging Holdings, Inc.	21,907
755	Omnicell, Inc. ^	23,480
818	Pegasystems, Inc.	20,131
1,424	Quality Systems, Inc.	17,771
380	SPS Commerce, Inc.	25,798
443	Synchronoss Technologies, Inc. ^	14,530
		273,118
	STORAGE/WAREHOUSING - 0.2%
1,906	Wesco Aircraft Holdings, Inc. *	23,253

	TELECOMMUNICATIONS - 2.3%
1,525	ADTRAN, Inc. ^	22,265
444	Anixter International, Inc. ^	25,654
980	CalAmp Corp.	15,768
720	Infinera Corp.	14,083

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	TELECOMMUNICATIONS (Continued) - 2.3%
704	Inteliquent, Inc.	$ 15,720
546	InterDigital, Inc.	27,628
2,971	Iridium Communications, Inc. ^	18,272
326	LogMeIn, Inc.	22,220
677	NeuStar, Inc.	18,421
538	Plantronics, Inc. ^	27,357
2,350	Polycom, Inc.	24,628
436	Shenandoah Telecommunications Co. ^	18,665
3,019	Vonage Holdings Corp.	17,752
842	West Corp.	18,861
		287,294
	TEXTILES - 0.5%
490	G&K Services, Inc.	32,644
311	UniFirst Corp.	33,218
		65,862
	TRANSPORTATION - 2.7%
2,715	Air Transport Services Group, Inc. *	23,213
657	ArcBest Corp.	16,931
489	Atlas Air Worldwide Holdings, Inc. * ^	16,900
712	Con-way, Inc.	33,784
632	Forward Air Corp. ^	26,222
1,360	Heartland Express, Inc.	27,118
652	Hornbeck Offshore Services, Inc. *	8,822
618	Hub Group, Inc. *	22,501
791	Knight Transportation, Inc.	18,984
492	Landstar System, Inc.	31,227
1,124	Marten Transport Ltd. ^	18,175
663	Matson, Inc.	25,519
911	Roadrunner Transportation Systems, Inc. *	16,762
550	Saia, Inc. *	17,022
1,036	Swift Transportation Co. * ^	15,561
960	Werner Enterprises, Inc.	24,096
		342,837
	TRUCKING & LEASING - 0.4%
557	GATX Corp. ^	24,592
378	Greenbrier Cos., Inc. ^	12,138
1,024	TAL International Group, Inc.	13,998
		50,728
	WATER - 0.7%
744	American States Water Co.	30,802
1,237	California Water Service Group	27,362
889	SJW Corp.	27,337
		85,501

	TOTAL COMMON STOCK (Cost- $12,147,158)	11,919,710

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
526,111	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.16% **	526,111
	TOTAL SHORT-TERM INVESTMENTS (Cost - $526,111)

	COLLATERAL FOR SECURITIES LOANED - 26.0%
3,257,873	Mount Vernon Securities Lending Prime Portfolio, 0.24%	$ 3,257,873
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,257,873)

	TOTAL INVESTMENTS - 125.4% (Cost- $15,931,142) (a)	$ 15,703,694
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.4) %	(3,177,941)
	NET ASSETS - 100.0%	$ 12,525,753

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2015
^ All or a portion of this security is on loan. The market value of the loaned security is $3,195,914.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $15,938,497 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 789,111
	Unrealized depreciation	(1,023,914)
	Net unrealized depreciation	$ (234,803)

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
6	Russell Mini Future, December 2015	$ 657,540	$ 9,960
	TOTAL LONG FUTURES CONTRACTS	$ 657,540	$ 9,960

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 96.4%
	ADVERTISING - 0.8
400	Dentsu, Inc.	$ 20,437
1,062	JCDecaux SA	38,391
535	Publicis Groupe SA	36,405
2,010	WPP PLC	41,799
		137,032
	AEROSPACE/DEFENSE - 0.9%
439	Airbus Group SE	25,920
6,873	BAE Systems PLC	46,605
1,922	Finmeccanica SpA *	24,000
542	Thales SA	37,602
971	Zodiac Aerospace	22,207
		156,334
	AGRICULTURE - 0.6%
802	British American Tobacco PLC	44,252
773	Imperial Tobacco Group PLC	39,959
835	Japan Tobacco, Inc.	25,758
		109,969
	AIRLINES - 0.8%
18,000	Cathay Pacific Airways Ltd.	33,724
1,086	easyJet PLC	29,229
900	Japan Airlines Co. Ltd.	31,671
5,800	Singapore Airlines Ltd.	43,649
		138,273
	APPAREL - 1.2%
1,709	Burberry Group PLC	35,410
179	Christian Dior SE	33,368
1,300	Gildan Activewear, Inc.	39,063
93	Hermes International	33,728
170	LVMH Moet Hennessy Louis Vuitton SE	28,873
443	Michael Kors Holdings Ltd. *	18,712
8,452	Prada SpA	32,390
		221,544
	AUTO MANUFACTURERS - 2.0%
307	Bayerische Motoren Werke AG	27,139
376	Daimler AG	27,210
1,845	Fiat Chrysler Automobiles NV * ^	24,372
863	Fuji Heavy Industries Ltd.	30,858
1,002	Honda Motor Co. Ltd.	29,605
2,759	Isuzu Motors Ltd.	27,525
1,800	Mazda Motor Corp.	28,252
3,900	Mitsubishi Motors Corp.	29,694
3,543	Nissan Motor Co. Ltd.	32,360
283	Renault SA	20,211
871	Suzuki Motor Corp.	26,629
661	Toyota Motor Corp.	38,469
154	Volkswagen AG	18,036
		360,360
	AUTO PARTS & EQUIPMENT - 2.4%
890	Aisin Seiki Co. Ltd.	29,721
374	Autoliv, Inc. ^	40,770
987	Bridgestone Corp.	33,999
372	Cie Generale des Etablissements Michelin	33,799
128	Continental AG	27,153
466	Delphi Automotive PLC	35,435
761	Denso Corp.	31,995
700	Magna International, Inc.	33,426
1,000	NGK Insulators Ltd.	19,010
3,117	Pirelli & Co. SpA	52,070
2,304	Sumitomo Electric Industries Ltd.	29,305
605	Toyota Industries Corp.	28,588
200	Valeo SA	26,949
		422,220
	BANKS - 9.0%
1,996	Australia & New Zealand Banking Group Ltd.	37,950
3,810	Banco Bilbao Vizcaya Argentaria SA	32,227
14,094	Banco de Sabadell SA	25,825
6,744	Banco Popular Espanol SA	24,526
4,486	Banco Santander SA	23,748
13,000	Bank of East Asia Ltd.	43,613

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	BANKS (Continued) - 9.0%
61,735	Bank of Ireland *	$ 23,939
1,000	Bank of Montreal	54,293
1,200	Bank of Nova Scotia	52,664
5,000	Bank of Yokohama Ltd.	30,226
25,891	Bankia SA	33,457
480	BNP Paribas SA	28,099
9,500	BOC Hong Kong Holdings Ltd.	27,887
7,699	CaixaBank SA	29,597
700	Canadian Imperial Bank of Commerce	50,104
17,000	CITIC Ltd.	30,929
816	Commonwealth Bank of Australia	41,662
2,078	Credit Agricole SA	23,780
1,012	Credit Suisse Group AG	24,257
4,016	DBS Group Holdings Ltd.	45,787
2,530	DNB ASA	32,844
5,145	HSBC Holdings PLC	38,862
6,999	Intesa Sanpaolo SpA	24,649
533	KBC Groep NV	33,527
2,702	Mediobanca SpA	26,503
4,497	Mitsubishi UFJ Financial Group, Inc.	26,896
16,945	Mizuho Financial Group, Inc.	31,533
2,018	National Australia Bank Ltd.	42,477
1,300	National Bank of Canada	41,342
4,706	Natixis SA	25,937
2,866	Nordea Bank AB	31,841
8,969	Oversea-Chinese Banking Corp. Ltd.	55,449
6,690	Resona Holdings, Inc.	33,863
1,000	Royal Bank of Canada	55,047
3,388	Skandinaviska Enskilda Banken AB	36,085
602	Societe Generale SA	26,770
2,467	Standard Chartered PLC	23,944
839	Sumitomo Mitsui Financial Group, Inc.	31,604
8,024	Sumitomo Mitsui Trust Holdings, Inc.	29,301
2,512	Svenska Handelsbanken AB	35,903
1,790	Swedbank AB	39,453
1,400	Toronto-Dominion Bank	54,935
1,482	UBS Group AG	27,316
3,747	UniCredit SpA	23,290
3,653	United Overseas Bank Ltd.	47,660
1,779	Westpac Banking Corp.	37,096
		1,598,697
	BEVERAGES - 1.9%
317	Anheuser-Busch InBev SA/NV	33,577
1,200	Asahi Group Holdings Ltd.	38,771
1,415	Coca-Cola HBC AG	29,940
1,566	Diageo PLC	41,994
498	Heineken NV	40,145
2,600	Kirin Holdings Co. Ltd.	33,981
344	Pernod Ricard SA	34,617
789	SABMiller PLC	44,658
900	Suntory Beverage & Food Ltd.	34,451
		332,134
	BIOTECHNOLOGY - 0.2%
628	CSL Ltd.	39,330

	BUILDING MATERIALS - 1.2%
5,000	Asahi Glass Co. Ltd.	29,095
689	Cie de Saint-Gobain	29,762
903	CRH PLC	23,811
600	Daikin Industries Ltd.	33,441
106	Geberit AG	32,296
541	LafargeHolcim Ltd.	28,286
10	Sika AG	30,795
		207,486
	CHEMICALS - 4.5%
400	Agrium, Inc.	35,688
308	Air Liquide SA	36,312
522	Akzo Nobel NV	33,779
4,390	Asahi Kasei Corp.	30,786
419	BASF SE	31,944
661	Brenntag AG	35,527
1,641	Clariant AG	27,560

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	CHEMICALS (Continued) - 4.5%
71	EMS-Chemie Holding AG	$ 29,120
975	Evonik Industries AG	32,548
22	Givaudan SA	35,687
6,716	Israel Chemicals Ltd.	34,544
896	Johnson Matthey PLC	33,221
494	K+S AG	16,496
231	Linde AG	37,364
186	Lonza Group AG	24,328
471	Nitto Denko Corp.	28,017
704	Novozymes A/S	30,633
699	OCI NV *	17,847
1,700	Potash Corp of Saskatchewan, Inc.	34,786
694	Shin-Etsu Chemical Co. Ltd.	35,430
304	Solvay SA	30,945
5,000	Sumitomo Chemical Co. Ltd.	25,129
597	Symrise AG	35,834
61	Syngenta AG	19,484
3,842	Toray Industries, Inc.	33,054
757	Yara International ASA	30,139
		796,202
	COMMERCIAL SERVICES - 3.8%
409	Adecco SA	29,824
2,066	Ashtead Group PLC	29,101
1,278	Atlantia SpA	35,639
2,455	Babcock International Group PLC	33,930
6,089	Brambles Ltd.	41,639
1,953	Bunzl PLC	52,357
1,827	Bureau Veritas SA	38,400
2,276	Capita PLC	41,298
2,452	Experian PLC	39,292
12,567	G4S PLC	43,911
801	Intertek Group PLC	29,493
1,060	ISS A/S	35,120
492	Randstad Holding NV	29,214
1,100	Recruit Holdings Co. Ltd.	32,877
2,623	RELX NV	42,646
2,805	RELX PLC	48,092
600	Secom Co. Ltd.	35,911
21	SGS SA	36,537
		675,281
	COMPUTERS - 1.7%
451	Accenture PLC	44,315
464	Atos SE	35,488
360	Cap Gemini SA	31,985
1,000	CGI Group, Inc. *	36,069
458	Gemalto NV	29,648
242	Ingenico Group SA	29,111
990	Nomura Research Institute Ltd.	37,813
800	NTT Data Corp.	40,140
400	TDK Corp.	22,475
		307,044
	COSMETICS/PERSONAL CARE - 1.4%
481	Beiersdorf AG	42,494
662	Kao Corp.	29,861
216	L'Oreal SA	37,372
1,200	Shiseido Co. Ltd.	26,053
1,176	Svenska Cellulosa AB SCA	32,775
1,700	Unicharm Corp.	30,003
1,106	Unilever PLC	44,994
		243,552
	DISTRIBUTION/WHOLESALE - 0.9%
4,000	Goldin Financial Holdings Ltd. *	8,516
2,485	ITOCHU Corp.	26,089
1,823	Jardine Cycle & Carriage Ltd.	34,644
1,840	Mitsubishi Corp.	30,009
3,173	Mitsui & Co. Ltd.	35,510
1,409	Toyota Tsusho Corp.	29,561
		164,329
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
861	AerCap Holdings NV *	32,925
5,000	Daiwa Securities Group, Inc.	32,130
423	Deutsche Boerse AG	36,360
1,595	Hargreaves Lansdown PLC	29,159
771	Hong Kong Exchanges and Clearing Ltd.	17,589

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 2.2%
1,800	Japan Exchange Group, Inc.	$ 26,103
529	Julius Baer Group Ltd.	23,941
913	London Stock Exchange Group PLC	33,451
671	Macquarie Group Ltd.	36,115
5,850	Nomura Holdings, Inc.	33,606
2,069	ORIX Corp.	26,463
78	Partners Group Holding AG	26,363
806	Schroders PLC	34,243
		388,448
	ELECTRIC - 2.8%
10,000	China Resources Power Holdings Co. Ltd.	22,813
8,000	CLP Holdings Ltd.	68,284
9,729	Energias de Portugal SA	35,512
1,866	Electricite de France SA	32,827
1,972	Endesa SA	41,458
1,600	Fortis, Inc.	45,559
2,038	Fortum OYJ	30,088
6,649	Iberdrola SA	44,124
5,000	Power Assets Holdings Ltd.	47,161
523	Red Electrica Corp. SA	43,269
1,831	SSE PLC	41,488
8,902	Terna Rete Elettrica Nazionale SpA	43,172
		495,755
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
620	Legrand SA	32,818
400	Nidec Corp.	27,337
553	Schneider Electric SE	30,861
		91,016
	ELECTRONICS - 1.3%
861	Hoya Corp.	28,055
72	Keyence Corp.	31,979
630	Kyocera Corp.	28,718
200	Murata Manufacturing Co. Ltd.	25,664
1,000	Omron Corp.	29,930
857	Sensata Technologies Holding NV * ^	37,999
736	TE Connectivity Ltd.	44,079
		226,424
	ENERGY-ALTERNATE SOURCES - 0.1%
448	Vestas Wind Systems	23,227

	ENGINEERING & CONSTRUCTION - 2.0%
1,048	ACS Actividades de Construccion y Servicios SA	30,049
378	Aeroports de Paris	42,750
590	Boskalis Westminster	25,730
454	Eiffage SA	28,016
1,770	Ferrovial SA	42,150
4,000	Shimizu Corp.	34,196
19,941	Singapore Technologies Engineering Ltd.	41,795
1,795	Skanska AB	35,070
6,000	Taisei Corp.	38,971
544	Vinci SA	34,426
		353,153
	ENTERTAINMENT - 0.1%
460	Oriental Land Co. Ltd.	25,611

	FOOD - 5.6%
1,000	Ajinomoto Co., Inc.	20,997
760	Associated British Foods PLC	38,447
1,108	Carrefour SA	32,691
592	Casino Guichard Perrachon SA	31,379
1	Chocoladefabriken Lindt & Spruengli AG	70,755
707	Chr Hansen Holding A/S	39,446
997	Colruyt SA	47,873
707	Danone SA	44,512
2,100	Empire Co. Ltd.	43,003
600	George Weston Ltd.	48,322
1,183	ICA Gruppen AB	39,908
1,750	Jeronimo Martins SGPS SA	23,522
603	Kerry Group PLC	44,976
1,726	Koninklijke Ahold NV	33,532

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	FOOD (Continued) - 5.6%
1,000	Loblaw Cos. Ltd.	$ 51,257
400	MEIJI Holdings Co. Ltd.	29,187
1,800	Metro, Inc.	48,824
593	Nestle SA	44,455
1,900	Saputo, Inc.	41,529
826	Seven & i Holdings Co. Ltd.	37,542
1,850	Wesfarmers Ltd.	50,942
43,500	WH Group Ltd. *	21,554
26,922	Wilmar International Ltd.	48,663
1,913	Woolworths Ltd.	33,363
517	Yakult Honsha Co. Ltd.	25,638
		992,317
	FOOD SERVICE - 0.5%
2,955	Compass Group PLC	47,129
574	Sodexo SA	47,399
		94,528
	FOREST PRODUCTS & PAPER - 0.3%
881.00	Smurfit Kappa Group PLC	23,604
1,717.00	UPM-Kymmene OYJ	25,674
		49,278
	GAS - 2.0%
5,000	Beijing Enterprises Holdings Ltd.	29,968
1,500	Canadian Utilities Ltd.	40,407
14,000	China Gas Holdings Ltd.	19,221
1,507	Enagas SA	43,084
2,085	Gas Natural SDG SA	40,554
33,930	Hong Kong & China Gas Co. Ltd.	63,570
3,633	National Grid PLC	50,563
11,000	Osaka Gas Co. Ltd.	41,601
7,363	Snam SpA	37,746
		366,714
	HAND/MACHINE TOOLS - 0.8%
500	Makita Corp.	26,423
2,933	Sandvik AB	24,893
258	Schindler Holding AG	36,967
98	SMC Corp.	21,317
7,500	Techtronic Industries Co. Ltd.	27,677
		137,277
	HEALTHCARE PRODUCTS - 1.3%
499	Coloplast A/S	35,283
273	Essilor International SA	33,175
1,512	QIAGEN NV *	39,010
2,110	Smith & Nephew PLC	36,848
243	Sonova Holding AG	31,186
500	Sysmex Corp.	26,215
1,000	Terumo Corp.	28,135
		229,852
	HEALTHCARE SERVICES - 0.6%
461	Fresenius Medical Care AG & Co. KGaA	35,918
469	Fresenius SE & Co. KGaA	31,401
892	Ramsay Health Care Ltd.	36,618
		103,937
	HOLDINGS COMPANIES - 1.3%
5,670	Bollore SA	27,523
800	Jardine Matheson Holdings Ltd.	37,800
1,500	Jardine Strategic Holdings Ltd.	40,260
8,338	Keppel Corp. Ltd.	39,761
4,500	Swire Pacific Ltd.	50,197
6,000	Wharf Holdings Ltd.	33,677
		229,218
	HOME BUILDERS - 1.1%
3,301	Barratt Developments PLC	32,223
564	Berkeley Group Holdings PLC	28,531
1,300	Daiwa House Industry Co. Ltd.	31,990
1,028	Persimmon PLC	31,265
2,449	Sekisui House Ltd.	38,131
10,807	Taylor Wimpey PLC	32,000
		194,140
	HOME FURNISHINGS - 0.3%
881	Electrolux AB	24,784
2,900	Panasonic Corp.	29,138
		53,922

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	HOUSEHOLD PRODUCTS - 0.5%
523	Reckitt Benckiser Group PLC	$ 47,425
225	Societe BIC SA	34,850
		82,275
	INSURANCE - 9.2%
540	ACE Ltd. ^	55,836
5,122	Aegon NV	29,350
1,234	Ageas	50,544
248	Allianz SE	38,813
8,809	AMP Ltd.	34,387
542	Aon PLC	48,027
1,853	Assicurazioni Generali SpA	33,829
5,138	Aviva PLC	35,175
1,270	AXA SA	30,661
5,000	China Taiping Insurance Holdings Co. Ltd. *	15,516
2,681	CNP Assurances	37,127
1,400	Dai-ichi Life Insurance Co. Ltd.	22,131
10,094	Direct Line Insurance Group PLC	57,316
3,107	Gjensidige Forsikring ASA	41,756
2,100	Great-West Lifeco, Inc.	50,084
389	Hannover Rueck SE	39,736
10,232	Insurance Australia Group Ltd.	34,770
800	Intact Financial Corp.	55,931
11,960	Legal & General Group PLC	43,131
2,800	Manulife Financial Corp.	43,112
12,480	Mapfre SA	32,518
265	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	49,310
1,504	NN Group NV	42,998
11,338	Old Mutual PLC	32,473
2,100	Power Corp. of Canada	43,347
2,000	Power Financial Corp.	45,655
1,777	Prudential PLC	37,505
3,546	QBE Insurance Group Ltd.	32,092
3,895	RSA Insurance Group PLC	23,757
839	Sampo Oyj	40,520
800	Sompo Japan Nipponkoa Holdings, Inc.	23,082
1,800	Sony Financial Holdings, Inc.	29,424
2,325	St. James's Place PLC	29,932
5,980	Standard Life PLC	35,124
1,200	Sun Life Financial, Inc.	38,529
5,267	Suncorp Group Ltd.	45,078
163	Swiss Life Holding AG	36,267
573	Swiss Re AG	49,025
2,000	T&D Holdings, Inc.	23,451
1,349	Talanx AG	40,080
700	Tokio Marine Holdings, Inc.	25,959
1,523	XL Group PLC	55,315
148	Zurich Insurance Group AG	36,231
		1,644,904
	INTERNET - 0.7%
130	Iliad SA	26,185
1,300	M3, Inc.	25,690
1,900	Rakuten, Inc.	24,174
606	United Internet AG	30,610
6,800	Yahoo Japan Corp.	25,774
		132,433
	INVESTMENT COMPANIES - 0.4%
699	EXOR SpA	30,405
646	Groupe Bruxelles Lambert SA	48,594
		78,999
	IRON/STEEL - 0.4%
1,600	JFE Holdings, Inc.	20,872
1,500	Nippon Steel & Sumitomo Metal Corp.	27,156
719	Voestalpine AG	24,632
		72,660
	LEISURE TIME - 0.2%
253	Shimano, Inc.	35,358

	LODGING - 0.7%
672	Accor SA	31,315
6,000	Galaxy Entertainment Group Ltd.	15,252
1,043	InterContinental Hotels Group PLC	36,081
682	Whitbread PLC	48,218
		130,866

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	MACHINERY CONSTRUCTION & MINING - 0.9%
1,958	ABB Ltd.	$ 34,507
1,141	Atlas Copco AB	27,352
6,739	Hitachi Ltd.	33,808
1,970	Komatsu Ltd.	28,823
3,679	Mitsubishi Electric Corp.	33,479
		157,969
	MACHINERY DIVERSIFIED - 1.0%
3,961	CNH Industrial NV ^	25,826
197	FANUC Corp.	30,122
958	Hexagon AB	29,155
780	Kone OYJ	29,594
1,558	Kubota Corp.	21,273
8,000	Mitsubishi Heavy Industries Ltd.	35,559
		171,529
	MEDIA - 1.9%
9,881	ITV PLC	36,816
378	Kabel Deutschland Holding AG *	49,141
643	ProSiebenSat.1 Media SE	31,456
3,100	Shaw Communications, Inc.	59,757
2,769	Sky PLC	43,785
716	Telenet Group Holding NV *	40,964
1,666	Vivendi SA	39,283
1,146	Wolters Kluwer NV	35,180
		336,382
	METAL FABRICATE/HARDWARE - 0.3%
1,809	Assa Abloy AB	32,324
1,468	SKF AB	26,896
		59,220
	MINING - 0.4%
600	Franco-Nevada Corp.	26,323
2,749	Newcrest Mining Ltd.	24,512
822	Rio Tinto PLC	27,515
		78,350
	MISCELLANEOUS MANUFACTURING - 1.0%
1,877	Alfa Laval AB	30,631
876	FUJIFILM Holdings Corp.	32,589
408	Siemens AG	36,396
2,086	Smiths Group PLC	31,753
9,000	Toshiba Corp. *	22,571
859	Wartsila OYJ Abp	34,000
		187,940
	OFFICE/BUSINESS EQUIPMENT - 0.4%
1,383	Canon, Inc.	39,880
3,400	Ricoh Co. Ltd.	34,190
		74,070
	OIL & GAS - 0.7%
494	DCC PLC	37,328
1,000	Imperial Oil Ltd.	31,540
4,517	Oil Search Ltd.	22,739
1,540	Woodside Petroleum Ltd.	31,280
		122,887
	PACKAGING & CONTAINERS - 0.2%
4,136	Amcor Ltd.	38,244

	PHARMACEUTICALS - 3.4%
196	Actelion Ltd.	24,813
2,500	Astellas Pharma, Inc.	32,247
224	Bayer AG	28,608
771	Chugai Pharmaceutical Co, Ltd.	23,591
1,700	Daiichi Sankyo Co, Ltd.	29,379
296	Eisai Co. Ltd.	17,373
27	Galenica AG	34,292
2,111	GlaxoSmithKline PLC	40,478
869	Grifols SA	35,778
185	Jazz Pharmaceuticals PLC *	24,570
2,000	Kyowa Hakko Kirin Co. Ltd.	29,688
368	Merck KGaA	32,478
354	Novartis AG	32,389
562	Novo Nordisk A/S	30,112
859	Otsuka Holdings Co. Ltd.	27,309

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	PHARMACEUTICALS (Continued) - 3.4%
128	Roche Holding AG	$ 33,667
339	Sanofi	32,113
428	Shire PLC	29,197
524	Teva Pharmaceutical Industries Ltd.	29,984
432	UCB SA	33,673
		601,739
	PIPELINES - 0.5%
1,500	Inter Pipeline Ltd.	27,549
1,200	Pembina Pipeline Corp.	28,744
1,300	TransCanada Corp.	40,925
		97,218
	REAL ESTATE - 2.6%
1,400	Brookfield Asset Management, Inc.	43,854
19,876	CapitaLand Ltd.	37,465
8,000	China Overseas Land & Investment Ltd.	24,155
378	Daito Trust Construction Co. Ltd.	38,264
24,699	Global Logistic Properties Ltd.	35,438
5,300	Hongkong Land Holdings Ltd.	35,033
1,571	Mitsui Fudosan Co. Ltd.	42,797
37,000	New World Development Co. Ltd.	35,806
22,000	Sino Land Co. Ltd.	33,326
1,417	Sumitomo Realty & Development Co. Ltd.	44,848
12,800	Swire Properties Ltd.	35,345
913	Vonovia SE	29,286
7,000	Wheelock & Co. Ltd.	30,258
		465,875
	RETAIL - 4.0%
2,100	Aeon Co. Ltd.	32,522
700	Alimentation Couche-Tard, Inc.	32,047
500	Canadian Tire Corp. Ltd.	44,778
31,000	Chow Tai Fook Jewellery Group Ltd.	26,000
367	Cie Financiere Richemont SA	28,433
800	Dollarama, Inc.	53,789
1,086	Hennes & Mauritz AB	39,574
315	HUGO BOSS AG	35,291
1,025	Industria de Diseno Textil SA	34,234
200	Kering	32,584
6,783	Kingfisher PLC	36,841
469	lululemon athletica, Inc. *	23,755
448	Luxottica Group SpA	30,995
5,055	Marks & Spencer Group PLC	38,358
418	Next PLC	48,179
300	Nitori Holdings Co. Ltd.	23,418
215	Pandora A/S	25,053
3,045	Sports Direct International PLC *	34,913
68	Swatch Group AG	25,123
1,349	Travis Perkins PLC	40,169
687	Zalando SE *	22,692
		708,748
	SEMICONDUCTORS - 0.8%
2,020	ARM Holdings PLC	28,989
287	ASML Holding NV	25,032
184	Avago Technologies Ltd. ^	23,002
22,000	Hanergy Thin Film Power Group Ltd. *	1,050
2,803	Infineon Technologies AG	31,451
4,200	Renesas Electronics Corp. *	22,126
400	Tokyo Electron Ltd.	18,748
		150,398
	SOFTWARE - 1.3%
921	Amadeus IT Holding SA	39,286
521	Check Point Software Technologies Ltd. ^	41,331
100	Constellation Software, Inc.	41,727
525	Dassault Systemes	38,666
4,968	Sage Group PLC	37,578
596	SAP SE	38,541
		237,129
	TELECOMMUNICATIONS - 4.9%
1,400	BCE, Inc.	57,044
6,185	BT Group PLC	39,307
2,500	China Mobile Ltd.	29,613
18,000	China Unicom Hong Kong Ltd.	22,785
1,442	Eutelsat Communications SA	44,090

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	TELECOMMUNICATIONS (Continued) - 4.9%
2,636	Inmarsat PLC	$ 39,206
1,242	KDDI Corp.	27,654
898	Nippon Telegraph & Telephone Corp.	31,323
3,854	Nokia OYJ	26,256
1,700	NTT DOCOMO, Inc.	28,286
1,731	Orange SA	26,116
1,073	Proximus	36,951
1,500	Rogers Communications, Inc.	51,451
18,309	Singapore Telecommunications Ltd.	46,358
779	SoftBank Group Corp.	35,620
85	Swisscom AG	42,296
3,262	Telefonaktiebolaget LM Ericsson	31,963
2,962	Telefonica SA	35,796
1,892	Telenor ASA	35,256
7,840	TeliaSonera AB	42,092
13,464	Telstra Corp. Ltd.	53,032
1,700	TELUS Corp.	53,327
11,076	Vodafone Group PLC	34,969
		870,791
	TRANSPORTATION - 2.9%
19	AP Moeller - Maersk A/S	29,188
10,805	Aurizon Holdings Ltd.	38,007
800	Canadian National Railway Co.	45,225
200	Canadian Pacific Railway Ltd.	28,577
214	Central Japan Railway Co.	34,348
1,344	Deutsche Post AG	37,157
1,134	DSV A/S	42,288
3,000	Groupe Eurotunnel SE	40,742
6,000	Hankyu Hanshin Holdings, Inc.	36,567
339	Kuehne + Nagel International AG	43,438
10,500	MTR Corp. Ltd.	45,523
4,762	Royal Mail PLC	33,091
1,300	Seibu Holdings, Inc.	26,232
5,664	Tokyu Corp.	41,376
		521,759
	WATER - 1.0%
18,000	Guangdong Investment Ltd.	26,756
1,445	Severn Trent PLC	47,799
1,455	Suez Environnement Co.	26,027
3,116	United Utilities Group PLC	43,655
1,536	Veolia Environnement SA	35,017
		179,254

	TOTAL COMMON STOCK (Cost - $18,546,804)	17,201,601

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUND - 2.9%
511,840	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.16% **	511,840
	TOTAL SHORT-TERM INVESTMENTS (Cost - $511,840)

	COLLATERAL FOR SECURITIES LOANED - 1.3%
242,992	Mount Vernon Securities Lending Prime Portfolio, 0.24%	242,992
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $242,992)

	TOTAL INVESTMENTS - 100.6% (Cost - $19,301,636) (a)	$ 17,956,433
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(108,932)
	NET ASSETS - 100.0%	$ 17,847,501

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2015
^ All or a portion of this security is on loan. The market value of the loaned security is $240,945.
PLC - Public Limited Company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $19,367,383 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 731,623
	Unrealized depreciation	(2,142,573)
	Net unrealized depreciation	$ (1,410,950)

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.1) %
	Equity Futures - (0.1) %
7	MSCI EAFE Index Mini, December 2015	$ 577,325	$ (1,304)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	18.7%
	Britain	13.8%
	Canada	9.9%
	France	9.0%
	Switzerland	6.3%
	Germany	5.6%
	Hong Kong	5.6%
	Australia	4.2%
	Spain	3.5%
	Sweden	3.3%
	Other Countries	20.1%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 87.7%
	AEROSPACE/DEFENSE - 0.2%
12,000	AviChina Industry & Technology Co. Ltd.	$ 8,841
230	Korea Aerospace Industries Ltd.	13,175
		22,016
	AGRICULTURE - 1.5%
2,370	British American Tobacco Malaysia Bhd	32,527
103,477	Charoen Pokphand Indonesia Tbk PT	14,124
6,293	Gudang Garam Tbk PT	18,038
19,700	HAP Seng Consolidated Bhd	24,877
227	KT&G Corp.	21,352
6,208	Kuala Lumpur Kepong Bhd	30,652
3,266	Souza Cruz SA	21,949
		163,519
	AIRLINES - 0.4%
20,000	China Eastern Airlines Corp. Ltd. *	11,948
14,000	China Southern Airlines Co. Ltd.	10,279
7,540	Turk Hava Yollari AO *	19,849
		42,076
	APPAREL - 1.1%
14,000	Cosmo Lady China Holdings Co. Ltd.	14,813
1,000	Eclat Textile Co. Ltd.	15,761
33,443	Far Eastern New Century Corp.	29,701
2,000	Feng TAY Enterprise Co. Ltd.	12,397
10,317	Pou Chen Corp.	15,432
3,000	Shenzhou International Group Holdings Ltd.	15,445
284	Youngone Corp.	14,495
		118,044
	AUTO MANUFACTURERS - 2.3%
17,500	BAIC Motor Corp. Ltd.	15,332
2,000	Byd Co. Ltd. *	10,542
18,000	Dongfeng Motor Group Co. Ltd.	22,413
2,240	Ford Otomotiv Sanayi AS	23,898
30,000	Geely Automobile Holdings Ltd.	14,284
14,382	Great Wall Motor Co. Ltd.	15,885
28,000	Guangzhou Automobile Group Co. Ltd.	22,797
158	Hyundai Motor Co.	21,859
542	Kia Motors Corp.	24,508
3,780	Tofas Turk Otomobil Fabrikasi AS	22,412
19,015	UMW Holdings Bhd	32,535
3,651	Yulon Nissan Motor Co. Ltd.	27,444
		253,909
	AUTO PARTS & EQUIPMENT - 1.2%
22,152	Cheng Shin Rubber Industry Co. Ltd.	36,258
704	Hankook Tire Co. Ltd.	23,518
580	Hanon Systems	19,205
113	Hyundai Mobis Co. Ltd.	22,068
150	Hyundai Wia Corp.	16,324
12,612	Weichai Power Co. Ltd. - H Shares	11,701
		129,074
	BANKS - 13.0%
8,902	Abu Dhabi Commercial Bank PJSC	18,541
9,504	Akbank TAS	21,284
522,037	Banco de Chile	54,318
758	Banco de Credito e Inversiones	30,726
3,303	Banco do Brasil SA	12,519
733,841	Banco Santander Chile	33,195
3,019	Bancolombia SA	23,198
8,624	Bangkok Bank PCL	37,937
36,601	Bank Central Asia Tbk PT	30,661
38,189	Bank Mandiri Persero Tbk PT	20,654
13,500	Bank of Ayudhya PCL	11,228
46,857	Bank of China Ltd.	20,133
26,599	Bank of Communications Co. Ltd.	18,431
18,865	Bank of the Philippine Islands	32,420
668	Bank Pekao SA	27,111
29,177	Bank Rakyat Indonesia Persero Tbk PT	17,224
258	Bank Zachodni WBK SA *	19,905
2,079	Barclays Africa Group Ltd.	25,585
14,668	BDO Unibank, Inc.	32,490
78,240	Chang Hwa Commercial Bank Ltd.	38,418
38,103	China CITIC Bank Corp. Ltd. - H Shares *	22,075
34,952	China Construction Bank Corp. - H Shares	23,226

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	BANKS (Continued) - 13.0%
25,894	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	$ 14,601
20,406	CIMB Group Holdings Bhd	20,708
2,023	Commercial Bank QSC	31,328
4,162	Commercial International Bank Egypt SAE	28,234
12,585	Dubai Islamic Bank PJSC	22,957
7,282	First Gulf Bank PJSC	27,657
6,724	FirstRand Ltd.	23,896
6,336	Grupo Financiero Banorte SAB de CV - O Shares	31,021
13,152	Grupo Financiero Inbursa SAB de CV - O Shares	27,125
17,141	Grupo Financiero Santander Mexico SAB de CV - B Shares	25,312
17,472	Hong Leong Bank Bhd	52,158
49,000	Huishang Bank Corp. Ltd.	21,434
1,649	Industrial Bank of Korea	18,919
5,118	Kasikornbank PCL	24,062
125	Komercni Banka AS	27,049
50,435	Krung Thai Bank PCL	23,712
19,394	Malayan Banking Bhd	37,773
2,049	Masraf Al Rayan QSC	24,192
222	mBank SA *	20,249
17,249	Metropolitan Bank & Trust Co.	30,123
7,423	National Bank of Abu Dhabi PJSC	19,240
1,578	Nedbank Group Ltd.	25,067
1,089	OTP Bank PLC	20,974
3,048	Powszechna Kasa Oszczednosci Bank Polski SA *	23,579
754	Qatar Islamic Bank SAQ	23,663
576	Qatar National Bank SAQ	29,654
12,000	Shengjing Bank Co. Ltd.	16,908
7,232	Siam Commercial Bank PCL	26,644
2,528	Standard Bank Group Ltd.	24,676
8,322	Turkiye Garanti Bankasi AS	19,324
5,558	Turkiye Halk Bankasi AS	18,542
12,799	Turkiye Is Bankasi - C Shares	19,912
14,408	Union National Bank PJSC	24,124
2,714	Woori Bank	21,499
20,358	Yapi ve Kredi Bankasi AS	22,661
		1,440,256
	BEVERAGES - 1.3%
6,900	Ambev SA	33,895
5,973	Arca Continental SAB de CV	33,575
2,839	Cia Cervecerias Unidas SA	31,251
4,379	Coca-Cola Femsa SAB de CV	30,391
74,783	LT Group, Inc.	16,133
		145,245
	BIOTECHNOLOGY - 0.1%
29	Medy-Tox, Inc.	10,429

	BUILDING MATERIALS - 1.9%
5,573	Anhui Conch Cement Co. Ltd.	16,359
39,969	Asia Cement Corp.	39,010
14,500	BBMG Corp.	9,935
18,000	China Lesso Group Holdings Ltd.	14,493
27,632	China National Building Material Co. Ltd.	15,902
3,751	Grupo Argos SA	21,751
15,848	Indocement Tunggal Prakarsa Tbk PT	17,792
27,577	Semen Indonesia Persero Tbk PT	17,032
3,086	Siam City Cement PCL	28,847
28,555	Taiwan Cement Corp.	28,865
		209,986
	CHEMICALS - 1.3%
649	Industries Qatar QSC	21,918
48	KCC Corp.	16,724
80	LG Chem Ltd.	19,268
14,000	Nan Ya Plastics Corp.	23,594
15,263	Petronas Chemicals Group Bhd	21,323
1,796	Ultrapar Participacoes SA	30,159
4,950	Uralkali PJSC *	14,604
		147,590
	COAL - 0.4%
12,004	China Shenhua Energy Co. Ltd. - H Shares	18,339
6,810	Semirara Mining and Power Corp.	19,836
24,000	Yanzhou Coal Mining Co. Ltd.	10,653
		48,828

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	COMMERCIAL SERVICES - 2.4%
14,000	Anhui Expressway Co. Ltd.	$ 11,381
8,000	CAR, Inc.	11,520
5,008	CCR SA	15,357
6,000	China Conch Venture Holdings Ltd.	12,728
2,568	Cielo SA	23,870
28,000	Dalian Port PDA Co. Ltd.	8,743
1,006	DP World Ltd.	21,367
17,478	International Container Terminal Services, Inc.	28,073
59,925	Jasa Marga Persero Tbk PT	19,732
16,838	Jiangsu Expressway Co. Ltd. - H Shares	21,444
4,900	Kroton Educacional SA	9,527
11,485	OHL Mexico SAB de CV	14,783
26,000	Qingdao Port International Co. Ltd.	11,675
325	S-1 Corp.	25,580
20,800	Westports Holdings Bhd	20,066
14,589	Zhejiang Expressway Co. Ltd. - H Shares	15,831
		271,677
	COMPUTERS - 1.5%
3,098	Advantech Co. Ltd.	21,128
2,635	Asustek Computer, Inc.	22,563
30,000	Compal Electronics, Inc.	16,913
6,221	Foxconn Technology Co. Ltd.	17,761
42,000	Innolux Corp.	13,049
18,822	Lenovo Group Ltd.	15,859
28,685	Lite-On Technology Corp.	26,257
13,944	Quanta Computer, Inc.	24,133
60	Samsung SDS Co. Ltd.	14,577
		172,240
	COSMETICS/PERSONAL CARE - 0.6%
53	Amorepacific Corp.	17,214
106	AMOREPACIFIC Group	14,576
23	LG Household & Health Care Ltd.	16,570
3,218	Natura Cosmeticos SA	15,784
		64,144
	DISTRIBUTION/WHOLESALE - 0.2%
423	LG Corp.	21,732

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
7,118	BM&FBovespa SA	19,745
601	Capitec Bank Holdings Ltd.	21,771
48,000	China Cinda Asset Management Co. Ltd.	16,599
79,000	China Development Financial Holding Corp.	21,191
12,000	China Galaxy Securities Co. Ltd.	8,423
47,020	CTBC Financial Holding Co. Ltd.	24,157
50,293	E.Sun Financial Holding Co. Ltd.	29,497
110,853	First Financial Holding Co. Ltd.	50,400
14,000	Fubon Financial Holding Co. Ltd.	21,769
1,059	Hana Financial Group, Inc.	23,585
93,919	Hua Nan Financial Holdings Co. Ltd.	43,555
3,572	Investec Ltd.	27,338
812	KB Financial Group, Inc.	24,146
42,773	Mega Financial Holding Co. Ltd.	29,559
5,107	RMB Holdings Ltd.	24,342
644	Shinhan Financial Group Co. Ltd.	22,492
127,747	Taiwan Cooperative Financial Holding Co. Ltd.	52,660
62,003	Yuanta Financial Holding Co. Ltd.	22,928
		484,157
	ELECTRIC - 4.5%
37,644	Aboitiz Power Corp.	34,803
75,182	AES Gener SA	35,102
1,442	CEZ AS	29,972
28,000	CGN Power Co. Ltd.	11,670
4,402	CPFL Energia SA	16,451
8,700	Electricity Generating PCL	36,597
32,598	Empresa Nacional de Electricidad SA	38,302
4,494	Energa SA	19,917
209,100	Energy Development Corp.	24,613
124,509	Enersis SA	31,301

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	ELECTRIC (Continued) - 4.5%
7,177	Glow Energy PCL	$ 16,772
38,000	Huadian Fuxin Energy Corp. Ltd.	13,092
14,000	Huaneng Power International, Inc.	15,048
38,000	Huaneng Renewables Corp. Ltd.	14,023
515	Korea Electric Power Corp.	21,288
471	Qatar Electricity & Water Co. QSC	27,081
25,100	Ratchaburi Electricity Generating Holding PCL	36,920
1,850,000	RusHydro PJSC	17,199
13,000	Tenaga Nasional Bhd	35,554
2,636	Tractebel Energia SA	22,388
		498,093
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
3,837	Delta Electronics, Inc.	17,910

	ELECTRONICS - 1.2%
2,327	AAC Technologies Holdings, Inc.	14,487
47,000	AU Optronics Corp.	13,833
7,300	Delta Electronics Thailand PCL	17,662
11,363	Hon Hai Precision Industry Co. Ltd.	29,482
999	LG Display Co. Ltd.	19,089
6,962	Pegatron Corp.	16,924
6,000	Zhen Ding Technology Holding Ltd.	17,131
		128,608
	ENERGY-ALTERNATE SOURCES - 0.4%
17,844	China Longyuan Power Group Corp. Ltd. - H Shares	19,156
31,200	Energy Absolute PCL	18,443
32,000	Xinyi Solar Holdings Ltd.	10,901
		48,500
	ENGINEERING & CONSTRUCTION - 2.9%
2,948	Airports of Thailand PCL	22,775
16,000	Beijing Capital International Airport Co. Ltd.	14,885
8,619	China Communications Construction Co. Ltd.	10,599
12,000	China Machinery Engineering Corp.	10,312
7,889	China Railway Construction Corp. Ltd.	11,584
12,031	China Railway Group Ltd.	10,913
92,640	DMCI Holdings, Inc.	25,378
17,506	Enka Insaat ve Sanayi AS	28,911
30,720	Gamuda Bhd	30,685
3,150	Grupo Aeroportuario del Pacifico SAB de CV	27,341
2,000	Grupo Aeroportuario del Sureste SAB de CV	30,464
281	Hyundai Development Co-Engineering & Construction	12,919
569	Hyundai Engineering & Construction Co. Ltd.	16,416
137	KEPCO Plant Service & Engineering Co. Ltd.	13,984
2,576	Promotora y Operadora de Infraestructura SAB de CV *	28,169
3,188	TAV Havalimanlari Holding AS	25,009
		320,344
	ENTERTAINMENT - 0.1%
1,079	OPAP SA	9,729

	FOOD - 6.4%
1,309	Bidvest Group Ltd.	30,876
1,651	BIM Birlesik Magazalar AS	29,257
1,427	BRF SA	25,424
11,071	Cencosud SA	21,521
41,888	Charoen Pokphand Foods PCL	23,839
37,000	China Huishan Dairy Holdings Co. Ltd.	13,320
5,000	China Mengniu Dairy Co. Ltd.	17,548
62	CJ CheilJedang Corp.	19,901
412	Dongsuh Cos., Inc.	12,756
1,800	Gruma SAB de CV	24,710
11,800	Grupo Lala SAB de CV	27,862
898	Hyundai Greenfood Co. Ltd.	19,393
25,934	Indofood CBP Sukses Makmur Tbk PT	21,946
56,354	Indofood Sukses Makmur Tbk PT	21,152
6,000	Industrias Bachoco SAB de CV	30,393
3,900	JBS SA	16,513
15,773	JG Summit Holdings, Inc.	23,916
103	Magnit PJSC	18,212
20	Orion Corp.	15,893

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	FOOD (Continued) - 6.4%
18	Ottogi Corp.	$ 15,777
1,566	Pioneer Foods Group Ltd.	22,166
7,857	PPB Group Bhd	27,567
51	Samlip General Foods Co. Ltd.	13,596
2,072	Shoprite Holdings Ltd.	23,545
2,171	SPAR Group Ltd.	29,040
39,300	Thai Union Group PCL	19,881
1,191	Tiger Brands Ltd.	26,247
13,013	Tingyi Cayman Islands Holding Corp.	20,686
3,713	Ulker Biskuvi Sanayi AS	23,486
16,942	Uni-President Enterprises Corp.	29,270
5,248	Universal Robina Corp.	21,564
25,000	Want Want China Holdings Ltd.	20,516
		707,773
	FOREST PRODUCTS & PAPER - 0.2%
1,130	Mondi Ltd.	23,712

	GAS - 0.3%
4,000	ENN Energy Holdings Ltd.	19,174
113,027	Perusahaan Gas Negara Persero Tbk PT	19,515
		38,689
	HEALTHCARE PRODUCTS - 0.7%
1,044	Aspen Pharmacare Holdings Ltd.	22,193
12,000	China Medical System Holdings Ltd.	13,734
2,500	Hengan International Group Co. Ltd.	24,306
24,000	Shandong Weigao Group Medical Polymer Co. Ltd.	15,112
		75,345
	HEALTHCARE SERVICES - 1.3%
52,420	Bangkok Dusit Medical Services PCL	26,663
2,700	Bumrungrad Hospital PCL	16,034
25,700	IHH Healthcare Bhd	34,910
8,514	Life Healthcare Group Holdings Ltd.	21,922
2,835	Mediclinic International Ltd.	22,636
8,797	Netcare Ltd.	23,089
		145,254
	HOLDINGS COMPANIES - 3.5%
24,998	Aboitiz Equity Ventures, Inc.	30,869
49,820	Alliance Global Group, Inc.	16,334
4,948	AVI Ltd.	31,326
68	CJ Corp.	15,144
4,253	Empresas COPEC SA	38,523
5,201	Grupo Carso SAB de CV	23,339
9,125	Haci Omer Sabanci Holding AS	26,734
53,800	IJM Corp. Bhd	39,417
1,635	Imperial Holdings Ltd.	20,043
7,483	KOC Holding AS	29,166
1,474	Remgro Ltd.	26,870
2,170	Siam Cement PCL	27,683
20,470	Sime Darby Bhd	36,282
86,431	YTL Corp. Bhd	31,465
		393,195
	HOME FURNISHING - 0.9%
6,032	Arcelik AS	29,388
258	Coway Co. Ltd.	18,217
61	Cuckoo Electronics Co. Ltd.	13,997
54	Hanssem Co. Ltd.	13,006
5,263	Steinhoff International Holdings Ltd.	32,308
		106,916
	HOUSEHOLD PRODUCTS - 0.4%
11,705	Kimberly-Clark de Mexico SAB de CV - A Shares	26,421
7,455	Unilever Indonesia Tbk PT	19,333
		45,754
	INSURANCE - 2.4%
3,000	BB Seguridade Participacoes SA	18,679
19,185	Cathay Financial Holding Co. Ltd.	26,139
5,000	China Life Insurance Co. Ltd.	17,290
2,430	Discovery Ltd.	24,187
3,303	Hanwha Life Insurance Co. Ltd.	22,737
31,000	People's Insurance Co. Group of China Ltd.	15,080
8,000	PICC Property & Casualty Co. Ltd.	15,546
3,514	Ping An Insurance Group Co. of China Ltd. - H Shares	17,389

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	INSURANCE (Continued) - 2.4%
271	Powszechny Zaklad Ubezpieczen SA	$ 27,760
604	Qatar Insurance Co. SAQ	15,440
79	Samsung Fire & Marine Insurance Co. Ltd.	18,661
265	Samsung Life Insurance Co. Ltd.	22,110
5,227	Sanlam Ltd.	22,601
		263,619
	INTERNET - 0.5%
43	NAVER Corp.	18,609
87	NCSoft Corp.	13,871
1,155	Tencent Holdings Ltd.	19,270
		51,750
	INVESTMENT COMPANIES - 0.4%
830	GT Capital Holdings, Inc.	22,470
8,284	Rand Merchant Insurance Holdings Ltd.	24,810
		47,280
	IRON/STEEL - 1.1%
66,380	China Steel Corp.	38,630
19,337	Eregli Demir ve Celik Fabrikalari TAS	23,824
7,000	Fosun International Ltd.	12,013
481	Hyundai Steel Co.	20,897
1,790	Kumba Iron Ore Ltd.	10,160
16,730	Novolipetsk Steel OJSC	19,141
		124,665
	LEISURE TIME - 0.2%
3,000	Giant Manufacturing Co. Ltd.	21,733

	LODGING - 0.7%
15,795	Genting Bhd	26,127
27,796	Genting Malaysia Bhd	26,247
639	Kangwon Land, Inc.	22,802
		75,176
	MACHINERY CONSTRUCTION & MINING - 0.1%
14,052	United Tractors Tbk PT	16,758

	MACHINERY DIVERSIFIED - 0.4%
9,000	Haitian International Holdings Ltd.	14,841
7,028	WEG SA	27,417
		42,258
	MEDIA - 0.7%
33,900	Astro Malaysia Holdings Bhd	21,752
3,572	Cyfrowy Polsat SA *	21,943
148	Naspers Ltd.	18,520
73,300	Surya Citra Media Tbk PT	13,707
		75,922
	METAL FABRICATE/HARDWARE - 0.1%
1,170	Catcher Technology Co. Ltd.	12,430

	MINING - 1.2%
651	Anglo American Platinum Ltd. *	10,783
20,500	China Hongqiao Group Ltd.	9,602
18,056	China Molybdenum Co. Ltd.	8,760
10,628	Grupo Mexico SAB de CV	25,660
12,906	Jiangxi Copper Co. Ltd.	15,654
783	KGHM Polska Miedz SA	16,867
62	Korea Zinc Co. Ltd.	24,347
94	MMC Norilsk Nickel PJSC	13,612
49,550	Zijin Mining Group Co. Ltd.	12,915
		138,200
	MISCELLANEOUS MANUFACTURING - 0.2%
208	Largan Precision Co. Ltd.	16,140
1,500	Zhuzhou CSR Times Electric Co. Ltd.	11,042
		27,182
	OIL & GAS - 1.6%
16,000	CNOOC Ltd.	16,372
940	Gulf International Services QSC	16,776
27,075	PetroChina Co. Ltd.	18,760
5,848	Petronas Dagangan Bhd	29,034

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	OIL & GAS (Continued) - 1.6%
11,977	Polskie Gornictwo Naftowe i Gazownictwo SA	$ 20,527
627	Qatar Fuel QSC	26,168
562	Sasol Ltd.	15,750
3,190	Tatneft PAO	15,003
975	Tupras Turkiye Petrol Rafinerileri AS *	23,864
		182,254
	OIL & GAS SERVICE - 0.3%
34,600	SapuraKencana Petroleum Bhd	14,800
15,500	Sinopec Engineering Group Co. Ltd.	13,480
		28,280
	PHARMACEUTICALS - 1.4%
20,000	CSPC Pharmaceutical Group Ltd.	17,523
5,494	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	14,107
31	Hanmi Pharm Co. Ltd. *	9,715
68	Hanmi Science Co. Ltd. *	7,974
6,900	Hypermarcas SA *	26,413
211,864	Kalbe Farma Tbk PT	19,881
18,000	Luye Pharma Group Ltd. *	16,003
34,000	Sihuan Pharmaceutical Holdings Group Ltd.	10,617
4,000	Sinopharm Group Co. Ltd.	13,987
77	Yuhan Corp.	15,817
		152,037
	PIPELINES - 0.4%
7,865	Petronas Gas Bhd	39,298

	REAL ESTATE - 2.6%
25,400	Aldar Properties PJSC	16,597
1,997	Ayala Corp.	32,780
33,525	Ayala Land Inc	24,394
1,523	Barwa Real Estate Co.	17,856
20,666	Central Pattana PCL	25,426
6,900	China Vanke Co. Ltd.	14,726
53,000	Country Garden Holdings Co. Ltd.	19,080
2,100	Dalian Wanda Commercial Properties Co. Ltd.	12,031
11,559	DAMAC Properties Dubai Co. PJSC	9,567
29,697	Emaar Malls Group PJSC *	24,983
10,385	Emaar Properties PJSC	18,265
16,000	Evergrande Real Estate Group Ltd.	9,084
3,314	Ezdan Holding Group QSC	17,016
14,500	Longfor Properties Co. Ltd.	18,261
56,381	SM Prime Holdings, Inc.	24,917
		284,983
	RETAIL - 5.9%
3,311	Almacenes Exito SA	14,223
9,300	Alsea SAB de CV	27,395
6,000	ANTA Sports Products Ltd.	15,484
51,841	Astra International Tbk PT	18,486
18,000	Belle International Holdings Ltd.	15,561
90	BGF retail Co. Ltd.	15,337
4,509	Big C Supercenter PCL	24,918
19,487	CP ALL PCL	25,583
1,803	Foschini Group Ltd.	18,294
24,000	Golden Eagle Retail Group Ltd.	28,119
51,000	GOME Electrical Appliances Holding Ltd.	7,765
8,676	Grupo Comercial Chedraui SA de CV	22,591
270	GS Retail Co. Ltd.	13,894
128,478	Home Product Center PCL	24,196
1,824	Hotai Motor Co. Ltd.	19,350
143	Hotel Shilla Co. Ltd.	13,873
159	Hyundai Department Store Co. Ltd.	17,974
8,500	Intime Retail Group Co. Ltd.	8,774
6,917	Jollibee Foods Corp.	28,541
4,810	Lojas Renner SA	22,488
14,200	Matahari Department Store Tbk PT	15,602
26,203	Minor International PCL	20,712
1,295	Mr Price Group Ltd.	18,072
5,801	Pick n Pay Stores Ltd.	27,809
4,094	President Chain Store Corp.	25,439
2,083	Raia Drogasil SA	20,544
4,791	SACI Falabella	29,635
1,725	SM Investments Corp.	32,875
17,500	Sun Art Retail Group Ltd.	13,435

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	RETAIL (Continued) - 5.9%
2,963	Truworths International Ltd.	$ 18,215
10,867	Wal-Mart de Mexico SAB de CV	26,763
3,460	Woolworths Holdings Ltd.	24,217
		656,164
	SEMICONDUCTORS - 1.5%
16,414	Advanced Semiconductor Engineering, Inc.	17,562
18,000	Inotera Memories, Inc. *	11,212
1,819	MediaTek, Inc.	13,425
9,000	Nanya Technology Corp.	9,957
27	Samsung Electronics Co. Ltd.	25,829
16,000	Siliconware Precision Industries Co. Ltd.	19,811
614	SK Hynix, Inc.	17,378
5,681	Taiwan Semiconductor Manufacturing Co. Ltd.	22,385
75,242	United Microelectronics Corp.	24,631
		162,190
	SOFTWARE - 0.2%
4,000	Kingsoft Corp. Ltd.	7,794
8,000	TravelSky Technology Ltd.	10,065
		17,859
	TELECOMMUNICATIONS - 7.4%
5,193	Advanced Info Service PCL	32,267
35,850	America Movil SAB de CV	29,740
27,463	Axiata Group Bhd	36,242
46,000	China Communications Services Corp. Ltd.	17,688
38,000	China Telecom Corp. Ltd.	18,289
23,828	Chunghwa Telecom Co. Ltd.	71,357
31,298	DiGi.Com Bhd	39,523
15,465	Far EasTone Telecommunications Co. Ltd.	33,281
40,000	FIH Mobile Ltd.	18,323
449	Globe Telecom, Inc.	22,562
19,576	Intouch Holdings PCL	39,155
1,933	LG Uplus Corp.	19,731
21,334	Maxis Bhd	31,795
4,520	Mobile TeleSystems PJSC	14,655
1,722	MTN Group Ltd.	22,163
1,366	O2 Czech Republic AS	11,947
1,179	Ooredoo QSC	24,927
11,407	Orange Polska SA	21,799
652	Philippine Long Distance Telephone Co.	30,559
114	SK Telecom Co. Ltd.	25,293
10,491	Taiwan Mobile Co. Ltd.	31,958
23,859	Telekom Malaysia Bhd	36,264
164,065	Telekomunikasi Indonesia Persero Tbk PT	29,615
4,085	Telkom SA SOC Ltd.	19,654
8,070	Tim Participacoes SA	15,243
12,371	Total Access Communication PCL	19,642
47,975	Tower Bersama Infrastructure Tbk PT *	21,445
12,995	Turk Telekomunikasyon AS	25,625
7,034	Turkcell Iletisim Hizmetleri AS	24,512
3,105	Vodacom Group Ltd.	30,870
		816,124
	TRANSPORTATION - 1.0%
143,601	BTS Group Holdings PCL	38,494
111	CJ Korea Express Co. Ltd.	18,681
89	Hyundai Glovis Co. Ltd.	16,818
13,600	MISC Bhd	27,231
25,000	Sinotrans Ltd.	11,677
		112,901
	WATER - 0.6%
96,321	Aguas Andinas SA - A Shares	50,017
3,999	Cia de Saneamento Basico do Estado de Sao Paulo	15,923
		65,940

	TOTAL COMMON STOCK (Cost - $11,818,272)	9,719,747

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	EXCHANGE TRADED FUNDS - 10.2%
	EQUITY FUND - 10.2%
56,564	WisdomTree India Earnings Fund ^		$ 1,126,755
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,235,092)

	RIGHTS - 0.0%
1,680	Fosun International Ltd., Expiration October 19, 2015, Exercise Price $13.42		-
	TOTAL RIGHTS (Cost - $3)

	WARRANTS - 0.0%
10,540	Land & Houses PCL, Expiration May 5, 2017, Exercise Price $3.50 *		1,316
1,522	Minor International PCL, Expiration November 3, 2017, Exercise Price $40.00 *		124
	TOTAL WARRANTS (Cost - $2,077)		1,440

	COLLATERAL FOR SECURITIES LOANED - 9.1%
1,013,960	Mount Vernon Securities Lending Prime Portfolio, 0.24%		1,013,960
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,013,960)

	TOTAL INVESTMENTS - 107.0% (Cost - $14,069,404) (a)		$ 11,861,902
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0) %		(777,764)
	NET ASSETS - 100.0%		$ 11,084,138

* Non-income producing security.
^ All or a portion of this security is on loan. The market value of the loaned security is $1,009,904.
PCL - Public Company Limited
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,087,749 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		97,772
	Unrealized depreciation		(2,323,619)
	Net unrealized depreciation		(2,225,847)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.0) %
	Equity Futures - (0.0) %
1	Emerging Market Future, December 2015	$ 39,555	$ (450)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	China	11.4%
	Taiwan	10.5%
	United States	9.5%
	South Korea	9.0%
	Malaysia	7.1%
	South Africa	7.0%
	Thailand	5.6%
	Philippines	4.7%
	Mexico	4.3%
	Turkey	3.9%
	Other Countries	27.0%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	REITS - 25.0%
	APARTMENTS - 2.7%
1,202	Apartment Invstmt & Mgmt Co.	$ 44,498
298	AvalonBay Communities, Inc.	52,096
695	Camden Property Trust ^	51,361
647	Equity Residential	48,603
226	Essex Property Trust, Inc. ^	50,493
648	Home Properties, Inc.	48,438
626	Mid-America Apartment Comm, Inc.	51,251
881	Post Properties, Inc.	51,353
1,465	UDR, Inc. ^	50,513
		448,606
	DIVERSIFIED - 5.4%
1,229	American Assets Trust, Inc. ^	50,217
521	American Tower Corp.	45,838
797	CoreSite Realty Corp.	40,998
1,522	Corrections Corp. Of America	44,960
713	Crown Castle International	56,234
1,462	DuPont Fabros Technology, Inc. ^	37,837
967	EPR Properties ^	49,868
1,291	Geo Group, Inc.	38,394
888	Lamar Advertising Co.	46,336
5,453	Lexington Realty Trust	44,169
1,545	Liberty Property Trust	48,683
2,150	Outfront Media, Inc. ^	44,720
1,798	Plum Creek Timber Co., Inc.	71,039
1,740	Potlatch Corp. ^	50,095
622	PS Business Parks, Inc.	49,374
540	Vornado Realty Trust	48,827
1,817	Weyerhaeuser Co.	49,677
3,726	Whitestone REIT	42,961
912	WP Carey, Inc. ^	52,723
		912,950
	ENTERTAINMENT - 0.3%
1,370	Gaming and Leisure Properties, Inc.	40,689

	HEALTHCARE - 2.8%
2,150	Healthcare Realty Trust Inc. ^	53,428
1,938	Healthcare Trust of America Inc. ^	47,500
1,244	LTC Properties, Inc.	53,081
859	National Health Investors, Inc.	49,384
1,241	Omega Healthcare Investors, Inc. ^	43,621
1,807	Sabra Health Care REIT, Inc.	41,886
2,906	Senior Housing Prop Trust	47,077
945	Universal Health Realty Income Trust ^	44,358
836	Ventas, Inc.	46,866
744	Welltower, Inc.	50,384
		477,585
	HOTELS - 1.8%
3,648	DiamondRock Hospitality Co.	40,310
1,594	Hospitality Properties Trust ^	40,774
2,291	Host Hotels & Resorts, Inc. ^	36,221
976	Pebblebrook Hotel Trust	34,599
1,576	RLJ Lodging Trust	39,826
778	Ryman Hospitality Properties, Inc. ^	38,301
2,891	Strategic Hotels & Resorts, Inc. *	39,867
2,971	Summit Hotel Properties, Inc.	34,672
		304,570
	MANUFACTURED HOMES - 0.5%
880	Equity Lifestyle Properties, Inc.	51,542
1,707	United Development Funding ^	30,043
	.	81,585
	OFFICE PROPERTIES - 3.0%
2,281	BioMed Realty Trust, Inc.	45,574
404	Boston Properties, Inc.	47,834
2,422	Columbia Property Trust, Inc.	56,190
2,362	Corporate Office Properties Trust	49,673
1,641	Douglas Emmett, Inc.	47,129
3,214	Empire State Realty Trust, Inc.	54,734
4,964	Franklin Street Properties Corp.	53,363
1,330	Highwoods Properties, Inc.	51,538

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	OFFICE PROPERTIES (Continued) - 3.0%
705	Kilroy Realty Corp. ^	$ 45,938
3,062	Piedmont Office Realty Trust, Inc. ^	54,779
		506,752
	REGIONAL MALLS - 1.6%
2,946	CBL & Associates Properties, Inc.	40,508
1,836	General Growth Properties, Inc.	47,681
493	Macerich Co.	37,872
271	Simon Property Group, Inc. ^	49,788
1,632	Tanger Factory Outlet Centers, Inc. ^	53,807
632	Taubman Centers, Inc.	43,659
		273,315
	SHOPPING CENTERS - 2.8%
1,665	Acadia Realty Trust	50,067
96	Alexander's, Inc.	35,904
2,275	Brixmor Property Group, Inc.	53,417
366	Federal Realty Investment Trust	49,941
1,958	Kimco Realty Corp.	47,834
762	Regency Centers Corp.	47,358
2,897	Retail Opportunity Investments Corp. ^	47,916
894	Saul Centers, Inc.	46,264
2,745	Urstadt Biddle Properties, Inc.	51,441
1,400	Weingarten Realty Investors	46,354
		476,496
	SINGLE TENANT - 1.2%
1,838	Agree Realty Corp.	54,864
1,308	National Retail Properties, Inc.	47,441
1,038	Realty Income Corp.	49,191
2,515	Select Income REIT	47,810
		199,306
	STORAGE - 1.2%
1,792	CubeSmart ^	48,760
636	Extra Space Storage, Inc.	49,074
253	Public Storage ^	53,542
562	Sovran Self Storage, Inc.	52,997
		204,373
	WAREHOUSE/INDUSTRIAL - 1.7%
1,449	DCT Industrial Trust, Inc. ^	48,773
931	EastGroup Properties, Inc.	50,442
2,240	First Industrial Realty Trust, Inc.	46,928
5,338	Monmouth Real Estate Investment Corp. - Cl. A ^	52,046
1,221	Prologis, Inc. ^	47,497
925	QTS Realty Trust, Inc.	40,413
		286,099

	TOTAL REITS (Cost - $4,423,602)	4,212,326

	SHORT-TERM INVESTMENTS - 75.0%
	MONEY MARKET FUND - 75.0%
12,673,315	INVESCO STIT - Liquid Assets Portfolio, Institutional Class, 0.16% **	12,673,315
	TOTAL SHORT TERM INVESTMENTS (Cost - $12,673,315)

	COLLATERAL FOR SECURITIES LOANED - 6.6%
1,117,515	Mount Vernon Securities Lending Prime Portfolio, 0.24%	1,117,515
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,117,515)

	TOTAL INVESTMENTS - 106.6% (Cost - $18,214,432) (a)	$ 18,003,156
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6) %	(1,115,359)
	NET ASSETS - 100.0%	$ 16,887,797
* Non-income producing security.
* * Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $1,086,339.
REITS - Real Estate Investment Trusts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,260,199 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 14,880
	Unrealized depreciation	(271,923)
	Net unrealized appreciation	$ (257,043)

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 99.1%
	ADVERTISING - 0.5%
8,746	Nielsen Holdings PLC ^	$ 388,935
7,733	Omnicom Group, Inc. ^	509,605
		898,540
	AEROSPACE/DEFENSE - 1.9%
3,007	Boeing Co. ^	393,767
3,279	General Dynamics Corp. ^	452,338
4,129	L-3 Communications Holdings, Inc. ^	431,563
2,598	Lockheed Martin Corp. ^	538,591
2,659	Northrop Grumman Corp.	441,261
4,094	Raytheon Co.	447,310
6,133	Rockwell Collins, Inc.	501,925
4,846	United Technologies Corp.	431,246
		3,638,001
	AGRICULTURE - 0.9%
8,826	Altria Group, Inc.	480,134
9,493	Archer-Daniels-Midland Co.	393,485
5,667	Philip Morris International, Inc.	449,563
9,583	Reynolds American, Inc.	424,239
		1,747,421
	AIRLINES - 0.6%
3,523	Alaska Air Group, Inc.	279,902
5,307	American Airlines Group, Inc.	206,071
9,591	JetBlue Airways Corp. * ^	247,160
6,852	Southwest Airlines Co.	260,650
3,913	United Continental Holdings, Inc. * ^	207,585
		1,201,368
	APPAREL - 1.3%
4,147	Carter's, Inc.	375,884
10,429	Hanesbrands, Inc.	301,815
4,000	Nike, Inc.	491,880
2,462	Ralph Lauren Corp.	290,910
1,595	Skechers U.S.A., Inc. - Cl. A *	213,858
3,208	Under Armour, Inc. - Cl. A * ^	310,470
6,059	VF Corp.	413,284
		2,398,101
	AUTO MANUFACTURERS - 0.6%
30,452	Ford Motor Co.	413,234
12,060	General Motors Co.	362,041
6,736	Paccar, Inc. ^	351,417
		1,126,692
	AUTO PARTS & EQUIPMENT - 1.1%
16,456	Allison Transmission Holdings, Inc.	439,211
7,737	BorgWarner, Inc.	321,782
10,299	Goodyear Tire & Rubber Co.	302,070
8,977	Johnson Controls, Inc. ^	371,289
3,380	Lear Corp.	367,676
2,951	Wabco Holdings, Inc. *	309,353
		2,111,381
	BANKS - 4.9%
9,788	Bank of New York Mellon Corp.	383,200
11,468	BB&T Corp.	408,261
4,449	Capital One Financial Corp.	322,641
10,874	CIT Group, Inc.	435,286
7,291	Citigroup, Inc.	361,707
15,896	Citizens Financial Group, Inc.	379,279
4,019	City National Corp.	353,913
7,350	Comerica, Inc.	302,085
8,988	East West Bancorp, Inc.	345,319
18,855	Fifth Third Bancorp	356,548
6,448	First Republic Bank	404,741
2,293	Goldman Sachs Group, Inc.	398,432
36,899	Huntington Bancshares, Inc.	391,129
6,486	JPMorgan Chase & Co.	395,451
24,926	KeyCorp	324,287
3,364	M&T Bank Corp. ^	410,240
5,408	Northern Trust Corp.	368,609
4,870	PNC Financial Services Group, Inc.	434,404
34,682	Regions Financial Corp.	312,485
2,775	Signature Bank *	381,729

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	BANKS (Continued) - 4.9%
5,089	State Street Corp.	$ 342,032
9,368	SunTrust Banks, Inc.	358,232
2,155	SVB Financial Group *	248,989
11,002	US Bancorp. ^	451,192
8,670	Wells Fargo & Co.	445,205
		9,315,396
	BEVERAGES - 1.8%
5,485	Brown-Forman Corp.	531,497
16,328	Coca-Cola Co. ^	655,079
6,810	Coca-Cola Enterprises, Inc.	329,264
3,498	Constellation Brands, Inc. *	437,985
6,620	Dr Pepper Snapple Group, Inc. ^	523,311
2,711	Keurig Green Mountain, Inc.	141,352
1,991	Monster Beverage Corp. *	269,064
6,042	PepsiCo, Inc.	569,761
		3,457,313
	BIOTECHNOLOGY - 0.9%
1426	Alexion Pharmaceuticals, Inc. *	223,012
2,076	Amgen, Inc.	287,152
611	Biogen Idec, Inc. * ^	178,296
2,272	Celgene Corp. * ^	245,762
2,854	Gilead Sciences, Inc.	280,234
1,497	Illumina, Inc. * ^	263,203
535	Regeneron Pharmaceuticals, Inc. *	248,850
		1,726,509
	BUILDING MATERIALS - 0.7%
3,954	Lennox International, Inc.	448,107
1,612	Martin Marietta Materials, Inc.	244,943
11,928	Masco Corp. ^	300,347
6,513	Owens Corning	272,960
		1,266,357
	CHEMICALS - 3.5%
2,859	Air Products & Chemicals, Inc.	364,751
4,785	Airgas, Inc.	427,444
4,029	Ashland, Inc.	405,398
4,840	CF Industries Holdings, Inc.	217,316
7,833	Dow Chemical Co. ^	332,119
4,745	Eastman Chemical Co.	307,096
4,107	Ecolab, Inc. ^	450,620
7,560	EI du Pont de Nemours & Co. ^	364,392
3,757	International Flavors & Fragrances, Inc.	387,948
3,237	LyondellBasell Industries NV ^	269,836
10,246	Mosaic Co.	318,753
1,012	NewMarket Corp. ^	361,284
4,495	PPG Industries, Inc.	394,167
5,241	Praxair, Inc.	533,848
1,621	Sherwin-Williams Co.	361,126
6,269	Valspar Corp.	450,616
4,943	Westlake Chemical Corp.	256,492
3,788	WR Grace & Co. *	352,473
		6,555,679
	COMMERCIAL SERVICES - 4.6%
10,558	ADT Corp. ^	315,684
14,720	Aramark Holdings Corp.	436,301
5,720	Automatic Data Processing, Inc. ^	459,659
6,007	Cintas Corp.	515,100
4,342	Equifax, Inc.	421,956
2,652	FleetCor Technologies, Inc. *	364,968
5,125	Gartner, Inc. *	430,141
3,352	Global Payments, Inc.	384,575
14,163	KAR Auction Services, Inc.	502,787
3,421	Manpowergroup, Inc.	280,146
4,660	MasterCard, Inc. - Cl. A ^	419,959
4,325	Moody's Corp. ^	424,715
10,527	Quanta Services, Inc. * ^	254,859
7,455	Robert Half International, Inc.	381,398
14,525	Rollins, Inc.	390,287
8,072	SEI Investments Co.	389,313
15,555	Services Corp. International	421,541
3,894	Team Health Holdings, Inc. *	210,393
8,540	Total System Services, Inc.	387,972

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	COMMERCIAL SERVICES (Continued) - 4.6%
3,342	Towers Watson & Co.	$ 392,284
3,081	United Rentals, Inc. *	185,014
5,566	Verisk Analytics, Inc. - Cl. A *	411,383
18,870	Western Union Co. ^	346,453
		8,726,888
	COMPUTERS - 2.9%
9,696	Amdocs Ltd.	551,508
2,905	Apple, Inc.	320,421
26,702	Brocade Communications Systems, Inc.	277,167
16,800	Cadence Design System, Inc. * ^	347,424
5,355	Cognizant Technology Solutions Corp. - Cl. A *	335,277
13,971	EMC Corp.	337,539
18,022	Genpact Ltd. *	425,499
11,665	Hewlett-Packard Co.	298,741
3,155	IHS, Inc. - Cl. A *	365,980
2,883	International Business Machines Corp. ^	417,949
7,599	Jack Henry & Associates, Inc. ^	528,966
3,272	SanDisk Corp.	177,768
5,814	Seagate Technology PLC ^	260,467
9,979	Synopsys, Inc. *	460,830
3,558	Western Digital Corp.	282,648
		5,388,184
	COSMETICS/PERSONAL CARE - 0.8%
7,929	Colgate-Palmolive Co.	503,174
5,032	Estee Lauder Cos, Inc.	405,982
7,912	Procter & Gamble Co.	569,189
		1,478,345
	DISTRIBUTION/WHOLESALE - 0.9%
9,810	Fastenal Co. ^	359,144
5,529	Genuine Parts Co.	458,299
11,374	LKQ Corp. * ^	322,567
2,146	WW Grainger, Inc. ^	461,411
		1,601,421
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
2,377	Affiliated Managers Group, Inc. *	406,443
1,540	Alliance Data Systems Corp. *	398,829
5,187	American Express Co.	384,512
3,554	Ameriprise Financial, Inc.	387,848
1,466	BlackRock, Inc. - Cl. A	436,091
7,294	CBOE Holdings, Inc.	489,282
10,648	Charles Schwab Corp.	304,107
4,783	CME Group, Inc. - Cl. A ^	443,575
7,769	Discover Financial Services	403,910
10,295	E*Trade Financial Corp. *	271,067
10,995	Franklin Resources, Inc.	409,674
1,783	Intercontinental Exchange, Inc.	418,987
12,001	Invesco Ltd.	374,791
9,636	Legg Mason, Inc.	400,954
8,810	Nasdaq, Inc.	469,837
22,610	Navient Corp.	254,136
7,497	Raymond James Financial, Inc.	372,076
14,019	Santander Consumer USA Holdings, Inc. * ^	286,268
13,202	Synchrony Financial * ^	413,223
7,047	T Rowe Price Group, Inc.	489,766
11,176	TD Ameritrade Holding Corp.	355,844
5,730	Visa, Inc. - Cl. A ^	399,152
		8,570,372
	ELECTRIC - 6.0%
28,587	AES Corp.	279,867
7,912	Alliant Energy Corp.	462,773
10,972	Ameren Corp. ^	463,786
8,086	American Electric Power Co., Inc.	459,770
12,218	CMS Energy Corp. ^	431,540
7,396	Consolidated Edison, Inc. ^	494,423
6,941	Dominion Resources, Inc. ^	488,508
5,616	DTE Energy Co.	451,358
6,430	Duke Energy Corp.	462,574
7,002	Edison International ^	441,616
6,667	Entergy Corp.	434,022
9,222	Eversource Energy	466,818
11,636	Exelon Corp. ^	345,589

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	ELECTRIC (Continued) - 6.0%
12,284	ITC Holdings Corp.	$ 409,549
4,670	NextEra Energy, Inc.	455,559
15,422	OGE Energy Corp.	421,946
14,389	Pepco Holdings, Inc.	348,502
8,743	PG&E Corp.	461,630
7,605	Pinnacle West Capital Corp.	487,785
9,721	Public Service Enterprise Group, Inc. ^	409,837
7,977	SCANA Corp. ^	448,786
11,125	Southern Co.	497,288
12,303	TECO Energy, Inc.	323,077
8,474	WEC Energy Group, Inc.	442,512
12,053	Westar Energy, Inc.	463,317
13,355	Xcel Energy, Inc. ^	472,901
		11,325,333
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,978	Acuity Brands, Inc.	347,297
8,187	AMETEK, Inc. ^	428,344
9,262	Emerson Electric Co.	409,103
5,561	Hubbell, Inc.	472,407
		1,657,151
	ELECTRONICS - 2.6%
11,242	Agilent Technologies, Inc.	385,938
8,032	Amphenol Corp.	409,311
5,741	Arrow Electronics, Inc. *	317,362
8,493	Avnet Inc.	362,481
22,054	Corning, Inc. ^	377,564
31,199	Flextronics International Ltd. *	328,837
24,547	Gentex Corp. ^	380,479
4,746	Honeywell International, Inc. ^	449,399
1,441	Mettler-Toledo International, Inc. * ^	410,310
10,092	PerkinElmer, Inc.	463,828
3,475	Thermo Fisher Scientific, Inc.	424,923
14,631	Trimble Navigation Ltd. *	240,241
3,600	Waters Corp. *	425,556
		4,976,229
	ENERGY-ALTERNATE SOURCES - 0.2%
17,596	Cheniere Energy Partners LP Holdings LLC	334,500

	ENGINEERING & CONSTRUCTION - 0.3%
7,099	Fluor Corp.	300,643
8,132	Jacobs Engineering Group, Inc. *	304,381
		605,024
	ENTERTAINMENT - 0.2%
7,806	Lions Gate Entertainment Corp. ^	287,261

	ENVIRONMENTAL CONTROL - 0.8%
13,208	Republic Services, Inc. - Cl. A	544,170
3,801	Stericycle, Inc. *	529,517
10,578	Waste Connections, Inc.	513,879
		1,587,566
	FOOD - 3.3%
11,153	Campbell Soup Co. ^	565,234
15,254	Flowers Foods, Inc.	377,384
10,470	General Mills, Inc. ^	587,681
6,107	Hain Celestial Group, Inc. * ^	315,121
7,352	Hormel Foods Corp. ^	465,455
5,066	Ingredion, Inc. ^	442,312
12,496	Kroger Co.	450,731
6,870	McCormick & Co., Inc. ^	564,577
10,449	Mondelez International, Inc. - Cl. A	437,500
8,123	Pilgrim's Pride Corp. ^	168,796
10,222	Pinnacle Foods, Inc.	428,097
11,642	Sysco Corp. ^	453,689
7,799	Tyson Foods, Inc. ^	336,137
7,097	WhiteWave Foods Co. - Cl. A *	284,944
9,776	Whole Foods Market, Inc.	309,410
		6,187,068
	FOREST PRODUCTS & PAPER - 0.2%
9,072	International Paper Co.	342,831

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	GAS - 0.7%
8,061	Atmos Energy Corp.	$ 468,989
21,580	Centerpoint Energy, Inc.	389,303
4,765	Sempra Energy	460,871
		1,319,163
	HAND/MACHINE TOOLS - 0.7%
6,602	Lincoln Electric Holdings, Inc.	346,143
2,954	Snap-on, Inc. ^	445,877
4,663	Stanley Black & Decker, Inc.	452,218
		1,244,238
	HEALTHCARE-PRODUCTS - 3.8%
5,407	Align Technology, Inc. *	306,901
12,760	Baxter International, Inc.	419,166
3,811	Becton Dickinson and Co.	505,567
2,791	Cooper Cos, Inc.	415,468
5,978	Danaher Corp. ^	509,385
8,581	DENTSPLY International, Inc.	433,941
2,325	Edwards Lifesciences Corp. *	330,545
3,645	Henry Schein, Inc. * ^	483,764
9,243	Hologic, Inc. *	361,679
3,215	IDEXX Laboratories, Inc. * ^	238,714
737	Intuitive Surgical, Inc. *	338,710
10,160	Patterson Cos, Inc.	439,420
5,171	ResMed, Inc. ^	263,514
5,161	Sirona Dental Systems, Inc. *	481,728
5,555	St Jude Medical, Inc.	350,465
4,762	Stryker Corp. ^	448,104
3,939	Teleflex, Inc. ^	489,263
4,853	Varian Medical Systems, Inc. * ^	358,054
		7,174,388
	HEALTHCARE-SERVICES - 2.2%
3,842	Acadia Healthcare Co., Inc. *	254,609
2,890	Aetna, Inc. ^	316,195
2,612	Anthem, Inc.	365,680
4,457	Centene Corp. * ^	241,703
2,226	Cigna Corp.	300,554
4,991	Community Health Systems, Inc. *	213,465
3,890	HCA Holdings, Inc. *	300,930
1,331	Humana, Inc. ^	238,249
4,089	Laboratory Corp. of America Holdings *	443,534
6,079	MEDNAX, Inc. * ^	466,806
5,655	Quest Diagnostics, Inc.	347,613
3,077	UnitedHealth Group, Inc. ^	356,963
2,438	Universal Health Services, Inc.	304,287
		4,150,588
	HOME BUILDERS - 0.8%
9,212	DR Horton, Inc. ^	270,464
5,837	Lennar Corp. ^	280,935
315	NVR, Inc. *	480,444
13,665	PulteGroup, Inc. ^	257,858
9,083	Toll Brothers, Inc. *	311,002
		1,600,703
	HOME FURNISHINGS - 0.3%
1,970	Harman International Industries, Inc. ^	189,100
1,941	Whirlpool Corp.	285,832
		474,932
	HOUSEHOLD PRODUCTS/WARES - 1.1%
7,013	Avery Dennison Corp.	396,725
6,892	Church & Dwight Co., Inc.	578,239
5,303	Clorox Co.	612,656
4,754	Clorox Co.	435,039
		2,022,659
	HOUSEWARES - 0.2%
10,719	Newell Rubbermaid, Inc.	425,651

	INSURANCE - 6.3%
8,370	Aflac, Inc.	486,548
1,087	Alleghany Corp. *	508,836
7,018	Allstate Corp.	408,728
8,657	American Financial Group, Inc.	596,554
7,464	American International Group, Inc.	424,104
5,749	AmTrust Financial Services, Inc.	362,072

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	INSURANCE (Continued) - 6.3%
13,843	Arthur J Gallagher & Co.	$ 571,439
5,755	Assurant, Inc.	454,703
4,542	Berkshire Hathaway, Inc. *	592,277
17,393	Brown & Brown, Inc.	538,661
2,256	Chubb Corp.	276,698
9,169	Cincinnati Financial Corp.	493,292
13,290	CNA Financial Corp.	464,220
2,802	HCC Insurance Holdings, Inc.	217,071
6,605	Lincoln National Corp. ^	313,473
14,276	Loews Corp.	515,935
587	Markel Corp. *	470,692
10,043	Marsh & McLennan Cos, Inc. ^	524,445
7,680	MetLife, Inc.	362,112
7,662	Principal Financial Group, Inc.	362,719
16,842	Progressive Corp.	516,039
5,252	Reinsurance Group of America	475,779
1,464	StanCorp Financial Group, Inc.	167,189
8,837	Torchmark Corp.	498,407
4,958	Travelers Cos, Inc.	493,470
10,052	Voya Financial, Inc. ^	389,716
8,468	WR Berkley Corp.	460,405
		11,945,584
	INTERNET - 1.8%
439	Alphabet, Inc. - Cl. A * ^	280,244
9,773	CDW Corp.	399,325
14,496	eBay, Inc. *	354,282
1,961	Expedia, Inc.	230,770
2,761	F5 Networks, Inc. *	319,724
3,720	Facebook, Inc. - Cl. A *	334,428
1,736	Netflix, Inc. *	179,259
259	Priceline.com, Inc. *	320,347
16,361	Symantec Corp.	318,549
2,949	TripAdvisor, Inc. *	185,846
6,378	VeriSign, Inc. * ^	450,032
		3,372,806
	INVESTMENT COMPANIES - 0.3%
36,695	Ares Capital Corp. ^	531,344

	IRON/STEEL - 0.2%
7,689	Nucor Corp.	288,722

	LEISURE TIME - 0.5%
5,710	Harley-Davidson, Inc. ^	313,479
2,565	Polaris Industries, Inc. ^	307,467
3,079	Royal Caribbean Cruises Ltd. ^	274,308
		895,254
	LODGING - 1.0%
14,676	Hilton Worldwide Holdings, Inc.	336,667
7,694	Hyatt Hotels Corp. - Cl. A *	362,387
5,480	Las Vegas Sands Corp. ^	208,076
4,940	Marriott International, Inc.	336,908
4,511	Starwood Hotels & Resorts Worldwide, Inc.	299,891
5,104	Wyndham Worldwide Corp.	366,978
		1,910,907
	MACHINERY-CONSTRUCTION & MINING - 0.2%
5,009	Caterpillar, Inc. ^	327,388

	MACHINERY-DIVERSIFIED - 1.9%
3,521	Cummins, Inc. ^	382,310
5,190	Deere & Co. ^	384,060
8,014	Flowserve Corp.	329,696
7,368	IDEX Corp.	525,338
3,185	Middleby Corp. *	335,030
3,624	Rockwell Automation, Inc.	367,727
2,907	Roper Industries, Inc. ^	455,527
4,003	Wabtec Corp. ^	352,464
13,669	Xylem, Inc.	449,027
		3,581,179
	MEDIA - 2.8%
4,376	AMC Networks, Inc. *	320,192

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	MEDIA (Continued) - 2.8%
8,164	Cablevision Systems Corp. ^	$ 265,085
8,452	CBS Corp.	337,235
7,205	Comcast Corp.	409,820
9,998	Discovery Communications, Inc. *	260,248
6,128	DISH Network Corp. *	357,508
3,083	FactSet Research Systems, Inc.	492,694
5,634	MSG Networks, Inc. *	406,437
7,205	Scripps Networks Interactive, Inc. ^	354,414
116,963	Sirius XM Holdings, Inc. * ^	437,442
12,528	TEGNA, Inc.	280,502
1,890	Time Warner Cable, Inc. ^	339,009
5,354	Time Warner, Inc.	368,087
13,277	Twenty-First Century Fox, Inc. ^	358,213
3,615	Walt Disney Co. ^	369,453
		5,356,339
	METAL FABRICATE/HARDWARE - 0.1%
1,166	Precision Castparts Corp.	267,842

	MINING - 0.2%
26,359	Alcoa, Inc.	254,628
12,768	Newmont Mining Corp.	205,182
		459,810
	MISCELLANEOUS MANUFACTURING - 2.2%
3,575	3M Co. ^	506,828
5,030	AO Smith Corp.	327,906
4,144	Carlisle Cos., Inc.	362,103
9,003	Colfax Corp. * ^	269,280
5,906	Dover Corp.	337,705
6,775	Eaton Corp. PLC	347,558
8,423	Hexcel Corp.	377,856
5,801	Illinois Tool Works, Inc.	477,480
7,928	Ingersoll-Rand PLC	402,505
3,840	Parker Hannifin Corp.	373,632
8,965	Textron, Inc.	337,443
		4,120,296
	OFFICE/BUSINESS EQUIPMENT - 0.2%
31,113	Xerox Corp. ^	302,729

	OIL & GAS - 1.0%
4,498	Chevron Corp.	354,802
5,658	Exxon Mobil Corp. ^	420,672
4,117	Helmerich & Payne, Inc. ^	194,569
5,246	Marathon Petroleum Corp.	243,047
3,602	Phillips 66	276,778
2,460	Tesoro Corp.	239,210
4,394	Valero Energy Corp.	264,079
		1,993,157
	OIL & GAS SERVICES - 0.5%
2,390	Cameron International Corp. *	146,555
6,956	FMC Technologies, Inc. *	215,636
6,570	National Oilwell Varco, Inc. ^	247,360
4,639	Schlumberger Ltd.	319,952
		929,503
	PACKAGING & CONTAINERS - 0.7%
5,547	Ball Corp.	345,023
7,434	Crown Holdings, Inc. *	340,106
4,690	Packaging Corp. of America	282,150
6,536	Sealed Air Corp.	306,408
		1,273,687
	PHARMACEUTICALS - 2.6%
9,717	Abbott Laboratories ^	390,818
5,346	Cardinal Health, Inc. ^	410,680
4,578	Eli Lilly & Co.	383,133
4,716	Express Scripts Holding Co. * ^	381,807
2,649	Herbalife Ltd. *	144,371
5,526	Johnson & Johnson ^	515,852
2,221	McKesson Corp.	410,952
6,165	Mead Johnson Nutrition Co. - Cl. A	434,016
7,683	Merck & Co., Inc. ^	379,463
4,309	Mylan, Inc. * ^	173,480

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	PHARMACEUTICALS (Continued) - 2.6%
15,476	Pfizer, Inc.	$ 486,101
5,938	Quintiles Transnational Holdings, Inc. *	413,107
6,153	VCA, Inc. *	323,955
		4,847,735
	PIPELINES - 0.7%
13,938	Kinder Morgan, Inc.	385,804
6,505	ONEOK, Inc.	209,461
10,074	Plains GP Holdings LP	176,295
13,010	Spectra Energy Corp.	341,773
4,642	Williams Cos., Inc.	171,058
		1,284,391
	REAL ESTATE - 0.4%
11,401	CBRE Group, Inc. - Cl. A *	364,832
2,202	Jones Lang LaSalle, Inc.	316,582
		681,414
	RETAIL - 7.5%
1,967	Advance Auto Parts, Inc. ^	372,805
6,688	AutoNation, Inc. *	389,108
691	AutoZone, Inc. *	500,167
6,210	Bed Bath & Beyond, Inc. * ^	354,094
6,395	Best Buy Co., Inc.	237,382
5,906	CarMax, Inc. * ^	350,344
486	Chipotle Mexican Grill, Inc. - Cl. A *	350,042
10,541	Coach, Inc.	304,951
15,580	Copart, Inc. *	512,582
3,368	Costco Wholesale Corp.	486,912
5,290	CVS Caremark Corp.	510,379
6,324	Dick's Sporting Goods, Inc.	313,734
6,219	Dollar General Corp.	450,504
3,158	Domino's Pizza, Inc. ^	340,780
8,117	Dunkin' Brands Group, Inc.	397,733
5,718	Foot Locker, Inc. ^	411,524
6,178	GameStop Corp. - Cl. A ^	254,595
12,956	Gap, Inc.	369,246
3,691	Home Depot, Inc. ^	426,274
5,570	Kohl's Corp. ^	257,947
4,245	L Brands, Inc.	382,602
6,121	Lowe's Cos, Inc.	421,859
5,850	Macy's, Inc.	300,222
4,798	McDonald's Corp.	472,747
5,825	Nordstrom, Inc.	417,711
1,634	O'Reilly Automotive, Inc. * ^	408,500
1,751	Panera Bread Co. *	338,661
6,039	Penske Automotive Group Inc.	292,529
2,720	PVH Corp. ^	277,277
31,819	Rite Aid Corp. *	193,141
7,161	Ross Stores, Inc.	347,094
6,838	Starbucks Corp. ^	388,672
3,186	Tiffany & Co.	246,023
5,870	TJX Cos, Inc.	419,235
4,216	Tractor Supply Co.	355,493
2,669	Ulta Salon Cosmetics & Fragrance, Inc. *	435,981
7,268	Wal-Mart Stores, Inc.	471,257
5,078	Williams-Sonoma, Inc.	387,705
		14,147,812
	SAVINGS & LOANS - 1.1%
37,254	Hudson City Bancorp, Inc.	378,873
27,782	New York Community Bancorp, Inc. ^	501,743
32,370	People's United Financial, Inc.	509,180
34,868	TFS Financial Corp.	601,473
		1,991,269
	SEMICONDUCTORS - 2.5%
4,236	Altera Corp.	212,139
5,067	Analog Devices, Inc.	285,829
19,793	Applied Materials, Inc.	290,759
5,694	Freescale Semiconductor Ltd. *	208,287
11,598	Intel Corp.	349,564
3,175	IPG Photonics Corp. * ^	241,205
6,549	KLA-Tencor Corp.	327,450
4,390	Lam Research Corp.	286,799
9,204	Linear Technology Corp.	371,381

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	SEMICONDUCTORS (Continued) - 2.5%
8,214	Microchip Technology, Inc. ^	353,941
10,337	Micron Technology, Inc. *	154,848
11,586	NVIDIA Corp.	285,595
6,203	QUALCOMM, Inc.	333,287
2,662	Skyworks Solutions, Inc.	224,167
7,257	Texas Instruments, Inc. ^	359,367
8,455	Xilinx, Inc.	358,492
		4,643,110
	SHIPBUILDING - 0.2%
2,704	Huntington Ingalls Industries, Inc.	289,734

	SOFTWARE - 3.7%
5,010	Adobe Systems, Inc. *	411,922
5,033	Akamai Technologies, Inc. *	347,579
4,860	ANSYS, Inc. *	428,360
8,102	Broadridge Financial Solutions, Inc.	448,446
15,003	CA, Inc. ^	409,582
6,126	Cerner Corp. *	367,315
4,598	Citrix Systems, Inc. *	318,549
4,370	Electronic Arts, Inc. *	296,068
5,673	Fidelity National Information Services, Inc.	380,545
5,315	Fiserv, Inc. *	460,332
7,016	MSCI, Inc. - Cl. A	417,171
11,553	Oracle Corp. ^	417,294
11,086	Paychex, Inc.	528,026
4,949	Red Hat, Inc. * ^	355,734
4,541	SS&C Technologies Holdings, Inc.	318,052
2,487	Tyler Technologies, Inc. *	371,334
1,949	Ultimate Software Group, Inc. *	348,890
4,129	Vmware, Inc. - Cl. A *	325,324
		6,950,523
	TELECOMMUNICATIONS - 0.8%
3290	Arista Networks, Inc. * ^	201,315
12,978	CenturyLink, Inc. ^	326,007
14,262	Cisco Systems, Inc.	374,378
7,292	CommScope Holding Co., Inc. *	218,979
5,986	Motorola Solutions, Inc.	409,323
		1,530,002
	TEXTILES - 0.2%
1,898	Mohawk Industries, Inc. *	345,037

	TOYS/GAMES/HOBBIES - 0.2%
4,274	Hasbro, Inc.	308,326

	TRANSPORTATION - 1.9%
4,982	CH Robinson Worldwide, Inc.	337,680
12,273	CSX Corp.	330,144
8,992	Expeditors International of Washington, Inc.	423,074
5,913	JB Hunt Transport Services, Inc.	422,188
3,384	Kansas City Southern	307,538
5,018	Norfolk Southern Corp.	383,375
6,039	Old Dominion Freight Line, Inc. * ^	368,379
4,563	Ryder System, Inc. ^	337,845
4,111	Union Pacific Corp. ^	363,454
4,332	United Parcel Service, Inc. Cl. B	427,525
		3,701,202
	TRUCKING & LEASING - 0.2%
1,117	AMERCO	439,506

	WATER - 0.5%
9511	American Water Works Co., Inc.	523,866
17,599	Aqua America, Inc.	465,846
		989,712

	TOTAL COMMON STOCK (Cost - $182,613,247)	186,629,573

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
SHORT-TERM INVESTMENTS - 0.8%
MONEY MARKET FUND - 0.8%
1,468,559	Invesco STIT - Liquid Assets Portfolio, Institutional Class, 0.16% **		$ 1,468,559
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,468,559)

COLLATERAL FOR SECURITIES LOANED - 23.0%
43,401,015	Mount Vernon Securities Lending Prime Portfolio, 0.24%		43,401,015
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $43,401,015)

	TOTAL INVESTMENTS - 122.9% (Cost - $227,482,821) (a)		$ 231,499,147
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.9) %		(43,130,043)
	NET ASSETS - 100.0%		$ 188,369,104

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $42,804,352.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $227,530,759 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 14,685,259
	Unrealized depreciation		(11,313,534)
	Net unrealized appreciation		$ 3,371,725

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
18	S&P E-Mini Future, December 2015	$ 1,717,875	$ (14,100)
TOTAL LONG FUTURES CONTRACTS

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 88.8%
	ADVERSTISING - 0.4%
531	Nielsen Holdings PLC	$ 23,614
470	Omnicom Group, Inc. ^	30,973
		54,587
	AEROSPACE/DEFENSE - 1.6%
183	Boeing Co.^	23,964
199	General Dynamics Corp.^	27,452
251	L-3 Communications Holdings, Inc.	26,235
158	Lockheed Martin Corp. ^	32,755
162	Northrop Grumman Corp.	26,884
249	Raytheon Co.	27,206
373	Rockwell Collins, Inc.	30,526
295	United Technologies Corp.	26,252
		221,274
	AGRICULTURE - 0.7%
537	Altria Group, Inc.	29,213
577	Archer-Daniels-Midland Co. ^	23,917
345	Philip Morris International, Inc. ^	27,369
583	Reynolds American, Inc.	25,809
		106,308
	AIRLINES - 0.6%
214	Alaska Air Group, Inc.	17,002
323	American Airlines Group, Inc.	12,542
584	JetBlue Airways Corp. * ^	15,050
416	Southwest Airlines Co.	15,825
238	United Continental Holdings, Inc.^	12,626
		73,045
	APPAREL - 1.1%
253	Carter's, Inc.	22,932
634	Hanesbrands, Inc.	18,348
243	NIKE, Inc. ^	29,882
150	Ralph Lauren Corp.	17,724
97	Skechers U.S.A., Inc.	13,006
195	Under Armour, Inc. - Cl. A * ^	18,872
368	VF Corp.	25,101
		145,865
	AUTO MANUFACTURERS - 0.5%
1,850	Ford Motor Co.	25,105
733	General Motors Co. ^	22,005
410	PACCAR, Inc. ^	21,390
		68,500
	AUTO PARTS & EQUIPMENT - 1.0%
1,001	Allison Transmission Holdings, Inc.	26,717
470	BorgWarner, Inc.	19,547
628	Goodyear Tire & Rubber Co.	18,419
545	Johnson Controls, Inc. ^	22,541
206	Lear Corp.	22,409
180	WABCO Holdings, Inc. * ^	18,869
		128,502
	BANKS - 4.4%
595	Bank of New York Mellon Corp.	23,294
697	BB&T Corp.	24,813
270	Capital One Financial Corp.	19,580
661	CIT Group, Inc.	26,460
443	Citigroup, Inc. ^	21,977
966	Citizens Financial Group, Inc.	23,049
245	City National Corp.	21,575
447	Comerica, Inc.	18,372
547	East West Bancorp, Inc.	21,016
1,148	Fifth Third Bancorp	21,709
392	First Republic Bank	24,606
139	Goldman Sachs Group, Inc.^	24,153
2,245	Huntington Bancshares, Inc.	23,797
394	JP Morgan Chase & Co.	24,022
1,517	KeyCorp ^	19,736
205	M&T Bank Corp. ^	25,000
329	Northern Trust Corp.	22,425
296	PNC Financial Services Group, Inc.	26,403
2,111	Regions Financial Corp.	19,020
169	Signature Bank *	23,248
309	State Street Corp.	20,768

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares		Value
	BANKS (Continued) - 4.4%
569	SunTrust Banks, Inc.	$ 21,759
131	SVB Financial Group *	15,136
669	US Bancorp^	27,436
527	Wells Fargo & Co.	27,061
		566,415
	BEVERAGES - 1.6%
334	Brown-Forman Corp.	32,365
993	Coca-Cola Co.	39,839
414	Coca-Cola Enterprises, Inc.	20,017
213	Constellation Brands, Inc. *	26,670
403	Dr Pepper Snapple Group, Inc.	31,857
165	Keurig Green Mountain, Inc.	8,603
121	Monster Beverage Corp. *	16,352
367	PepsiCo, Inc. ^	34,608
		210,311
	BIOTECHNOLOGY - 0.8%
87	Alexion Pharmaceuticals, Inc.	13,606
126	Amgen, Inc. ^	17,428
37	Biogen Idec, Inc. * ^	10,797
138	Celgene Corp. * ^	14,927
174	Gilead Sciences, Inc. *	17,085
91	Illumina, Inc. *^	16,000
33	Regeneron Pharmaceuticals, Inc. *	15,350
		105,193
	BUILDING MATERIALS - 0.6%
240	Lennox International, Inc.	27,199
98	Martin Marietta Materials, Inc.	14,891
725	Masco Corp.^	18,256
396	Vulcan Materials Co.	16,596
		76,942
	CHEMICALS - 3.1%
174	Air Products & Chemicals, Inc.	22,199
291	Airgas, Inc.	25,995
245	Ashland, Inc.^	24,652
294	CF Industries Holdings, Inc.	13,201
476	Dow Chemical Co. ^	20,182
288	Eastman Chemical Co.	18,639
250	Ecolab, Inc. ^	27,430
460	EI du Pont de Nemours & Co. ^	22,172
229	International Flavors & Fragrances, Inc.	23,647
197	LyondellBasell Industries NV ^	16,422
623	Mosaic Co.	19,382
61	NewMarket Corp. ^	21,777
273	PPG Industries, Inc.	23,939
319	Praxair, Inc.	32,493
99	Sherwin-Williams Co.	22,055
381	Valspar Corp.	27,386
300	W.R. Grace & Co. *^	15,567
230	Westlake Chemical Corp.	21,402
		398,540
	COMMERCIAL SERVICES - 4.2%
642	ADT Corp. ^	19,196
895	Aramark Holdings Corp.	26,528
348	Automatic Data Processing, Inc. ^	27,965
366	Cintas Corp.	31,385
264	Equifax, Inc.	25,656
161	FleetCor Technologies, Inc. *	22,157
311	Gartner, Inc. *	26,102
204	Global Payments, Inc.	23,405
861	KAR Auction Services, Inc.	30,566
208	Manpowergroup, Inc.	17,033
283	MasterCard, Inc. - Cl. A ^	25,504
263	Moody's Corp. ^	25,827
640	Quanta Services, Inc. * ^	15,494
453	Robert Half International, Inc.	23,175
883	Rollins, Inc.	23,726
491	SEI Investments Co.	23,681
946	Services Corp. International	25,637
237	Team Health Holdings, Inc.	12,805
519	Total System Services, Inc.	23,578
203	Towers Watson & Co.	23,828

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares		Value
	COMMERCIAL SERVICES (Continued) - 4.2%
187	United Rentals, Inc. *	$ 11,229
339	Verisk Analytics, Inc. - Cl. A *	25,055
1,148	Western Union Co. ^	21,077
		530,609
	COMPUTERS- 2.6%
590	Amdocs Limited	33,559
177	Apple, Inc.	19,523
1,624	Brocade Communications Systems, Inc.	16,857
1,022	Cadence Design System, Inc. *^	21,135
326	Cognizant Technology Solutions Corp. - Cl. A *	20,411
850	EMC Corp.	20,536
1,096	Genpact Ltd.	25,877
709	Hewlett-Packard Co.	18,157
192	IHS, Inc. - Cl. A *	22,272
175	International Business Machines Corp.^	25,370
462	Jack Henry & Associates, Inc.^	32,160
199	SanDisk Corp.	10,812
354	Seagate Technology PLC^	15,859
607	Synopsys, Inc. *	28,031
217	Western Digital Corp.	17,238
		327,797
	COSMETIC/PERSONAL CARE - 0.8%
482	Colgate-Palmolive Co.	30,588
306	Estee Lauder Cos, Inc.	24,688
481	Procter & Gamble Co.	34,603
		89,879
	DISTRIBUTION/WHOLESALE - 0.8%
596	Fastenal Co. ^	21,820
336	Genuine Parts Co.	27,851
692	LKQ Corp. *	19,625
131	WW Grainger, Inc. ^	28,166
		97,462
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
145	Affiliated Managers Group, Inc. *	24,794
94	Alliance Data Systems Corp.	24,344
315	American Express Co.	23,351
216	Ameriprise Financial, Inc.	23,572
89	BlackRock, Inc. - Cl. A	26,475
444	CBOE Holdings, Inc.	29,784
647	Charles Schwab Corp.^	18,478
291	CME Group, Inc. - Cl. A ^	26,987
472	Discover Financial Services	24,539
627	E*Trade Financial Corp. *	16,509
668	Franklin Resources, Inc.	24,890
109	Intercontinental Exchange, Inc.	25,614
729	Invesco Ltd.	22,767
585	Legg Mason, Inc.	24,342
536	Nasdaq, Inc.	28,585
1,376	Navient Corp.	15,466
456	Raymond James Financial, Inc.	22,631
852	Santander Consumer USA Holdings, Inc.^	17,398
803	Synchrony Financial^	25,134
429	T Rowe Price Group, Inc.	29,816
678	TD Ameritrade Holding Corp.	21,588
348	Visa, Inc. - Cl. A ^	24,242
		521,306
	ELECTRIC - 5.4%
1,739	AES Corp.	17,025
481	Alliant Energy Corp.	28,134
667	Ameren Corp.^	28,194
492	American Electric Power Co., Inc.	27,975
743	CMS Energy Corp. ^	26,243
450	Consolidated Edison, Inc. ^	30,083
422	Dominion Resources, Inc.^	29,700
342	DTE Energy Co.	27,487
391	Duke Energy Corp.	28,129
426	Edison International^	26,868
405	Entergy Corp.	26,366
561	Eversource Energy	28,398
707	Exelon Corp.^	20,998
748	ITC Holdings Corp.	24,938

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares		Value
	ELECTRIC (Continued) - 5.4%
284	NextEra Energy, Inc.	$ 27,704
938	OGE Energy Corp.	25,664
876	Pepco Holdings, Inc.	21,217
531	PG&E Corp.	28,037
463	Pinnacle West Capital Corp.	29,697
591	Public Service Enterprise Group, Inc.	24,917
485	SCANA Corp. ^	27,286
677	Southern Co.	30,262
748	TECO Energy, Inc.	19,642
515	WEC Energy Group, Inc.	26,893
733	Westar Energy, Inc.	28,177
812	Xcel Energy, Inc.	28,753
		688,787
	ELECTRIC COMPONENTS & EQUIPMENT - 0.8%
120	Acuity Brands, Inc. ^	21,070
498	AMETEK, Inc.	26,055
564	Emerson Electric Co.	24,912
338	Hubbell, Inc.	28,713
		100,750
	ELECTRONICS - 2.4%
683	Agilent Technologies, Inc.	23,447
488	Amphenol Corp.	24,868
349	Arrow Electronics, Inc. *	19,293
516	Avnet, Inc.	22,023
1,341	Corning, Inc.^	22,958
1,899	Flextronics International Ltd. *	20,015
1,493	Gentex Corp.^	23,142
288	Honeywell International, Inc. ^	27,271
88	Mettler-Toledo International, Inc. * ^	25,057
614	PerkinElmer, Inc.	28,219
211	Thermo Fisher Scientific, Inc.	25,801
891	Trimble Navigation Ltd. *	14,630
219	Waters Corp. *	25,888
		302,612
	ENERGY - ALTERNATIVE SERVICES - 0.2%
1,070	Cheniere Energy Partners LP Holdings LLC	20,341

	ENGINEERING & CONSTRUCTION - 0.3%
432	Fluor Corp.	18,295
494	Jacobs Engineering Group, Inc. *	18,490
		36,785
	ENTERTAINMENT - 0.1%
475	Lions Gate Entertainment Corp.^	17,480

	ENVIRONMENTAL CONTROL - 0.8%
803	Republic Services, Inc. - Cl. A	33,084
231	Stericycle, Inc. *	32,181
643	Waste Connections, Inc.	31,237
		96,502
	FOOD - 3.0%
678	Cambell Soup Co.	34,361
928	Flowers Foods, Inc.	22,959
636	General Mills, Inc. ^	35,699
372	Hain Celestial Group, Inc. *^	19,195
447	Hormel Foods Corp.	28,300
308	Ingredion, Inc. ^	26,891
760	Kroger Co.	27,413
418	McCormick & Co., Inc. ^	34,351
636	Mondelez International, Inc. - Cl. A	26,629
494	Pilgrim's Pride Corp. ^	10,265
622	Pinnacle Foods, Inc.	26,049
708	Sysco Corp. ^	27,591
474	Tyson Foods, Inc. ^	20,429
432	WhiteWave Foods Co. - Cl. A *	17,345
595	Whole Foods Market, Inc.	18,832
		376,309
	FOREST PRODUCTS & PAPER - 0.2%
551	International Paper Co.	20,822

	GAS - 0.6%
490	Atmos Energy Corp.	28,508

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares		Value
	GAS (Continued) - 0.6%
1,312	Centerpoint Energy, Inc.	$ 23,668
290	Sempra Energy	28,049
		80,225
	HAND/MACHINE TOOLS - 0.6%
402	Lincoln Electric Holdings, Inc. ^	21,077
180	Snap-on, Inc. ^	27,169
284	Stanley Black & Decker, Inc.	27,542
		75,788
	HEALTHCARE PRODUCTS - 3.4%
329	Align Technology, Inc.	18,674
776	Baxter International, Inc.	25,492
232	Becton Dickinson and Co.	30,777
170	Cooper Cos, Inc.	25,306
364	Danaher Corp.	31,016
522	DENTSPLY International, Inc.	26,398
141	Edwards Lifesciences Corp. *	20,046
222	Henry Schein, Inc. * ^	29,464
562	Hologic, Inc.	21,991
196	IDEXX Laboratories, Inc. * ^	14,553
45	Intuitive Surgical, Inc.*	20,681
618	Patterson Cos, Inc.	26,729
315	ResMed, Inc. ^	16,052
314	Sirona Dental Systems, Inc. *^	29,309
338	St Jude Medical, Inc.	21,324
290	Stryker Corp. ^	27,289
239	Teleflex, Inc.^	29,686
295	Varian Medical Systems, Inc. *	21,765
		436,552
	HEALTHCARE SERVICES - 2.0%
234	Acadia Healthcare Co., Inc.	15,507
176	Aetna, Inc.	19,256
159	Anthem, Inc.	22,260
271	Centene Corp. *^	14,696
135	Cigna Corp.	18,228
303	Community Health Systems, Inc.	12,959
237	HCA Holdings, Inc. *	18,334
81	Humana, Inc.^	14,499
249	Laboratory Corp. of America Holdings *	27,009
370	MEDNAX, Inc. * ^	28,412
344	Quest Diagnostics, Inc.	21,146
187	UnitedHealth Group, Inc. ^	21,694
148	Universal Health Services, Inc.	18,472
		252,472
	HOME BUILDERS - 0.8%
560	DR Horton, Inc. ^	16,442
355	Lennar Corp. - Cl. A ^	17,086
19	NVR, Inc. *^	28,979
831	PulteGroup, Inc. ^	15,681
552	Toll Brothers, Inc. *	18,900
		97,088
	HOME FURNISHINGS - 0.2%
120	Harman International Industries, Inc. ^	11,519
118	Whirlpool Corp.	17,377
		28,896
	HOUSEHOLD PRODUCTS/WARES - 1.0%
426	Avery Dennison Corp.	24,099
419	Church & Dwight Co., Inc. ^	35,154
322	Clorox Co.	37,201
289	Spectrum Brands Holdings, Inc.	26,446
		122,900
	HOUSEWARES - 0.2%
652	Newell Rubbermaid, Inc.	25,891

	INSURANCE - 5.7%
509	Aflac, Inc.	29,588
66	Alleghany Corp. *	30,895
427	Allstate Corp.	24,868
527	American Financial Group, Inc.	36,316
454	American International Group, Inc.	25,796
350	AmTrust Financial Services, Inc.	22,043
842	Arthur J Gallagher & Co.	34,758

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares		Value
	INSURANCE (Continued) - 5.7%
350	Assurant, Inc.	$ 27,654
276	Berkshire Hathaway, Inc.	35,990
1,057	Brown & Brown, Inc.	32,735
137	Chubb Corp.	16,803
558	Cincinnati Financial Corp. ^	30,020
809	CNA Financial Corp.	28,258
171	HCC Insurance Holdings, Inc.	13,247
402	Lincoln National Corp.	19,079
868	Loews Corp.	31,370
36	Markel Corp. *	28,867
611	Marsh & McLennan Cos., Inc.	31,906
467	MetLife, Inc.	22,019
466	Principal Financial Group, Inc.	22,060
1,024	Progressive Corp.	31,375
319	Reinsurance Group of America	28,898
89	StanCorp Financial Group, Inc.	10,164
537	Torchmark Corp.	30,287
301	Travelers Cos, Inc.	29,959
611	Voya Financial, Inc.^	23,688
515	WR Berkley Corp.	28,001
		726,644
	INTERNET - 1.6%
27	Alphabet, Inc.	17,236
594	CDW Corp.	24,271
882	eBay, Inc.	21,556
119	Expedia, Inc.	14,004
168	F5 Networks, Inc. * ^	19,454
227	Facebook, Inc. - Cl. A *	20,407
106	Netflix, Inc. *	10,946
16	Priceline Group, Inc. *^	19,790
996	Symantec Corp.	19,392
180	TripAdvisor, Inc. *	11,344
388	VeriSign, Inc. * ^	27,377
		205,777
	INVESTMENT COMPANIES - 0.3%
2,233	Ares Capital Corp. ^	32,334

	IRON/STEEL - 0.2%
468	Nucor Corp.	17,573

	LEISURE TIME - 0.4%
347	Harley-Davidson, Inc. ^	19,050
156	Polaris Industries, Inc. ^	18,700
187	Royal Caribbean Cruises Ltd.^	16,660
		54,410
	LODGING - 0.9%
893	Hilton Worldwide Holdings, Inc. *^	20,485
468	Hyatt Hotels Corp. - Cl. A * ^	22,043
333	Las Vegas Sands Corp. ^	12,644
301	Marriott International, Inc.	20,528
274	Starwood Hotels & Resorts Worldwide, Inc.	18,216
310	Wyndham Worldwide Corp.	22,289
		116,205
	MACHINERY-CONSTRUCTION & MINING - 0.2%
305	Caterpillar, Inc.	19,935

	MACHINERY-DIVERSIFIED - 1.7%
214	Cummins, Inc. ^	23,236
316	Deere & Co. ^	23,384
487	Flowserve Corp.	20,035
448	IDEX Corp.	31,942
193	Middleby Corp. *	20,302
220	Rockwell Automation, Inc.	22,323
177	Roper Industries, Inc. ^	27,736
244	Wabtec Corp.^	21,484
831	Xylem, Inc.	27,298
		217,740
	MEDIA - 2.6%
266	AMC Networks, Inc. *	19,463
497	Cablevision Systems Corp.^	16,138

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares		Value
	MEDIA (Continued) - 2.6%
514	CBS Corp.	$ 20,509
439	Comcast Corp.	24,970
609	Discovery Communications, Inc. *	15,852
373	DISH Network Corp. *	21,761
187	FactSet Research Systems, Inc.	29,884
343	MSG Networks, Inc.	24,744
438	Scripps Networks Interactive, Inc. ^	21,545
7,126	Sirius XM Holdings, Inc. * ^	26,651
762	TEGNA, Inc.	17,061
115	Time Warner Cable, Inc. ^	20,628
326	Time Warner, Inc.	22,413
808	Twenty-First Century Fox, Inc.^	21,800
220	Walt Disney Co. ^	22,484
		325,903
	METAL FABRICATE/HARDWARE - 0.1%
71	Precision Castparts Corp.	16,309

	MINING - 0.2%
1601	Alcoa, Inc.	15,466
776	Newmont Mining Corp.	12,470
		27,936
	MISCELLANEOUS MANUFACTURING - 2.0%
217	3M Co. ^	30,764
306	AO Smith Corp.	19,948
252	Carlisle Cos, Inc.	22,020
547	Colfax Corp. * ^	16,361
359	Dover Corp.	20,528
412	Eaton Corp.	21,136
512	Hexcel Corp.	22,968
353	Illinois Tool Works, Inc. ^	29,055
482	Ingersoll-Rand PLC	24,471
233	Parker Hannifin Corp.	22,671
545	Textron, Inc.	20,514
		250,436
	OFFICE/BUSINESS EQUIPMENT - 0.2%
1,892	Xerox Corp. ^	18,409

	OIL & GAS - 1.0%
274	Chevron Corp.	21,613
344	Exxon Mobil Corp. ^	25,576
250	Helmerich & Payne, Inc. ^	11,815
319	Marathon Petroleum Corp.	14,779
219	Phillips 66	16,828
149	Tesoro Corp.	14,489
267	Valero Energy Corp.	16,047
		121,147
	OIL & GAS SERVICES - 0.4%
145	Cameron International Corp. *	8,891
423	FMC Technologies, Inc. *	13,113
400	National Oilwell Varco, Inc. ^	15,060
282	Schlumberger Ltd.	19,450
		56,514
	PACKAGING & CONTAINERS - 0.6%
337	Ball Corp.	20,961
453	Crown Holdings, Inc. *	20,725
285	Packaging Corp. of America	17,146
398	Sealed Air Corp.	18,658
		77,490
	PHARMACEUTICALS - 2.3%
590	Abbott Laboratories ^	23,730
325	Cardinal Health, Inc.^	24,967
278	Eli Lilly & Co.	23,266
287	Express Scripts Holding Co. * ^	23,236
161	Herbalife Ltd.	8,775
336	Johnson & Johnson ^	31,366
135	McKesson Corp.	24,979
375	Mead Johnson Nutrition Co. - Cl. A	26,400
467	Merck & Co., Inc.	23,065
262	Mylan, Inc. * ^	10,548
941	Pfizer, Inc.	29,557
361	Quintiles Transnational Holdings, Inc. *	25,115

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares		Value
	PHARMACEUTICALS (Continued) - 2.3%
375	VCA, Inc.	$ 19,744
		294,748
	PIPELINES - 0.6%
847	Kinder Morgan, Inc.	23,445
395	ONEOK, Inc.	12,719
613	Plains GP Holdings LP	10,728
791	Spectra Energy Corp.	20,780
282	Williams Cos., Inc.	10,392
		78,064
	REAL ESTATE - 0.3%
693	CBRE Group, Inc. - Cl. A *	22,176
134	Jones Lang LaSalle, Inc.	19,265
		41,441
	RETAIL - 6.7%
120	Advance Auto Parts, Inc. ^	22,744
407	AutoNation, Inc. *	23,679
42	AutoZone, Inc. *	30,401
378	Bed Bath & Beyond, Inc. * ^	21,554
389	Best Buy Co., Inc.	14,440
359	CarMax, Inc. * ^	21,296
29	Chipotle Mexican Grill, Inc. - Cl. A * ^	20,887
640	Coach, Inc.	18,515
948	Copart, Inc.	31,189
205	Costco Wholesale Corp.	29,637
322	CVS Caremark Corp.	31,067
384	Dick's Sporting Goods, Inc.	19,050
378	Dollar General Corp.	27,382
192	Domino's Pizza, Inc.^	20,719
494	Dunkin' Brands Group, Inc.	24,206
347	Foot Locker, Inc. ^	24,974
376	GameStop Corp.^	15,495
788	Gap, Inc.	22,458
224	Home Depot, Inc.^	25,870
339	Kohl's Corp.	15,699
258	L Brands, Inc.	23,253
372	Lowe's Cos, Inc.	25,638
356	Macy's, Inc.	18,270
292	McDonald's Corp.	28,771
354	Nordstrom, Inc.	25,385
99	O'Reilly Automotive, Inc. * ^	24,750
106	Panera Bread Co.	20,501
368	Penske Automotive Group, Inc.	17,826
165	PVH Corp.^	16,820
1,933	Rite Aid Corp. *	11,733
436	Ross Stores, Inc.	21,133
416	Starbucks Corp.^	23,645
194	Tiffany & Co.	14,981
357	TJX Cos, Inc.	25,497
257	Tractor Supply Co.	21,670
163	Ulta Salon Cosmetics & Fragrance, Inc. *	26,626
442	Wal-Mart Stores, Inc.	28,659
309	Williams-Sonoma, Inc.	23,592
		860,012
	SAVINGS & LOANS - 1.0%
2,264	Hudson City Bancorp, Inc.	23,025
1,688	New York Community Bancorp, Inc. ^	30,485
1,969	People's United Financial, Inc.	30,972
2,122	TFS Financial Corp.^	36,604
		121,086
	SEMICONDUCTORS - 2.2%
258	Altera Corp.	12,921
309	Analog Devices, Inc.	17,431
1,205	Applied Materials, Inc.	17,701
346	Freescale Semiconductor Ltd.	12,657
706	Intel Corp. ^	21,279
193	IPG Photonics Corp. * ^	14,662
398	KLA-Tencor Corp.	19,900
267	Lam Research Corp.	17,443
560	Linear Technology Corp.	22,596
500	Microchip Technology, Inc. ^	21,545
630	Micron Technology, Inc. *	9,437

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares		Value
	SEMICONDUCTORS (Continued) - 2.2%
705	NVIDIA Corp.	$ 17,378
378	QUALCOMM, Inc.	20,310
162	Skyworks Solutions, Inc.	13,642
442	Texas Instruments, Inc. ^	21,888
514	Xilinx, Inc.	21,794
		282,584
	SHIPBUILDING - 0.1%
164	Huntington Ingalls Industries, Inc.	17,573

	SOFTWARE - 3.3%
305	Adobe Systems, Inc. *	25,077
306	Akamai Technologies, Inc. *	21,132
296	ANSYS, Inc. *	26,089
492	Broadridge Financial Solutions, Inc.	27,232
913	CA, Inc.	24,925
373	Cerner Corp. *	22,365
280	Citrix Systems, Inc. *	19,398
266	Electronic Arts, Inc.	18,021
345	Fidelity National Information Services, Inc.	23,143
324	Fiserv, Inc. *	28,062
427	MSCI, Inc. - Cl. A	25,389
702	Oracle Corp. ^	25,356
675	Paychex, Inc.	32,150
301	Red Hat, Inc. * ^	21,636
277	SS&C Technologies Holdings, Inc.	19,401
151	Tyler Technologies, Inc.	22,546
119	Ultimate Software Group, Inc.	21,302
251	Vmware, Inc. - Cl. A *	19,776
		423,000
	TELECOMMUNICATIONS - 0.7%
200	Arista Networks, Inc.^	12,238
789	CenturyLink, Inc. ^	19,820
868	Cisco Systems, Inc.	22,785
444	CommScope Holding Co., Inc.	13,333
364	Motorola Solutions, Inc.	24,890
		93,066
	TEXTILES - 0.2%
115	Mohawk Industries, Inc. * ^	20,906

	TOYS/GAMES/HOBBIES - 0.2%
260	Hasbro, Inc.	18,756

	TRANSPORTATION - 1.8%
303	CH Robinson Worldwide, Inc.	20,537
746	CSX Corp.	20,067
547	Expeditors International of Washington, Inc.	25,736
360	JB Hunt Transport Services, Inc.	25,704
206	Kansas City Southern	18,721
305	Norfolk Southern Corp.	23,302
367	Old Dominion Freight Line, Inc. * ^	22,387
277	Ryder System, Inc.	20,509
250	Union Pacific Corp. ^	22,102
263	United Parcel Service, Inc.^	25,955
		225,020
	TRUCKING & LEASING - 0.2%
68	AMERCO	26,756

	WATER - 0.2%
579	American Water Works Co., Inc.	31,891
1,070	Aqua America, Inc.	28,323
		60,214

	TOTAL COMMON STOCK (Cost - $11,300,054)	11,350,723

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUND - 6.2%
798,478	Invesco STIT - Liquid Assets Portfolio, Institutional Class, 0.16% **	798,478
	TOTAL SHORT TERM INVESTMENTS (Cost - $798,478)

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2015

Shares			Value

	COLLATERAL FOR SECURITIES LOANED - 26.6%
3,404,879	Mount Vernon Securities Lending Prime Portfolio, 0.24%		$ 3,404,879
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,404,879)

	TOTAL INVESTMENTS - 121.6% (Cost - $15,503,411) (a)		$ 15,554,080
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.6) %		(2,765,682)
	NET ASSETS - 100.0%		$ 12,788,398

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $3,358,430.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,503,193 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 884,027
	Unrealized depreciation		(879,589)
	Net unrealized appreciation		$ 4,438

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	SHORT FUTURES CONTRACTS - (0.4) %
	Equity Futures - (0.4) %
48	S&P E-Mini Future, December 2015	4,581,000	62,175
	TOTAL SHORT FUTURES CONTRACTS	$ 4,581,000	62,175

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 98.3%
	ADVERTISING - 0.8%
1,600	Dentsu, Inc.	$ 81,750
3,814	JCDecaux SA	137,874
1,921	Publicis Groupe SA	130,719
7,221	WPP PLC	150,164
		500,507
	AEROSPACE/DEFENSE - 0.9%
1,578	Airbus Group NV	93,169
24,695	BAE Systems PLC	167,453
6,907	Finmeccanica SpA *	86,247
1,947	Thales SA	135,074
3,487	Zodiac Aerospace	79,749
		561,692
	AGRICULTURE - 0.6%
2,882	British American Tobacco PLC	159,020
2,778	Imperial Tobacco Group PLC	143,604
3,087	Japan Tobacco, Inc.	95,228
		397,852
	AIRLINES - 0.8%
64,000	Cathay Pacific Airways Ltd.	119,907
3,901	easyJet PLC	104,993
3,200	Japan Airlines Co., Ltd.	112,606
20,800	Singapore Airlines Ltd.	156,534
		494,040
	APPAREL - 1.3%
6,142	Burberry Group PLC	127,260
644	Christian Dior SA	120,049
4,600	Gildan Activewear, Inc.	138,223
334	Hermes International	121,131
610	LVMH Moet Hennessy Louis Vuitton SA	103,602
1,591	Michael Kors Holdings Ltd. *	67,204
30,290	Prada SPA	116,079
		793,548
	AUTO MANUFACTURERS - 2.1%
1,104	Bayerische Motoren Werke AG	97,595
1,352	Daimler AG	97,839
6,630	Fiat Chrysler Automobiles NV * ^	87,582
2,965	Fuji Heavy Industries Ltd.	106,020
3,743	Honda Motor Co., Ltd.	110,590
9,865	Isuzu Motors Ltd.	98,419
6,500	Mazda Motor Corp.	102,020
14,000	Mitsubishi Motors Corp.	106,595
12,749	Nissan Motor Co., Ltd.	116,442
1,018	Renault SA	72,703
2,905	Suzuki Motor Corp.	88,814
2,287	Toyota Motor Corp.	133,100
555	Volkswagen AG	64,998
		1,282,717
	AUTO PARTS & EQUIPMENT - 2.5%
3,126	Aisin Seiki Co., Ltd.	104,391
1,345	Autoliv, Inc. ^	146,618
3,558	Bridgestone Corp.	122,561
1,335	Cie Generale des Etablissements Michelin	121,293
461	Continental AG	97,793
1,675	Delphi Automotive PLC	127,367
2,786	Denso Corp.	117,134
2,400	Magna International, Inc.	114,602
5,000	NGK Insulators Ltd.	95,049
11,199	Pirelli & C. SPA	187,079
8,392	Sumitomo Electric Industries Ltd.	106,739
2,181	Toyota Industries Corp.	103,059
720	Valeo SA	97,016
		1,540,701
	BANKS - 9.2%
7,170	Australia & New Zealand Banking Group Ltd.	136,322
13,690	Banco Bilbao Vizcaya Argentaria SA	115,797
50,639	Banco de Sabadell SA	92,786
24,231	Banco Popular Espanol SA	88,121
16,116	Banco Santander SA	85,316
47,000	Bank of East Asia Ltd.	157,677
221,803	Bank of Ireland *	86,010

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	BANKS (Continued) - 9.2%
3,700	Bank of Montreal	$ 200,885
4,300	Bank of Nova Scotia	188,712
18,000	Bank of Yokohama Ltd.	108,814
93,024	Bankia SA	120,207
1,724	BNP Paribas SA	100,923
34,500	BOC Hong Kong Holdings Ltd.	101,274
27,660	CaixaBank SA	106,332
2,600	Canadian Imperial Bank of Commerce/Canada	186,102
62,000	CITIC Ltd.	112,800
2,931	Commonwealth Bank of Australia	149,647
7,468	Credit Agricole SA	85,460
3,636	Credit Suisse Group AG	87,151
14,533	DBS Group Holdings Ltd.	165,691
9,089	DNB ASA	117,992
18,486	HSBC Holdings PLC	139,631
25,146	Intesa Sanpaolo SpA	88,559
1,916	KBC Groep NV	120,523
9,707	Mediobanca SpA	95,214
16,284	Mitsubishi UFJ Financial Group, Inc.	97,394
60,752	Mizuho Financial Group, Inc.	113,054
7,251	National Australia Bank Ltd.	152,626
4,800	National Bank of Canada	152,648
16,906	Natixis SA	93,176
10,298	Nordea Bank AB	114,409
32,089	Oversea-Chinese Banking Corp Ltd.	198,384
24,031	Resona Holdings, Inc.	121,640
3,700	Royal Bank of Canada	203,673
12,171	Skandinaviska Enskilda Banken AB	129,632
2,163	Societe Generale SA	96,186
8,863	Standard Chartered PLC	86,020
2,894	Sumitomo Mitsui Financial Group, Inc.	109,014
29,084	Sumitomo Mitsui Trust Holdings, Inc.	106,206
9,026	Svenska Handelsbanken AB	129,004
6,432	Swedbank AB	141,766
5,100	Toronto-Dominion Bank	200,119
5,326	UBS Group AG	98,169
13,462	UniCredit SpA	83,674
13,167	United Overseas Bank Ltd.	171,788
6,390	Westpac Banking Corp.	133,247
		5,769,775
	BEVERAGES - 1.9%
1,137	Anheuser-Busch InBev SA/NV	120,432
4,300	Asahi Group Holdings Ltd.	138,930
5,083	Coca-Cola HBC AG	107,551
5,627	Diageo PLC	150,894
1,788	Heineken NV	144,135
9,300	Kirin Holdings Co. Ltd.	121,549
1,237	Pernod Ricard SA	124,482
2,834	SABMiller PLC	160,406
3,300	Suntory Beverage & Food Ltd.	126,319
		1,194,698
	BIOTECHNOLOGY - 0.3%
2,257	CSL Ltd.	141,350

	BUILDING MATERIALS - 1.2%
18,000	Asahi Glass Co Ltd.	104,742
2,474	Cie de Saint-Gobain	106,868
3,245	CRH PLC	85,568
2,100	Daikin Industries Ltd.	117,045
379	Geberit AG	115,473
1,946	LafargeHolcim Ltd.	101,669
35	Sika AG	107,783
		739,148
	CHEMICALS - 4.6%
1,300	Agrium, Inc.	115,987
1,106	Air Liquide SA	130,392
1,874	Akzo Nobel NV	121,268
15,578	Asahi Kasei Corp.	109,246
1,505	BASF SE	114,739
2,376	Brenntag AG	127,704
5,894	Clariant AG	98,987

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	CHEMICALS (Continued) - 4.6%
256	EMS-Chemie Holding AG	$ 104,996
3,504	Evonik Industries AG	116,971
77	Givaudan SA	124,905
24,129	Israel Chemicals Ltd.	124,107
3,221	Johnson Matthey PLC	119,426
1,774	K+S AG	59,240
828	Linde AG	133,929
670	Lonza Group AG	87,633
1,565	Nitto Denko Corp.	93,093
2,530	Novozymes A/S	110,089
2,510	OCI NV *	64,085
6,100	Potash Corp of Saskatchewan, Inc.	124,821
2,398	Shin-Etsu Chemical Co. Ltd.	122,423
1,091	Solvay SA	111,056
18,000	Sumitomo Chemical Co. Ltd.	90,466
2,144	Symrise AG	128,692
218	Syngenta AG	69,632
14,838	Toray Industries, Inc.	127,655
2,719	Yara International ASA	108,252
		2,839,794
	COMMERCIAL SERVICES - 3.9%
1,469	Adecco SA	107,119
7,423	Ashtead Group PLC	104,559
4,591	Atlantia SpA	128,026
8,822	Babcock International Group PLC	121,926
21,877	Brambles Ltd.	149,605
7,017	Bunzl PLC	188,115
6,565	Bureau Veritas SA	137,983
8,176	Capita PLC	148,353
8,810	Experian PLC	141,176
45,152	G4S PLC	157,769
2,878	Intertek Group PLC	105,968
3,807	ISS A/S	126,135
1,768	Randstad Holding NV	104,979
4,100	Recruit Holdings Co. Ltd.	122,541
9,423	RELX NV	153,205
10,080	RELX PLC	172,824
2,200	Secom Co. Ltd.	131,673
75	SGS SA	130,488
		2,432,444
	COMPUTERS - 1.8%
1,620	Accenture PLC	159,181
1,667	AtoS	127,498
1,293	Cap Gemini SA	114,880
3,500	CGI Group, Inc. *	126,240
1,644	Gemalto NV	106,422
869	Ingenico S. A.	104,536
3,520	Nomura Research Institute Ltd.	134,446
2,700	NTT Data Corp.	135,473
1,500	TDK Corp.	84,280
		1,092,956
	COSMETICS/PERSONAL CARE - 1.4%
1,729	Beiersdorf AG	152,750
2,493	Kao Corp	112,453
778	L'Oreal SA	134,610
4,200	Shiseido Co Ltd	91,185
4,225	Svenska Cellulosa AB SCA	117,750
6,000	Unicharm Corp	105,894
3,974	Unilever PLC	161,671
		876,313
	DISTRIBUTION/WHOLESALE - 1.0%
14,000	Goldin Financial Holdings Ltd. *	29,806
8,912	ITOCHU Corp	93,562
6,571	Jardine Cycle & Carriage Ltd.	124,876
6,668	Mitsubishi Corp.	108,749
11,454	Mitsui & Co. Ltd.	128,186
4,958	Toyota Tsusho Corp.	104,019
		589,198
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
3,093	AerCap Holdings NV *	118,276

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 2.3%
19,000	Daiwa Securities Group, Inc.	$ 122,093
1,518	Deutsche Boerse AG	130,484
5,732	Hargreaves Lansdown PLC	104,788
2,910	Hong Kong Exchanges and Clearing Ltd.	66,386
6,200	Japan Exchange Group, Inc.	89,910
1,900	Julius Baer Group Ltd.	85,987
3,280	London Stock Exchange Group PLC	120,173
2,409	Macquarie Group Ltd.	129,660
20,869	Nomura Holdings, Inc.	119,886
7,440	ORIX Corp.	95,158
282	Partners Group Holding AG	95,313
2,896	Schroders PLC	123,035
		1,401,149
	ELECTRIC - 2.9%
36,000	China Resources Power Holdings Co. Ltd.	82,126
29,000	CLP Holdings Ltd.	247,529
34,955	EDP - Energias de Portugal SA	127,590
6,703	Electricite de France SA	117,920
7,083	Endesa SA	148,910
5,700	Fortis Inc.	162,304
7,323	Fortum OYJ	108,112
23,888	Iberdrola SA	158,527
17,500	Power Assets Holdings Ltd.	165,065
1,880	Red Electrica Corp SA	155,538
6,578	SSE PLC	149,047
31,985	Terna Rete Elettrica Nazionale SpA	155,118
		1,777,786
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
2,228	Legrand SA	117,934
1,400	Nidec Corp.	95,679
1,986	Schneider Electric SE	110,831
		324,444
	ELECTRONICS - 1.2%
3,002	Hoya Corp.	97,819
197	Keyence Corp.	87,497
2,280	Kyocera Corp.	103,931
600	Murata Manufacturing Co., Ltd.	76,991
3,400	Omron Corp.	101,762
3,078	Sensata Technologies Holding NV * ^	136,479
2,646	TE Connectivity Ltd.	158,469
		762,948
	ENERGY-ALTERNATE SOURCES - 0.1%
1,609	Vestas Wind Systems A/S	83,419

	ENGINEERING & CONSTRUCTION - 2.0%
3,767	ACS Actividades de Construccion y Servicios SA	108,011
1,357	Aeroports de Paris	153,472
2,121	Boskalis Westminster	92,495
1,631	Eiffage SA	100,648
6,360	Ferrovial SA	151,453
15,000	Shimizu Corp.	128,235
71,785	Singapore Technologies Engineering Ltd.	150,457
6,450	Skanska AB	126,017
21,000	Taisei Corp.	136,400
1,954	Vinci SA	123,654
		1,270,842
	ENTERTAINMENT - 0.1%
1,652	Oriental Land Co., Ltd.	91,979

	FOOD - 5.6%
5,000	Ajinomoto Co., Inc.	104,984
2,731	Associated British Foods PLC	138,155
3,981	Carrefour SA	117,457
2,125	Casino Guichard Perrachon SA	112,636
3	Chocoladefabriken Lindt & Spruengli AG	212,266
2,541	Chr Hansen Holding A/S	141,773
3,584	Colruyt SA	172,094
2,539	Danone SA	159,853
7,800	Empire Co Ltd.	159,724
2,100	George Weston Ltd.	169,128
4,249	ICA Gruppen AB	143,339

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	FOOD (Continued) - 5.6%
6,288	Jeronimo Martins SGPS SA	$ 84,517
2,165	Kerry Group PLC	161,480
6,201	Koninklijke Ahold NV	120,472
3,700	Loblaw Cos Ltd.	189,651
1,200	MEIJI Holdings Co. Ltd.	87,561
6,500	Metro, Inc.	176,307
2,130	Nestle SA	159,679
6,700	Saputo, Inc.	146,445
3,144	Seven & i Holdings Co. Ltd.	142,895
6,647	Wesfarmers Ltd.	183,034
156,000	WH Group Ltd. *	77,295
96,533	Wilmar International Ltd.	174,490
6,873	Woolworths Ltd.	119,866
1,763	Yakult Honsha Co.Ltd.	87,429
		3,542,530
	FOOD SERVICE - 0.5%
10,619	Compass Group PLC	169,360
2,062	Sodexo SA	170,273
		339,633
	FOREST PRODUCTS & PAPER - 0.3%
3,167	Smurfit Kappa Group PLC	84,853
6,170	UPM-Kymmene OYJ	92,260
		177,113
	GAS - 2.1%
18,000	Beijing Enterprises Holdings Ltd.	107,884
5,400	Canadian Utilities Ltd.	145,464
54,000	China Gas Holdings Ltd.	74,137
5,415	Enagas SA	154,811
7,491	Gas Natural SDG SA	145,701
122,440	Hong Kong & China Gas Co. Ltd.	229,397
13,053	National Grid PLC	181,667
39,000	Osaka Gas Co. Ltd.	147,495
26,454	Snam SPA	135,615
		1,322,171
	HAND/MACHINE TOOLS - 0.8%
1,700.00	Makita Corp.	89,840
10,539.00	Sandvik AB	89,448
928.00	Schindler Holding AG	132,965
533.00	SMC Corp	115,940
27,500.00	Techtronic Industries Co. Ltd.	101,484
		529,677
	HEALTHCARE-PRODUCTS - 1.3%
1,793	Coloplast A/S	126,778
979	Essilor International SA	118,970
5,432	QIAGEN NV *	140,146
7,581	Smith & Nephew PLC	132,390
873	Sonova Holding AG	112,040
1,800	Sysmex Corp	94,373
3,700	Terumo Corp	104,099
		828,796
	HEALTHCARE-SERVICES - 0.6%
1,657	Fresenius Medical Care AG & Co.	129,100
1,686	Fresenius SE & Co.	112,884
3,205	Ramsay Health Care Ltd.	131,571
		373,555
	HOLDING COMPANIES-DIVERSIFIED - 1.3%
20,371	Bollore SA	98,884
2,900	Jardine Matheson Holdings Ltd.	137,025
5,400	Jardine Strategic Holdings Ltd.	144,936
29,933	Keppel Corp Ltd.	142,739
15,500	Swire Pacific Ltd.	172,900
22,000	Wharf Holdings Ltd.	123,484
		819,968
	HOME BUILDERS - 1.1%
11,861	Barratt Developments PLC	115,782
2,027	Berkeley Group Holdings PLC	102,541
4,700	Daiwa House Industry Co. Ltd.	115,656
3,693	Persimmon PLC	112,316
8,597	Sekisui House Ltd.	133,857
38,827	Taylor Wimpey PLC	114,968
		695,120

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	HOME FURNISHINGS - 0.1%
3,166	Electrolux AB	$ 89,066
10,400	Panasonic Corp.	104,495
		193,561
	HOUSEHOLD PRODUCTS/WARES - 0.5%
1,879	Reckitt Benckiser Group PLC	170,386
807	Societe BIC SA	124,994
		295,380
	INSURANCE - 9.5%
1,942	ACE Ltd. ^	200,803
18,403	Aegon NV	105,452
4,433	Ageas	181,572
890	Allianz SE	139,289
31,651	AMP Ltd.	123,555
1,946	Aon PLC	172,435
6,657	Assicurazioni Generali SpA	121,531
18,462	Aviva PLC	126,391
4,562	AXA SA	110,138
18,200	China Taiping Insurance Holdings Co. Ltd. *	56,479
9,631	CNP Assurances	133,373
5,100	Dai-ichi Life Insurance Co. Ltd.	80,622
36,268	Direct Line Insurance Group PLC	205,938
11,163	Gjensidige Forsikring ASA	150,022
7,400	Great-West Lifeco, Inc.	176,485
1,397	Hannover Rueck SE	142,703
36,763	Insurance Australia Group Ltd.	124,927
3,000	Intact Financial Corp.	209,743
42,972	Legal & General Group PLC	154,968
10,000	Manulife Financial Corp.	153,972
44,838	Mapfre SA	116,831
952	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	177,145
5,404	NN Group NV	154,497
40,736	Old Mutual PLC	116,672
7,700	Power Corp of Canada	158,940
7,300	Power Financial Corp.	166,639
6,384	Prudential PLC	134,740
12,741	QBE Insurance Group, Ltd.	115,307
13,993	RSA Insurance Group PLC	85,347
3,015	Sampo Oyj	145,613
2,800	Sompo Japan Nipponkoa Holdings, Inc.	80,788
6,500	Sony Financial Holdings, Inc.	106,253
8,355	St James's Place PLC	107,563
21,485	Standard Life PLC	126,195
4,500	Sun Life Financial, Inc.	144,483
18,923	Suncorp Group Ltd.	161,954
587	Swiss Life Holding AG	130,605
2,057	Swiss Re AG	175,996
7,100	T&D Holdings, Inc.	83,252
4,847	Talanx AG	144,008
2,700	Tokio Marine Holdings, Inc.	100,129
5,472	XL Group PLC	198,743
533	Zurich Insurance Group AG	130,482
		5,932,580
	INTERNET - 0.8%
467	Iliad SA	94,063
4,800	M3, Inc.	94,854
6,700	Rakuten, Inc.	85,246
2,179	United Internet AG	110,064
24,600	Yahoo Japan Corp	93,241
		477,468
	INVESTMENT COMPANIES - 0.5%
2,512	EXOR SpA	109,266
2,319	Groupe Bruxelles Lambert SA	174,442
		283,708
	IRON/STEEL - 0.4%
5,800	JFE Holdings, Inc.	75,660
5,600	Nippon Steel & Sumitomo Metal Corp.	101,383
2,584	voestalpine AG	88,523
		265,566
	LEISURE TIME - 0.2%
840	Shimano, Inc.	117,395

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	LODGING - 0.7%
2,414	Accor SA	$ 112,492
21,000	Galaxy Entertainment Group Ltd.	53,381
3,748	InterContinental Hotels Group PLC	129,656
2,451	Whitbread PLC	173,289
		468,818
	MACHINERY-CONSTRUCTION & MINING - 0.9%
7,034	ABB Ltd.	123,964
4,098	Atlas Copco AB	98,237
22,699	Hitachi Ltd.	113,874
7,168	Komatsu Ltd.	104,875
13,266	Mitsubishi Electric Corp.	120,721
		561,671
	MACHINERY-DIVERSIFIED - 1.0%
14,232	CNH Industrial NV ^	92,793
530	FANUC Corp.	81,040
3,441	Hexagon AB	104,719
2,803	Kone OYJ	106,348
7,105	Kubota Corp.	97,013
27,000	Mitsubishi Heavy Industries Ltd.	120,010
		601,923
	MEDIA - 1.9%
35,501	ITV PLC	132,274
1,357	Kabel Deutschland Holding AG *	176,413
2,310	ProSiebenSat.1 Media SE	113,008
11,300	Shaw Communications, Inc.	217,823
9,947	Sky PLC	157,286
2,572	Telenet Group Holding NV *	147,150
5,986	Vivendi SA	141,144
4,116	Wolters Kluwer NV	126,355
		1,211,453
	METAL FABRICATE/HARDWARE - 0.3%
6,500	Assa Abloy AB	116,146
5,273	SKF AB	96,610
		212,756
	MINING - 0.4%
2,000	Franco-Nevada Corp	87,743
9,878	Newcrest Mining Ltd. *	88,079
2,953	Rio Tinto PLC	98,845
		274,667
	MISCELLANEOUS MANUFACTURING - 1.1%
6,745	Alfa Laval AB	110,072
3,247	FUJIFILM Holdings Corp.	120,793
1,467	Siemens AG	130,864
7,494	Smiths Group PLC	114,072
31,000	Toshiba Corp. *	77,746
3,088	Wartsila OYJ Abp	122,226
		675,773
	OFFICE/BUSINESS EQUIPMENT - 0.4%
5,116	Canon, Inc.	147,526
12,100	Ricoh Co., Ltd.	121,677
		269,203
	OIL & GAS - 0.7%
1,775	DCC PLC	134,125
3,700	Imperial Oil Ltd.	116,700
16,228	Oil Search Ltd.	81,693
5,534	Woodside Petroleum Ltd.	112,405
		444,923
	PACKAGING & CONTAINERS - 0.2%
14,859	Amcor Ltd/Australia	137,396

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	PHARMACEUTICALS - 3.4%
703	Actelion Ltd.	$ 88,999
9,000	Astellas Pharma, Inc.	116,088
805	Bayer AG	102,810
2,675	Chugai Pharmaceutical Co. Ltd.	81,849
6,200	Daiichi Sankyo Co. Ltd.	107,146
1,169	Eisai Co. Ltd.	68,610
98	Galenica AG	124,468
7,583	GlaxoSmithKline PLC	145,403
3,122	Grifols SA	128,536
666	Jazz Pharmaceuticals PLC *	88,451
6,000	Kyowa Hakko Kirin Co. Ltd.	89,063
1,323	Merck KGaA	116,763
1,270	Novartis AG	116,199
2,018	Novo Nordisk A/S	108,125
3,224	Otsuka Holdings Co. Ltd.	102,496
461	Roche Holding AG	121,254
1,219	Sanofi	115,474
1,537	Shire PLC	104,850
1,883	Teva Pharmaceutical Industries Ltd.	107,747
1,553	UCB SA	121,050
		2,155,381
	PIPELINES - 0.6%
5,500	Inter Pipeline Ltd.	101,015
4,400	Pembina Pipeline Corp.	105,396
4,700	TransCanada Corp.	147,960
		354,371
	REAL ESTATE - 2.5%
4,900	Brookfield Asset Management, Inc.	153,488
71,451	CapitaLand Ltd.	134,680
26,000	China Overseas Land & Investment Ltd.	78,503
1,374	Daito Trust Construction Co. Ltd.	139,086
88,574	Global Logistic Properties Ltd.	127,086
18,900	Hongkong Land Holdings Ltd.	124,929
4,772	Mitsui Fudosan Co. Ltd.	129,997
133,000	New World Development Co. Ltd.	128,710
82,000	Sino Land Co. Ltd.	124,217
3,564	Sumitomo Realty & Development Co. Ltd.	112,800
46,400	Swire Properties Ltd.	128,124
3,280	Vonovia SE	105,211
25,000	Wheelock & Co. Ltd.	108,065
		1,594,896
	RETAIL - 4.0%
7,600	Aeon Co. Ltd.	117,699
2,400	Alimentation Couche-Tard, Inc.	109,875
1,700	Canadian Tire Corp. Ltd.	152,245
111,200	Chow Tai Fook Jewellery Group Ltd.	93,265
1,319	Cie Financiere Richemont SA	102,188
2,700	Dollarama, Inc.	181,537
3,903	Hennes & Mauritz AB	142,228
1,133	HUGO BOSS AG	126,937
3,682	Industria de Diseno Textil SA	122,975
717	Kering	116,815
24,371	Kingfisher PLC	132,368
1,686	lululemon athletica, Inc. *	85,396
1,608	Luxottica Group SpA	111,251
18,161	Marks & Spencer Group PLC	137,808
1,502	Next PLC	173,122
1,200	Nitori Holdings Co. Ltd.	93,672
773	Pandora A/S	90,073
10,942	Sports Direct International PLC *	125,456
245	Swatch Group AG	90,518
4,847	Travis Perkins PLC	144,329
2,467	Zalando SE *	81,487
		2,531,244

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	SEMICONDUCTORS - 0.9%
7,258	ARM Holdings PLC	$ 104,158
1,032	ASML Holding NV	90,010
660	Avago Technologies Ltd. ^	82,507
82,000	Hanergy Thin Film Power Group Ltd. *	3,915
10,070	Infineon Technologies AG	112,989
15,000	Renesas Electronics Corp. *	79,020
1,500	Tokyo Electron Ltd.	70,304
		542,903
	SOFTWARE - 1.3%
3,308	Amadeus IT Holding SA	141,104
1,872	Check Point Software Technologies Ltd. * ^	148,506
300	Constellation Software, Inc.	125,181
1,887	Dassault Systemes	138,976
17,848	Sage Group PLC	135,001
2,143	SAP SE	138,580
		827,348
	TELECOMMUNICATIONS - 5.0%
4,900	BCE, Inc.	199,655
22,222	BT Group PLC	141,227
8,500	China Mobile Ltd.	100,684
64,000	China Unicom Hong Kong Ltd.	81,012
5,181	Eutelsat Communications SA	158,413
9,470	Inmarsat PLC	140,851
4,601	KDDI Corp.	102,445
3,212	Nippon Telegraph & Telephone Corp.	112,037
13,846	Nokia OYJ	94,327
6,200	NTT DOCOMO, Inc.	103,161
6,218	Orange SA	93,811
3,854	Proximus	132,719
5,400	Rogers Communications, Inc.	185,223
65,769	Singapore Telecommunications Ltd.	166,527
2,675	SoftBank Group Corp	122,316
307	Swisscom AG	152,762
11,719	Telefonaktiebolaget LM Ericsson	114,829
10,643	Telefonica SA	128,623
6,796	Telenor ASA	126,639
28,168	TeliaSonera AB	151,232
48,375	Telstra Corp Ltd.	190,539
6,100	TELUS Corp.	191,350
39,796	Vodafone Group PLC	125,643
		3,116,025
	TRANSPORTATION - 3.0%
67	AP Moeller - Maersk A/S	102,926
38,819	Aurizon Holdings Ltd.	136,547
2,900	Canadian National Railway Co.	163,940
900	Canadian Pacific Railway Ltd.	128,598
588	Central Japan Railway Co.	94,376
4,828	Deutsche Post AG	133,477
4,074	DSV A/S	151,923
10,780	Groupe Eurotunnel SE	146,398
23,000	Hankyu Hanshin Holdings, Inc.	140,174
1,218	Kuehne + Nagel International AG	156,068
37,000	MTR Corp Ltd.	160,413
17,109	Royal Mail PLC	118,890
4,600	Seibu Holdings, Inc.	92,822
18,949	Tokyu Corp.	138,424
		1,864,976
	WATER - 1.0%
64,000	Guangdong Investment Ltd.	95,133
5,193	Severn Trent PLC	171,778
5,229	Suez Environment Co.	93,536
11,195	United Utilities Group PLC	156,842
5,519	Veolia Environnement SA	125,821
		643,110

	TOTAL COMMON STOCK (Cost - $67,921,467)	61,642,358

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares			Value
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
708,352	Invesco STIT - Liquid Assets Portfolio, Institutional Class, 0.16% **		$ 708,352
	TOTAL SHORT-TERM INVESTMENTS (Cost - $708,352)

	COLLATERAL FOR SECURITIES LOANED - 1.3%
848,309	Mount Vernon Securities Lending Prime Portfolio, 0.24%		848,309
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $848,309)

	TOTAL INVESTMENTS - 100.7% (Cost- $69,478,128) (a)		$ 63,199,019
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %		(458,739)
	NET ASSETS - 100.0%		$ 62,740,280

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $840,491.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,574,223 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,614,079
	Unrealized depreciation		(7,989,283)
	Net unrealized depreciation		$ (6,375,204)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.0) %
	Equity Futures - (0.0) %
12	MSCI EAFE Index Mini, December 2015	$ 989,700	$ (1,505)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	19.1%
	Britain	14.2%
	Canada	10.1%
	France	9.2%
	Switzerland	6.4%
	Germany	5.8%
	Hong Kong	5.7%
	Australia	4.3%
	Spain	3.6%
	Sweden	3.5%
	Other Countries	18.1%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	MUTUAL FUND - 4.0%
	DEBT FUND - 4.0%
29,716	Compass EMP Ultra Short-Term Fixed Income Fund +	$ 297,156
	TOTAL MUTUAL FUND (Cost - $297,156)

Par Value
	SHORT-TERM INVESTMENTS - 88.0%
	COMMERCIAL PAPER- 67.4%
$ 350,000	Aon Corp., 10/28/2015	349,869
300,000	Campbells Soup Co., 11/02/2015	299,880
350,000	Coca-Cola Company, 6/6/2016	348,841
300,000	Enbridge, Inc., 10/09/2015	299,957
400,000	Ford Motor Credit Co., 1/4/2016	399,390
350,000	Hewlett-Packard, 10/13/2015	349,985
350,000	JP Morgan Securities LLC, 6/27/2016	348,577
250,000	Rockwell Collins, Inc., 10/26/2015	249,918
250,000	Tate & Lyle International, 11/13/2015	249,836
300,000	Telus Corp., 10/01/2015	300,000
400,000	Thermo Fisher Scientific, Inc., 10/27/2015	399,864
350,000	Thor, 10/07/2015	349,963
350,000	Torchmark Corp., 7/25/2016	347,682
400,000	Vodaphone, 3/28/2016	398,400
250,000	WPP LLC, 10/26/2015	249,909
	TOTAL COMMERCIAL PAPER (Cost - $4,940,288)	4,942,071
Shares
	MONEY MARKET FUNDS - 20.6%
1,381,917	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.16% *	1,381,917
131,981	Fidelity Institutional Money Market, 0.08% *	131,981
	TOTAL MONEY MARKET FUNDS - (Cost - $1,513,898)	1,513,898

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,454,186)	6,455,969

	TOTAL INVESTMENTS - 92.0% (Cost - $6,751,342) (a)	$ 6,753,125
	OTHER ASSETS LESS LIABILITIES - 8.0%	585,901
	NET ASSETS - 100.0%	$ 7,339,026

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,751,342 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,783
	Unrealized depreciation	-
	Net unrealized appreciation	$ 1,783

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - (2.8)%
	Commodity Futures - (2.8) %
13	Cocoa, December 2015	$ 404,820	$ 4,810
4	Coffee, December 2015	182,025	(25,594)
5	Copper Future, December 2015	292,625	(1,822)
15	Corn Future, December 2015	290,813	7,088
11	Cotton, December 2015	332,420	(26,602)
3	Crude Oil Future, November 2015	135,270	(2,775)
3	Gasoline RBOB, November 2015	172,204	1,928
4	Gold, December 2015	446,080	(17,980)

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)

	Commodity Futures - (2.8)% (Continued)
9	Lean Hogs, December 2015	$ 240,210	$ 12,165
7	Live Cattle, December 2015	366,590	(35,628)
9	LME Aluminum, December 2015	353,925	(6,750)
7	LME Zinc Future, December 2015	295,356	(27,269)
6	Natural Gas Future, November 2015	151,440	(15,660)
2	NY Harbor ULSD Futures, November 2015	129,142	(5,426)
3	Silver, December 2015	217,770	(10,510)
7	Soybean Future, November 2015	312,200	(8,375)
9	Soybean Meal, December 2015	278,100	9,534
19	Soybean Oil Future, December 2015	311,676	(69,906)
9	Wheat Future, December 2015	230,737	1,125
20	World Sugar #11, March 2016	288,512	13,091
	TOTAL LONG FUTURES CONTRACTS	$ 5,431,915	$ (204,556)

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	MUTUAL FUNDS - 4.1%
	DEBT FUND - 4.1%
38,645	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$ 386,447
	TOTAL MUTUAL FUNDS (Cost - $386,447)

Par Value	BONDS & NOTES - 7.0%
	BANKS - 4.3%
$ 250,000	Bank of America Corp., 1.50%, 10/9/15	250,021
150,000	Capital One Financial Corp., 1.00%, 11/6/15	150,039
		400,060
	INSURANCE - 2.7%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A	252,440

	TOTAL BONDS & NOTES (Cost- $652,439)	652,500

	SHORT-TERM INVESTMENTS - 77.9%
	COMMERCIAL PAPER - 67.4%
250,000	Campbells Soup Co., 11/02/2015	249,900
400,000	Catholic Health Initiative, 11/19/2015	399,766
400,000	Crane, 10/20/2015	399,905
400,000	Edison International, 11/02/2015	399,858
400,000	Enbridge, Inc., 10/09/2015	399,942
400,000	Encana Corp., 10/28/2015	399,811
250,000	Hewlett-Packard, 10/13/2015	249,989
300,000	Laclede Gas Co., 10/08/2015	299,974
400,000	Monsanto, 11/17/2015	399,744
350,000	Rockwell Collins, Inc., 10/26/2015	349,886
400,000	Tate & Lyle International, 11/13/2015	399,737
250,000	Telus Corp., 10/01/2015	250,000
250,000	Thermo Fisher Scientific, Inc., 10/27/2015	249,915
400,000	TJX Companies, Inc., 12/15/2015	399,796
350,000	Torchmark Corp., 7/25/2016	347,682
425,000	VF Corporation, 11/03/2015	424,844
300,000	Vodaphone, 3/28/2016	298,800
400,000	WPP LLC, 10/26/2015	399,856
	TOTAL COMMERCIAL PAPER (Cost - $6,319,031)	6,319,405
Shares
	MONEY MARKET FUND - 10.5%
809,872	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% *	809,872
177,305	Fidelity Institutional Money Market, 0.00% *	177,305
	TOTAL MONEY MARKET FUNDS - (Cost - $987,177)	987,177

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,306,208)	7,306,582

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

			Value

	TOTAL INVESTMENTS - 89.0% (Cost - $8,345,094) (a)		$ 8,345,529
	OTHER ASSETS LESS LIABILITIES - 11.0%		1,036,513
	NET ASSETS - 100.0%		$ 9,382,042

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
LLC - Limited liability company.
144A - Security exempt from registration under Rule 114A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,345,095 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 434
	Unrealized depreciation		-
	Net unrealized appreciation		$ 434

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (3.3) %
	Commodity Futures - (3.3) %
21	Cocoa, December 2015	$ 653,940	$ 12,620
8	Coffee, December 2015	364,050	(39,131)
9	Copper Future, December 2015	526,725	(4,081)
26	Corn Future, December 2015	504,075	10,738
19	Cotton, December 2015	574,180	(42,528)
6	Crude Oil Future, November 2015	270,540	(1,045)
5	Gasoline RBOB, November 2015	287,007	5,930
7	Gold, December 2015	780,640	(31,030)
14	Lean Hogs, December 2015	373,660	19,575
13	Live Cattle, December 2015	680,810	(66,403)
15	LME Aluminum, December 2015	589,875	(9,675)
12	LME Zinc Future, December 2015	506,325	(46,662)
9	Natural Gas Future, November 2015	100,960	(22,280)
4	NY Harbor ULSD Futures, November 2015	322,854	(5,687)
5	Silver, December 2015	362,950	(12,830)
12	Soybean Future, November 2015	535,200	(12,313)
15	Soybean Meal, December 2015	463,500	17,004
32	Soybean Oil Future, December 2015	524,928	(108,486)
16	Wheat Future, December 2015	410,200	2,638
34	World Sugar #11, March 2016	490,470	21,819
	TOTAL LONG FUTURES CONTRACTS	$ 9,322,889	$ (311,827)

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares			Value
		COMMON STOCK - 80.6%
		ADVERTISING - 0.3%
2,092		Omnicom Group, Inc.	$ 137,863

		AEROSPACE/DEFENSE - 0.8%
19,155		BAE Systems PLC	129,974
701		Lockheed Martin Corp. ^	145,324
1,455		National Presto Industries, Inc.	122,598
			397,896
		AGRICULTURE - 1.8%
2,353		Altria Group, Inc.	128,003
10,300		British American Tobacco Malaysia Bhd	141,455
2,198		British American Tobacco PLC	121,408
88,500		HAP Seng Consolidated Bhd	111,759
1,516		Philip Morris International, Inc. ^	120,264
2,540		Reynolds American, Inc.	112,446
7,059		Vector Group Ltd. ^	159,604
			894,939
		AUTO MANUFACTURERS - 1.7%
76,500		BAIC Motor Corp. Ltd. *	67,282
834		Bayerische Motoren Werke AG	72,663
8,243		Ford Motor Co.	111,858
3,271		General Motors Co.	98,195
61,500		Great Wall Motor Co., Ltd.	68,621
1,826		PACCAR, Inc. ^	95,262
16,566		Tofas Turk Otomobil Fabrikasi AS	98,272
79,300		UMW Holdings Bhd	135,617
16,000		Yulon Nissan Motor Co., Ltd.	120,667
			868,437
		AUTO PARTS & EQUIPMENT - 0.4%
103,000		Cheng Shin Rubber Industry Co., Ltd.	169,040

		BANKS - 6.8%
41,511		Abu Dhabi Commercial Bank PJSC	86,783
5,373		Australia & New Zealand Banking Group Ltd.	102,686
0	#	Banco de Credito e Inversiones	12
15,400		Banco do Brasil SA	58,369
3,438,733		Banco Santander Chile	155,548
12,024		Banco Santander SA	63,851
215,000		Bank of China Ltd.	92,716
120,000		Bank of Communications Co., Ltd.	83,646
2,965		Bank Pekao SA	120,381
9,319		Barclays Africa Group Ltd.	114,818
178		CaixaBank SA	686
161,000		China Construction Bank Corp.	107,441
119,000		Chongqing Rural Commercial Bank Co., Ltd.	67,658
3,929		Columbia Banking System, Inc.	122,624
9,491		Commercial Bank QSC	147,222
2,218		Commonwealth Bank of Australia	113,879
55,573		Dubai Islamic Bank PJSC	101,731
33,979		First Gulf Bank PJSC	129,244
9,900		FNB Corp./PA	128,205
3,994		Glacier Bancorp, Inc.	105,402
14,380		HSBC Holdings PLC	108,600
224,000		Huishang Bank Corp. Ltd.	97,982
566		Komercni banka as	122,574
82,400		Malayan Banking Bhd	160,778
5,423		National Australia Bank Ltd.	114,799
12,622		Natixis SA	69,792
7,774		Nordea Bank AB	86,534
1,568		Park National Corp. ^	141,465
6,674		Standard Chartered PLC	64,840
4,839		Swedbank AB	106,797
5,393		Trustmark Corp.	124,956
16,465		Valley National Bancorp	162,016
4,810		Westpac Banking Corp.	101,072
12,187		Woori Bank	96,847
			3,461,954
		BEVERAGES - 0.3%
4,373		Coca-Cola Co. ^	175,445

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value
	BIOTECHNOLOGY - 0.2%
18,061	PDL BioPharma, Inc. ^	$ 90,847

	BUILDING MATERIALS - 1.4%
181,000	Asia Cement Corp.	177,195
120,000	China National Building Material Co., Ltd.	69,530
2,009	Drew Industries, Inc.	109,711
70,400	Indocement Tunggal Prakarsa Tbk PT	79,255
14,200	Siam City Cement PCL	132,864
130,000	Taiwan Cement Corp.	131,903
		700,458
	CHEMICALS - 1.8%
1,150	BASF SE	87,838
2,115	Dow Chemical Co. ^	89,676
2,027	EI du Pont de Nemours & Co.	97,701
3,092	Industries Qatar QSC	104,673
2,381	Innophos Holdings, Inc.	94,383
18,491	Israel Chemicals Ltd.	95,142
877	LyondellBasell Industries NV ^	73,107
4,238	Olin Corp. ^	71,241
4,700	Potash Corp of Saskatchewan, Inc.	96,174
2,061	Yara International ASA	82,083
		892,018
	COAL - 0.2%
54,000	China Shenhua Energy Co., Ltd.	82,938

	COMMERCIAL SERVICES - 2.0%
60,000	Anhui Expressway Co., Ltd.	49,069
1,793	Capella Education Co.	88,789
23,300	CCR SA	71,448
1,940	Insperity, Inc.	85,224
82,000	Jiangsu Expressway Co., Ltd.	105,038
4,384	McGrath RentCorp ^	117,009
2,230	Nutrisystem, Inc.	59,140
2,736	Rent-A-Center, Inc. ^	66,348
6,597	Resources Connection, Inc.	99,417
57	SGS SA	99,347
5,092	Western Union Co. ^	93,489
64,000	Zhejiang Expressway Co., Ltd.	69,910
		1,004,228
	COMPUTERS - 1.6%
11,000	Asustek Computer, Inc.	94,393
137,000	Compal Electronics, Inc.	77,669
191,000	Innolux Corp.	59,701
783	International Business Machines Corp. ^	113,511
80,000	Lenovo Group, Ltd.	67,631
125,515	Lite-On Technology Corp.	115,409
65,000	Quanta Computer, Inc.	112,920
2,134	Science Applications International Corp.	85,808
1,583	Seagate Technology PLC ^	70,918
		797,960
	COSMETICS/PERSONAL CARE - 0.4%
14,200	Natura Cosmeticos SA	69,648
2,099	Procter & Gamble Co. ^	151,002
		220,650
	DISTRIBUTION/WHOLESALE - 0.4%
2,165	H&E Equipment Services, Inc.	36,199
4,900	Jardine Cycle & Carriage Ltd.	93,183
8,600	Mitsui & Co., Ltd.	96,809
		226,191
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
4,578	Aircastle Ltd. ^	94,352
350,000	China Development Financial Holding Corp.	94,234
1,294	CME Group, Inc. ^	120,005
4,074	Cohen & Steers, Inc.	111,831
60,000	Fubon Financial Holding Co. Ltd.	93,743
3,033	Greenhill & Co., Inc. ^	86,350
3,260	Invesco Ltd.	101,810
1,845	Macquarie Group Ltd.	100,018
6,878	Manning & Napier Inc. ^	50,622
190,000	Mega Financial Holding Co., Ltd.	131,721
5,970	Navient Corp.	67,103
1,896	T Rowe Price Group Inc.	131,772
		1,183,561

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	ELECTRIC - 11.3%
2,750	ALLETE, Inc.	$ 138,846
2,104	Alliant Energy Corp. ^	123,063
2,927	Ameren Corp. ^	123,724
2,146	American Electric Power Co., Inc.	122,022
4,317	Avista Corp.	143,540
6,437	CEZ AS	133,778
28,000	China Resources Power Holdings Co., Ltd.	64,285
22,500	CLP Holdings Ltd.	192,353
3,234	CMS Energy Corp. ^	114,225
1,943	Consolidated Edison, Inc. ^	129,890
1,844	Dominion Resources, Inc. ^	129,781
1,492	DTE Energy Co.	119,912
1,720	Duke Energy Corp.	123,737
26,146	EDP - Energias de Portugal SA	95,658
3,695	El Paso Electric Co.	136,050
5,071	Electricite de France SA	89,421
5,550	Empire District Electric Co. ^	122,267
5,334	Endesa SA	112,335
20,701	Energa SA	91,776
1,775	Entergy Corp.	115,553
2,446	Eversource Energy	123,817
3,132	Exelon Corp. ^	93,020
4,200	Fortis Inc./Canada	119,593
5,489	Fortum OYJ	81,106
64,000	Huaneng Power International, Inc.	69,297
18,015	Iberdrola SA	119,877
2,213	IDACorp, Inc. ^	143,203
3,106	MGE Energy, Inc. ^	127,936
2,748	NorthWestern Corp. ^	147,925
4,128	OGE Energy Corp.	112,942
4,486	Otter Tail Corp.	116,905
3,870	Pepco Holdings, Inc.	93,731
2,294	PG&E Corp.	121,123
2,016	Pinnacle West Capital Corp.	129,306
4,624	PNM Resources, Inc.	129,703
13,500	Power Assets Holdings Ltd.	127,750
2,596	Public Service Enterprise Group, Inc. ^	109,447
113,700	Ratchaburi Electricity Generating Holding PCL	167,275
1,414	Red Electrica Corp. SA	117,255
2,128	SCANA Corp. ^	119,721
2,935	Southern Co.	131,195
5,060	SSE PLC	114,587
3,273	TECO Energy, Inc.	85,949
24,152	Terna Rete Elettrica Nazionale SpA	117,227
11,900	Tractebel Energia SA	101,070
1,894	UIL Holdings Corp.	95,211
2,247	WEC Energy Group, Inc. ^	117,338
3,207	Westar Energy, Inc.	123,277
3,549	Xcel Energy, Inc. ^	125,670
		5,804,672
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
2,525	Emerson Electric Co.	111,529

	ELECTRONICS - 0.4%
8,217	AVX Corp.	107,561
12,332	Vishay Intertechnology, Inc.	119,497
		227,058
	ENGINEERING & CONSTRUCTION - 1.2%
2,804	ACS Actividades de Construccion y Servicios SA	80,568
1,626	Boskalis Westminster	71,079
56,000	China Machinery Engineering Corp.	48,402
425,700	DMCI Holdings, Inc.	116,455
53,700	Singapore Technologies Engineering Ltd.	112,761
4,881	Skanska AB	95,610
1,476	VInci SA	93,731
		618,606
	ENTERTAINMENT - 0.5%
3,324	AMC Entertainment Holdings, Inc.	83,732
4,708	OPAP SA	42,618
6,366	Regal Entertainment Group	118,981
		245,331

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	ENVIRONMENTAL CONTROL - 0.1%
1,845	MSA Safety, Inc.	$ 73,745

	FOOD - 1.7%
1,174	Cal-Maine Foods, Inc. ^	64,112
1,669	Casino Guichard Perrachon SA	88,763
2,809	General Mills, Inc. ^	157,669
1,406	John B Sanfilippo & Son, Inc.	72,072
2,208	Pilgrim's Pride Corp. ^	45,882
3,101	Sysco Corp. ^	120,846
2,656	Weis Markets, Inc.	110,888
5,015	Wesfarmers Ltd.	138,670
5,173	Woolworths Ltd.	90,701
		889,603
	FOREST PRODUCTS & PAPER - 0.8%
2,423	International Paper Co.	91,565
6,926	PH Glatfelter Co.	119,266
3,266	Schweitzer-Mauduit International, Inc.	112,285
4,687	UPM-Kymmene OYJ	70,261
		393,377
	GAS - 2.0%
5,743	CenterPoint Energy, Inc.	103,604
1,888	Chesapeake Utilities Corp. ^	100,215
4,099	Enagas SA	117,383
5,650	Gas Natural SDG SA	110,096
10,048	National Grid PLC	140,096
3,037	ONE Gas, Inc. ^	137,667
493,200	Perusahaan Gas Negara Persero Tbk PT	85,326
20,094	Snam SpA	103,062
2,473	Southwest Gas Corp.	144,225
		1,041,674
	HAND/MACHINE TOOLS - 0.1%
8,087	Sandvik AB	68,731

	HEALTHCARE-PRODUCTS - 0.4%
3,431	Baxter International, Inc.	112,708
6,882	Meridian Bioscience, Inc.	117,682
		230,390
	HEALTHCARE-SERVICES - 0.1%
6,753	Select Medical Holdings Corp. ^	72,865

	HOLDING COMPANIES - 1.2%
22,360	AVI Ltd.	141,744
7,540	Imperial Holdings Ltd.	92,637
22,000	Keppel Corp. Ltd.	105,307
88,100	Sime Darby Bhd	156,059
378,100	YTL Corp. Bhd	137,719
		633,466
	HOME BUILDERS - 0.5%
1,527	Berkeley Group Holdings PLC	77,369
3,779	MDC Holdings, Inc. ^	98,934
29,464	Taylor Wimpey PLC	87,357
		263,660
	HOUSEWARES - 0.2%
1,840	Tupperware Brands Corp. ^	91,062

	INSURANCE - 5.3%
2,322	American Financial Group Inc./OH	160,009
23,927	AMP Ltd.	94,002
3,726	Arthur J Gallagher & Co.	153,809
13,800	BB Seguridade Participacoes SA	85,921
2,462	Cincinnati Financial Corp. ^	132,455
3,597	CNA Financial Corp.	125,643
7,296	CNP Assurances	101,241
27,804	Direct Line Insurance Group PLC	157,936
2,056	FBL Financial Group, Inc.	126,485
8,382	Gjensidige Forsikring ASA	112,673
27,857	Insurance Australia Group Ltd.	95,274
33,149	Legal & General Group PLC	119,624
33,988	Mapfre SA	88,754
2,099	MetLife, Inc.	98,968

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	INSURANCE (Continued) - 5.3%
31,110	Old Mutual PLC	$ 89,219
1,185	Powszechny Zaklad Ubezpieczen SA	121,536
2,062	PrInc.ipal Financial Group, Inc.	97,615
4,256	ProAssurance Corp.	208,842
2,303	RLI Corp.	123,280
16,662	Standard Life PLC	97,953
14,248	Suncorp Group Ltd.	122,605
1,579	Swiss Re AG	135,127
405	Zurich Insurance Group AG	99,176
		2,748,147
	INTERNET - 0.3%
4,513	NIC, Inc.	79,925
4,300	Symantec Corp.	83,721
		163,646
	INVESTMENT COMPANIES - 1.5%
9,876	Ares Capital Corp. ^	143,004
12,348	Golub Capital BDC, Inc. ^	197,321
5,447	Main Street Capital Corp. ^	145,217
17,796	Prospect Capital Corp. ^	126,885
9,478	TPG Specialty Lending, Inc. ^	155,724
		768,151
	IRON/STEEL 0.6%
5,630	Commercial Metals Co. ^	76,287
86,440	Eregli Demir ve Celik Fabrikalari TAS	106,627
8,183	Kumba Iron Ore Ltd.	46,631
2,083	Nucor Corp.	78,217
		307,762
	LODGING - 0.5%
6,038	Interval Leisure Group, Inc.	110,858
1,516	Las Vegas Sands Corp. ^	57,563
1,228	Starwood Hotels & Resorts Worldwide, Inc.	81,637
		250,058
	MACHINERY CONSTRUCTION & MINING - 0.5%
3,182	Atlas Copco AB	76,350
1,361	Caterpillar, Inc.	88,955
4,498	Joy Global, Inc.	67,155
		232,460
	MACHINERY DIVERSIFIED - 0.6%
4,741	Altra Industrial Motion Corp.^	109,612
2,860	Applied Industrial Technologies, Inc.	109,109
1,393	Deere & Co. ^	103,082
		321,803
	MEDIA - 1.4%
27,094	ITV PLC	101,047
2,238	Meredith Corp.	95,294
1,741	ProSiebenSat.1 Media SE	85,343
8,600	Shaw Communications, Inc.	165,777
3,671	Sinclair Broadcast Group, Inc. ^	92,950
3,368	TEGNA, Inc.	75,410
4,504	Vivendi SA	106,564
		722,385
	METAL FABRICATE/HARDWARE - 0.2%
3,830	Sun Hydraulics Corp. ^	105,210

	MINING - 0.7%
94,500	China Hongqiao Group Ltd.	44,495
82,000	China Molybdenum Co., Ltd.	40,101
5,244	Globe Specialty Metals, Inc.	63,610
428	MMC Norilsk Nickel PJSC	62,042
2,302	Rio Tinto PLC	77,316
2,455	US Silica Holdings, Inc. ^	34,591
220,000	Zijin Mining Group Co., Ltd.	57,716
		379,871

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	MISCELLANEOUS MANUFACTURING - 0.9%
1,841	American Railcar Industries, Inc. ^	$ 66,571
1,865	Eaton Corp. PLC ^	95,675
4,094	Hillenbrand, Inc.	106,485
4,784	Raven Industries, Inc.	81,089
1,126	Siemens AG	100,458
		450,278
	OFFICE FURNISHINGS - 0.7%
4,470	Herman Miller, Inc.	128,915
2,019	HNI Corp. ^	86,615
6,642	Steelcase, Inc. ^	122,279
		337,809
	OFFICE/BUSINESS EQUIPMENT - 0.2%
4,000	Canon, Inc.	115,889

	OIL & GAS - 1.6%
3,284	Atwood Oceanics, Inc. ^	48,636
1,213	Chevron Corp.	95,681
71,000	CNOOC Ltd.	73,104
1,534	Exxon Mobil Corp. ^	114,053
4,539	Gulf International Services QSC	81,277
1,150	Helmerich & Payne, Inc. ^	54,349
124,000	PetroChina Co., Ltd.	86,355
2,901	Qatar Fuel QSC	121,190
2,498	Sasol Ltd.	70,119
4,100	Woodside Petroleum Ltd.	83,936
		828,700
	OIL & GAS SERVICES - 0.2%
1,788	National Oilwell Varco, Inc. ^	67,318
68,500	Sinopec Engineering Group Co. Ltd.	59,835
		127,153
	PACKAGING & CONTAINERS - 0.1%
2,373	Greif, Inc.	75,722

	PHARMACEUTICALS - 1.2%
5,828	GlaxoSmithKline PLC	111,955
1,479	Johnson & Johnson ^	138,065
2,116	Merck & Co., Inc. ^	104,509
4,483	Owens & Minor, Inc. ^	143,187
4,153	Pfizer, Inc.	130,446
		628,162
	PIPELINES - 1.2%
4,200	Inter Pipeline Ltd.	77,138
3,735	Kinder Morgan Inc. ^	103,385
1,767	ONEOK, Inc.	56,897
3,300	Pembina Pipeline Corp.	79,047
2,692	Plains GP Holdings LP	47,110
3,515	Spectra Energy Corp.	92,339
3,600	TransCanada Corp.	113,331
1,230	Williams Cos, Inc.	45,326
		614,573
	REAL ESTATE - 0.8%
239,000	Country Garden Holdings Co., Ltd.	86,593
46,355	Emaar Properties PJSC	82,150
73,000	Evergrande Real Estate Group Ltd.	41,715
2,460	HFF, Inc.	83,050
102,000	New World Development Co., Ltd.	99,337
		392,845
	RETAIL - 3.5%
84,000	Belle International Holdings Ltd.	73,053
1,725	Best Buy Co., Inc.	64,032
2,433	Buckle, Inc. ^	89,948

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	RETAIL (Continued) - 3.5%
3,051	Cato Corp.	$ 103,826
84,400	Chow Tai Fook Jewellery Group Ltd.	70,756
2,834	Coach Inc.	81,988
898	Costco Wholesale Corp.	129,824
3,386	DSW, Inc.	85,700
1,668	GameStop Corp. ^	68,738
3,446	Guess?, Inc. ^	73,607
858	HUGO BOSS AG	96,344
1,505	Kohl's Corp.	69,696
1,135	L Brands, Inc.	102,298
1,290	McDonald's Corp.	127,104
1,149	Next PLC	132,488
1,395	Nu Skin Enterprises, Inc. ^	57,586
5,937	Pier 1 Imports, Inc. ^	40,965
13,145	Truworths International Ltd.	80,941
1,951	Wal-Mart Stores, Inc.	126,503
11,593	Wendy's Co.	100,279
		1,775,676
	SAVINGS & LOANS - 1.3%
16,180	Capitol Federal Financial, Inc.	196,102
7,562	New York Community Bancorp, Inc. ^	136,570
14,130	Northwest Bancshares, Inc. ^	183,690
8,790	People's United Financial, Inc.	138,267
		654,629
	SEMICONDUCTORS - 2.0%
72,000	Advanced Semiconductor Engineering, Inc.	78,297
1,375	Analog Devices, Inc.	77,564
3,139	Intel Corp. ^	94,609
1,756	KLA-Tencor Corp.	87,800
2,463	Linear Technology Corp.	99,382
9,000	MediaTek, Inc.	66,844
2,204	Microchip Technology, Inc. ^	94,970
1,665	QUALCOMM, Inc.	89,460
74,000	Siliconware Precision Industries Co., Ltd.	92,073
2,383	Tessera Technologies, Inc.	77,233
1,926	Texas Instruments, Inc. ^	95,376
2,267	Xilinx, Inc.	96,121
		1,049,729
	SOFTWARE - 1.1%
4,037	CA, Inc.	110,210
3,985	CSG Systems International, Inc. ^	122,738
4,562	ManTech International Corp.	117,243
2,946	Paychex, Inc.	140,318
5,823	Quality Systems, Inc.	72,671
		563,180
	TELECOMMUNICATIONS - 7.6%
6,269	ADTRAN, Inc. ^	91,527
23,400	Advanced Info Service PCL	145,636
3,700	BCE, Inc.	150,760
3,498	CenturyLink, Inc. ^	87,870
3,845	Cisco Systems, Inc.	100,931
131,600	DiGi.Com Bhd	166,179
3,934	Eutelsat Communications SA	120,498
71,000	Far EasTone Telecommunications Co., Ltd.	152,825
174,000	FIH Mobile Ltd.	80,043
2,823	Inteliquent, Inc.	63,038
89,000	Intouch Holdings PCL	178,179
20,810	Mobile TeleSystems PJSC	67,666
7,701	MTN Group Ltd.	99,231
6,181	O2 Czech Republic AS	54,053
5,453	Ooredoo QSC	115,466
51,878	Orange Polska SA	99,069
4,696	Orange SA	71,092
2,920	Philippine Long Distance Telephone Co.	136,968
2,922	Proximus	100,942
4,100	Rogers Communications, Inc.	140,633
49,700	Singapore Telecommunications Ltd.	125,907
237	Swisscom AG	117,976
47,000	Taiwan Mobile Co., Ltd.	143,614
8,849	Telefonaktiebolaget LM Ericsson	86,608

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	TELECOMMUNICATIONS (Continued) - 7.6%
7,968	Telefonica SA	$ 96,538
5,150	Telenor ASA	96,077
20,712	TeliaSonera AB	111,545
36,680	Telstra Corp. Ltd.	145,063
4,700	TELUS Corp.	147,434
53,300	Total Access Communication PCL	84,740
57,224	Turk Telekomunikasyon AS	112,864
31,504	Turkcell Iletisim Hizmetleri AS	109,853
14,004	Vodacom Group Ltd.	139,584
30,593	Vodafone Group PLC	96,588
3,481	West Corp. ^	77,974
		3,914,971
	TRANSPORTATION - 1.5%
50	AP Moeller - Maersk A/S	76,982
29,204	Aurizon Holdings Ltd.	103,203
656,800	BTS Group Holdings PCL	176,122
921	Kuehne + Nagel International AG	118,125
1,361	Norfolk Southern Corp.	103,980
13,051	Royal Mail PLC	90,754
1,169	United Parcel Service, Inc. ^	115,369
		784,535
	TRUCKING & LEASING - 0.3%
2,330	GATX Corp. ^	102,869
4,199	TAL International Group, Inc.	57,400
		160,269
	WATER - 1.7%
437,276	Aguas Andinas SA	227,067
2,982	American States Water Co.	123,455
4,942	California Water Service Group	109,317
3,659	SJW Corp.	112,514
3,922	Suez Environnement Co.	70,381
8,495	United Utilities Group PLC	119,147
4,138	Veolia Environnement SA	94,245
		856,126

	TOTAL COMMON STOCK (Cost - $46,962,288)	41,399,933

	EXCHANGE TRADED FUNDS - 0.5%
	EQUITY FUND - 0.5%
12,046	WisdomTree India Earnings Fund ^	239,956
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $271,383)

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
1,646,415	Invesco STIT - Liquid Assets Portfolio, Institutional Class, 0.16% **	1,646,415
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,646,415)

	COLLATERAL FOR SECURITIES LOANED - 14.4%
7,374,780	Mount Vernon Securities Lending Prime Portfolio, 0.24%	7,374,780
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $7,374,780)

	TOTAL INVESTMENTS - 98.6% (Cost - $56,254,866) (a)	$ 50,661,084
	PUT OPTIONS WRITTEN - (0.7) % (Proceeds - $261,863)	(350,625)
	OTHER ASSETS LESS LIABILITIES - 2.1%	1,070,219
	NET ASSETS - 100.0%	$ 51,380,678

*144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2015, these securities amounted to $67,282 or 0.1% of net assets.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $7,193,931
# Security has fractional shares equal to or less than 1.
PLC - Public limited company.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including options on futures written) is $56,016,052 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 566,086
	Unrealized depreciation	(5,921,054)
	Net unrealized depreciation	$ (5,354,968)

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts
	SCHEDULE OF PUT OPTIONS ON FUTURES WRITTEN - (0.7) %
110	S & P 500 Mini Futures		350,625
	Expiration October 2015, Exercise Price $1,960
	TOTAL PUT OPTIONS ON FUTURES WRITTEN (Proceeds - $236,421)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	SHORT FUTURES CONTRACTS - (2.1) %
260	Emerging Market, December 2015	10,284,300	33,987
125	MSCI EAFE Index Mini, December 2015	10,309,375	316,931
94	Russell Mini Future, December 2015	5,150,730	429,689
244	S&P E-Mini Future, December 2015	23,286,750	296,460
		49,031,155	1,077,067
	LONG FUTURES CONTRACTS - (0.5) %
21	CBOE VIX Future, December 2015	483,525	(8,085)
154	Nasdaq 100 E-Mini, December 2015	12,822,040	(254,254)
		13,305,565	(262,339)

	TOTAL FUTURES CONTRACTS	$ 62,336,720	$ 814,728

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	MUTUAL FUNDS - 4.1%
	DEBT FUND - 4.1%
84,104	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$ 841,037
	TOTAL MUTUAL FUNDS (Cost - $841,037)

Par Value
	BONDS & NOTES - 8.0%
	BANKS - 2.8%
$ 50,000	Capital One Financial Corp., 1.00%, 11/6/15	50,013
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17	525,279
		575,292
	INSURANCE - 5.2%
1,053,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A	1,063,278

	TOTAL BONDS & NOTES (Cost - $1,636,639)	1,638,570

	SHORT-TERM INVESTMENTS - 85.3%
	COMMERCIAL PAPER- 65.7%
600,000	Agrium, Inc., 11/4/15	599,706
600,000	Ameren Corp., 10/9/15	599,929
1,000,000	Aon Corp., 10/28/15	999,625
300,000	Autozone, Inc., 10/2/15	299,997
400,000	Campbells Soup Co., 11/2/15	399,840
1,000,000	Coca-Cola Company, 6/16/15	996,688
700,000	Enbridge US Inc., 10/09/15	699,899
900,000	Ford Motor Credit Co., LLC, 1/4/16	898,627
1,000,000	Hewlett-Packard, 10/13/15	999,957
750,000	JP Morgan Securities LLC, 6/27/16	746,951
900,000	Laclede Gas Co.,10/08/15	899,921
600,000	ROCKWELL COLLINS INC.,10/26/15	599,804
600,000	Tate & Lyle Intl Fin PLC, 11/13/15	599,606
600,000	TELUS Corp., 10/1/15	600,000
900,000	Thomson Reuters Corp., 10/7/15	899,905
200,000	TJX Co. Inc., 12/15/15	199,771
700,000	Torchmark Corp., 07/25/16	695,365
500,000	Thermo Fisher Scientific, 10/27/15	499,830
800,000	Vodaphone, 3/28/16	796,800
350,000	Williams Partners LP, 11/02/15	349,826
	TOTAL COMMERCIAL PAPER (Cost - $13,378,061)	13,382,047

Shares	MONEY MARKET FUND - 19.6%
3,981,716	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.16% *	3,981,716
	TOTAL MONEY MARKET FUND (Cost - $3,981,716)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,359,777)	17,363,763

	TOTAL INVESTMENTS - 97.4% (Cost - $19,837,453) (a)	$ 19,843,370
	OTHER ASSETS LESS LIABILITIES - 2.6%	527,188
	NET ASSETS - 100.0%	$ 20,370,558

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
144A - Security exempt from registration under Rule 114A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified buyers.

LLC - Limited liability company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,837,453 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 5,917
	Unrealized depreciation	-
	Net unrealized appreciation	$ 5,917

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
September 30, 2015

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation/Depreciation
	LONG FUTURES CONTRACTS - 0.1%
	Fixed Income Futures - 0.1%
20	2 Year Bond December 2015	$ 4,380,640	$ (939)
2	Canadian 10 Year Bond December 2015	211,548	(3,103)
4	Euro BOBL Future December 2015	575,892	3,883
5	Euro Schatz December 2015	621,275	474
3	Euro-Bund Future, Decenber 2015	5,751,636	10,378
6	Long Gilt Future December 2015	5,950,824	11,269
33	US 10 Year Future December 2015	4,634,424	2,579
36	US 5 YR Note December 2015	2,410,320	4,219
	TOTAL LONG FUTURES CONTRACTS	$ 24,536,559	$ 28,760

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Par Value		Value
	SHORT-TERM INVESTMENTS - 100.0%
	COMMERCIAL PAPER - 96.7%
$ 600,000	Agrium, Inc., 11/4/2015	$ 599,705
600,000	Ameren Corp., 10/9/2015	599,929
700,000	Aon Corp., 10/28/2015	699,737
600,000	AutoZone, Inc., 10/2/2015	599,994
650,000	Campbell Soup Co., 11/2/2015	649,740
500,000	CBS Corp., 10/20/2015	499,887
700,000	Coca-Cola Co., 6/16/2016	697,681
700,000	Enbridge US, Inc., 10/9/2015	699,899
600,000	Encana Corp., 4/20/2015	599,811
650,000	Ford Motor Credit Co. LLC, 1/4/2016	649,009
700,000	Hewlett-Packard Co., 10/13/2015	699,970
700,000	JP Morgan Securities LLC, 6/27/2016	697,155
650,000	Laclede Gas Co., 10/8/2015	649,943
700,000	Rockwell Collins, Inc., 10/26/2015	699,772
600,000	St Jude Medical, Inc., 12/15/2015	599,313
700,000	Tate & Lyle International Finance PLC, 11/13/2015	699,540
600,000	TELUS Corp., 10/1/2015	600,000
600,000	Thermo Fisher Scientific, Inc., 10/27/2015	599,796
700,000	Thomson Reuters Corp., 10/7/2015	699,926
600,000	Torchmark Corp., 7/25/2016	596,027
650,000	Whirlpool Corp., 12/11/2015	649,269
650,000	Williams Partners LP, 11/2/2015	649,676
500,000	WPP CP LLC 10/26/2015	499,819
	TOTAL COMMERCIAL PAPER (Cost - $14,632,860)	14,635,598

	MONEY MARKET FUND - 3.3%
509,060	AIM STIT - Liquid Assets Portfolio, 0.16% *	509,060
	(Cost - $509,060)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,141,920)	15,144,658

	TOTAL INVESTMENTS - 100.0% (Cost - $15,141,920) (a)	$ 15,144,658
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(3,451)
	NET ASSETS - 100.0%	$ 15,141,207

* Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,141,920 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 2,738
	Unrealized depreciation	-
	Net unrealized appreciation	$ 2,738

COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 13.8%
	EQUITY FUNDS - 13.8%
1,287	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF +	$ 41,004
50	Compass EMP International High Dividend 100 Volatility Weighted Index ETF +	1,606
35	Compass EMP Small Cap 500 Volatility Weighted Index ETF +	1,121
34,764	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	1,193,796
33,775	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	1,155,780
50,512	Compass EMP US 500 Volatility Weighted Index ETF +	1,735,087
16,570	Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF +	587,075
45	Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF +	1,500
100	Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF +	3,166
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,916,945)	4,720,135

	MUTUAL FUNDS - 82.0%
	ASSET ALLOCATION FUNDS - 30.3%
314,554	Compass EMP Enhanced Fixed Income Fund - Cl. I +	3,132,956
758,392	Compass EMP Market Neutral Income Fund - Cl. I +	7,227,475
		10,360,431
	COMMODITY FUNDS - 5.7%
124,770	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I +	979,441
156,594	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I +	975,579
		1,955,020
	EQUITY FUNDS - 46.0%
109,940	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	919,102
370,184	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	3,768,468
277,616	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	2,856,670
202,486	Compass EMP Long/Short Strategies Fund - Cl. I +	2,229,373
131,666	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	1,410,144
172,025	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	2,277,612
132,341	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	1,708,518
45,352	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	567,804
		15,737,691

	TOTAL MUTUAL FUNDS (Cost - $29,721,071)	28,053,142

	SHORT TERM INVESTMENTS - 3.9%
	MONEY MARKET FUND - 3.9%
1,318,691	AIM STIT - Liquid Assets Portfolio, 0.16% *	1,318,691
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,318,691)

	TOTAL INVESTMENTS - 100.0% (Cost - $35,956,707) (a)	$ 34,091,968
	OTHER ASSETS LESS LIABILITIES - 0.3%	110,466
	NET ASSETS - 100.0%	$ 34,202,434

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,017,617 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 195,764
	Unrealized depreciation	(2,121,413)
	Net unrealized depreciation	$ (1,925,649)

COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 29.0%
	EQUITY FUNDS - 29.0%
200	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF +	$ 6,372
1,170	Compass EMP Small Cap 500 Volatility Weighted Index ETF +	37,475
25,451	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	873,987
24,727	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	846,158
37,769	Compass EMP US 500 Volatility Weighted Index ETF +	1,297,365
12,829	Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF +	454,532
1,385	Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF +	46,155
1,315	Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF +	41,633
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,772,079)	3,603,677

	MUTUAL FUNDS - 66.7%
	EQUITY FUNDS - 66.7%
80,690	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	674,565
245,640	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	2,500,620
195,181	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	2,008,408
120,151	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	1,590,793
94,803	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	1,223,901
24,366	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	305,057
	TOTAL MUTUAL FUNDS (Cost - $8,882,396)	8,303,344

	SHORT-TERM INVESTMENTS - 4.1%
	MONEY MARKET FUND - 4.1%
504,845	AIM STIT - Liquid Assets Portfolio, 0.16% *	504,845
	TOTAL SHORT-TERM INVESTMENTS (Cost - $504,845)

	TOTAL INVESTMENTS - 99.8% (Cost - $13,159,320) (a)	12,411,866
	OTHER ASSETS LESS LIABILITIES - 0.2%	27,367
	NET ASSETS - 100.0%	12,439,233

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,190,736 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 94,099
	Unrealized depreciation	(872,969)
	Net unrealized depreciation	$ (778,870)

COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value

	EXCHANGE TRADED FUNDS - 7.1%
	EQUITY FUNDS - 7.1%
15,916	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF +	$ 507,084
28,283	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	971,238
26,984	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	923,392
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,480,893)	2,401,714

	MUTUAL FUNDS - 90.3%
	ASSET ALLOCATION FUND - 17.1%
602,265	Compass EMP Market Neutral Income Fund - Cl. I +	5,739,586

	COMMODITY FUND - 19.4%
416,560	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I +	3,269,999
522,827	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I +	3,257,215
		6,527,214
	EQUITY FUNDS - 53.8%
300,952	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	3,063,690
700,136	Compass EMP Long/Short Strategies Fund - Cl. I +	7,708,497
450,744	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	4,827,471
185,782	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	2,459,755
		18,059,413

	TOTAL MUTUAL FUNDS (Cost - $32,618,298)	30,326,213

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
808,990	AIM STIT - Liquid Assets Portfolio, 0.16% *	808,990
	TOTAL SHORT-TERM INVESTMENTS (Cost - $808,990)

	TOTAL INVESTMENTS - 99.8% (Cost - $35,908,181) (a)	$ 33,536,917
	OTHER ASSETS LESS LIABILITIES - 0.2%	56,231
	NET ASSETS - 100.0%	$ 33,593,148

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is 35,928,950 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 325,133
	Unrealized depreciation	(2,717,166)
	Net unrealized depreciation	$ (2,392,033)

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value ("NAV"). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Portfolio’s assets and liabilities measured at fair value:

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

US 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 30,266,939	$ -	$ -	$ 30,266,939
Money Market Fund	696,199	-	-	696,199
Collateral for Securities Loaned	7,925,373	-	-	7,925,373
Total	$ 38,888,511	$ -	$ -	$ 38,888,511
Liabilities
Long Futures Contracts	$ 16,200	$ -	$ -	$ 16,200
Total	$ 16,200	$ -	$ -	$ 16,200

US Small Cap 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,919,710	$ -	$ -	$ 11,919,710
Money Market Fund	526,111	-	-	526,111
Collateral for Securities Loaned	3,257,873	-	-	3,257,873
Long Futures Contracts	9,960	-	-	9,960
Total	$ 15,713,654	$ -	$ -	15,713,654

International 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,201,601	$ -	$ -	$ 17,201,601
Money Market Fund	511,840	-	-	511,840
Collateral for Securities Loaned	242,992	-	-	242,992
Total	$ 17,956,433	$ -	$ -	$ 17,956,433
Liabilities
Long Futures Contracts	$ 1,304	$ -	$ -	$ 1,304
Total	$ 1,304	$ -	$ -	$ 1,304

Emerging Market 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,719,747	$ -	$ -	$ 9,719,747
Exchange Traded Funds	1,126,755	-	-	1,126,755
Rights	-	-	-	-
Warrants	1,440	-	-	1,440
Collateral for Securities Loaned	1,013,960	-	-	1,013,960
Total	$ 11,861,902	$ -	$ -	$ 11,861,902
Liabilities
Long Futures Contracts	$ 450	$ -	$ -	$ 450
Total	$ 450	$ -	$ -	$ 450

REC Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
REITs	$ 4,212,326	$ -	$ -	$ 4,212,326
Money Market Fund	12,673,315	-	-	12,673,315
Collateral for Securities Loaned	1,117,515	-	-	1,117,515
Total	$ 18,003,156	$ -	$ -	$ 18,003,156

Long/Short Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,350,723	$ -	$ -	$ 11,350,723
Money Market Fund	798,478	-	-	798,478
Collateral for Securities Loaned	3,404,879	-	-	3,404,879
Short Futures Contracts	$ 62,175	$ -	$ -	$ 62,175
Total	$ 15,616,255	$ -	$ -	$ 15,616,255

US 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 186,629,573	$ -	$ -	$ 186,629,573
Money Market Fund	1,468,559	-	-	1,468,559
Collateral for Securities Loaned	43,401,015	-	-	43,401,015
Total	$ 231,499,147	$ -	$ -	$ 231,499,147
Liabilities
Long Futures Contracts	$ 14,100	$ -	$ -	$ 14,100
Total	$ 14,100	$ -	$ -	$ 14,100

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

International 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 61,642,358	$ -	$ -	$ 61,642,358
Money Market Fund	708,352	-	-	708,352
Collateral for Securities Loaned	848,309	-	-	848,309
Total	$ 63,199,019	$ -	$ -	$ 63,199,019
Liabilities
Long Futures Contracts	$ 1,505	$ -	$ -	$ 1,505
Total	$ 1,505	$ -	$ -	$ 1,505

Commodity Strategies Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 297,156	$ -	$ -	$ 297,156
Short-Term Investments	6,455,969	-	-	6,455,969
Total	$ 6,753,125	$ -	$ -	$ 6,753,125
Liabilities
Long Futures Contracts	$ 204,556	$ -	$ -	$ 204,556
Total	$ 204,556	$ -	$ -	$ 204,556

Commodity Strategies Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 386,447	$ -	$ -	$ 386,447
Bonds & Notes	-	652,500		652,500
Short-Term Investments	7,306,582	-	-	7,306,582
Total	$ 7,693,029	$ 652,500	$ -	$ 8,345,529
Liabilities
Long Futures Contracts	$ 311,827	$ -	$ -	$ 311,827
Total	$ 311,827	$ -	$ -	$ 311,827

Market Neutral Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 41,399,933	$ -	$ -	$ 41,399,933
Exchange Traded Funds	239,956	-	-	239,956
Money Market Fund	1,646,415	-	-	1,646,415
Collateral for Securities loaned	7,374,780	-	-	7,374,780
Total	$ 50,661,084	$ -	$ -	$ 50,661,084
Liabilities
Written Put Options on Futures	$ 350,625	$ -	$ -	$ 350,625
Futures Contracts	814,728	-	-	814,728
Total	$ 1,165,353	$ -	$ -	$ 1,165,353

Enhanced Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 841,037	$ -	$ -	$ 841,037
Bonds & Notes	-	1,638,570	-	1,638,570
Short-Term Investments	17,363,763	-	-	17,363,763
Long Futures Contracts	28,760	-	-	28,760
Total	$ 18,233,560	$ 1,638,570	$ -	$ 19,872,130

Ultra Short-Term Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 15,144,658	$ -	$ -	$ 15,144,658
Total	$ 15,144,658	$ -	$ -	$ 15,144,658

Multi-Asset Balanced Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,720,135	$ -	$ -	$ 4,720,135
Mutual Funds	28,053,142	-	-	28,053,142
Money Market Fund	1,318,691	-	-	1,318,691
Total	$ 34,091,968	$ -	$ -	$ 34,091,968

Multi-Asset Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,603,677	$ -	$ -	$ 3,603,677
Mutual Funds	8,303,344	-	-	8,303,344
Money Market Fund	504,845	-	-	504,845
Total	$ 12,411,866	$ -	$ -	$ 12,411,866

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

Alternative Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,401,714	$ -	$ -	$ 2,401,714
Mutual Funds	30,326,213	-	-	30,326,213
Money Market Fund	808,990	-	-	808,990
Total	$ 33,536,917	$ -	$ -	$ 33,536,917
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to take delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Commodity Long/Short Strategies Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass. Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Victory Portfolios II (formerly Compass EMP Funds Trust)

By

*/s/ Christopher K. Dyer

Christopher K. Dyer, Principal Executive Officer

Date 11/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Christopher K. Dyer

Christopher K Dyer, Principal Executive Officer

Date 11/24/2015

By

*/s/ Christopher A. Ponte

Christopher A. Ponte, Principal Financial Officer

Date 11/24/2015